UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	Vanguard Institutional Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1:	Schedule of Investments

Vanguard Institutional Index Fund
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.7%)

Auto & Transportation (2.3%)
United Parcel Service, Inc.	5,397,911	$373,158
FedEx Corp.	1,476,860	128,679
Burlington Northern Santa Fe Corp.	1,821,192	108,907
Union Pacific Corp.	1,286,381	92,234
Ford Motor Co.	9,036,993	89,105
^General Motors Corp.	2,757,898	84,419
Norfolk Southern Corp.	1,972,922	80,022
Harley-Davidson, Inc.	1,338,264	64,826
PACCAR, Inc.	836,265	56,774
Southwest Airlines Co.	3,379,594	50,187
CSX Corp.	1,058,351	49,192
Genuine Parts Co.	849,134	36,428
*^ The Goodyear Tire & Rubber Co.	856,971	13,360
* Navistar International Corp.	300,429	9,743
Delphi Corp.	2,732,359	7,541
Dana Corp.	731,865	6,887
Visteon Corp.	626,324	6,125
Cooper Tire & Rubber Co.	298,204	4,554

		1,262,141

Consumer Discretionary (12.2%)
Wal-Mart Stores, Inc.	12,176,559	533,577
Time Warner, Inc.	22,884,728	414,442
Home Depot, Inc.	10,434,303	397,964
Gillette Co.	4,519,929	263,060
Viacom Inc. Class B	7,691,853	253,908
Lowe's Cos., Inc.	3,800,542	244,755
The Walt Disney Co.	9,798,675	236,442
Target Corp.	4,312,349	223,940
* eBay Inc.	5,411,619	222,959
* Yahoo! Inc.	6,112,377	206,843
McDonald's Corp.	6,093,318	204,065
The News Corp., Inc.	11,936,016	186,083
Kimberly-Clark Corp.	2,322,729	138,272
Cendant Corp.	5,102,769	105,321
Carnival Corp.	2,104,853	105,201
Costco Wholesale Corp.	2,336,961	100,700
* Starbucks Corp.	1,873,891	93,882
The McGraw-Hill Cos., Inc.	1,822,988	87,576
Clear Channel Communications, Inc.	2,646,413	87,041
Federated Department Stores, Inc.	1,293,081	86,468
Best Buy Co., Inc.	1,974,215	85,938
* Kohl's Corp.	1,680,912	84,348
* Electronic Arts Inc.	1,480,182	84,208
Gannett Co., Inc.	1,190,020	81,909
Waste Management, Inc.	2,741,310	78,429
Staples, Inc.	3,583,790	76,406
NIKE, Inc. Class B	931,552	76,089
Omnicom Group Inc.	888,093	74,271
Yum! Brands, Inc.	1,391,882	67,381
* Sears Holdings Corp.	498,422	62,014
Avon Products, Inc.	2,295,907	61,989
Starwood Hotels & Resorts Worldwide, Inc.	1,061,120	60,664
Harrah's Entertainment, Inc.	895,479	58,376
* Coach, Inc.	1,853,817	58,136
* Bed Bath & Beyond, Inc.	1,442,258	57,950
J.C. Penney Co., Inc. (Holding Co.)	1,220,795	57,890
Marriott International, Inc. Class A	835,176	52,616
The Gap, Inc.	2,826,843	49,272
* Apollo Group, Inc. Class A	713,404	47,363
TJX Cos., Inc.	2,272,880	46,549
* Office Depot, Inc.	1,543,263	45,835
International Game Technology	1,663,833	44,923
Tribune Co.	1,293,436	43,835
R.R. Donnelley & Sons Co.	1,047,401	38,827
Nordstrom, Inc.	1,080,140	37,070
* Fisher Scientific International Inc.	594,843	36,910
Hilton Hotels Corp.	1,598,275	35,673
Limited Brands, Inc.	1,703,293	34,798
Eastman Kodak Co.	1,401,093	34,089
Mattel, Inc.	1,969,465	32,851
Black & Decker Corp.	392,538	32,223
Newell Rubbermaid, Inc.	1,343,083	30,421
* Univision Communications Inc.	1,123,103	29,796
Robert Half International, Inc.	826,074	29,400
Dollar General Corp.	1,566,017	28,721
Cintas Corp.	673,386	27,642
Tiffany & Co.	694,352	27,614
Wendy's International, Inc.	563,616	25,447
VF Corp.	435,050	25,220
Whirlpool Corp.	325,686	24,677
* Interpublic Group of Cos., Inc.	2,063,181	24,015
* AutoZone Inc.	270,826	22,546
^New York Times Co. Class A	708,122	21,067
Liz Claiborne, Inc.	522,621	20,549
Darden Restaurants Inc.	654,273	19,870
Knight Ridder	338,223	19,847
Leggett & Platt, Inc.	918,115	18,546
* Monster Worldwide Inc.	593,646	18,231
* AutoNation, Inc.	878,416	17,542
Hasbro, Inc.	873,428	17,163
The Stanley Works	353,598	16,506
Jones Apparel Group, Inc.	577,070	16,446
Alberto-Culver Co. Class B	367,236	16,434
RadioShack Corp.	653,876	16,216
Family Dollar Stores, Inc.	802,995	15,956
Reebok International Ltd.	255,950	14,479
International Flavors & Fragrances, Inc.	397,692	14,174
Circuit City Stores, Inc.	801,294	13,750
Sabre Holdings Corp.	638,242	12,944
OfficeMax, Inc.	344,221	10,901
Meredith Corp.	204,115	10,183
Snap-On Inc.	281,428	10,165
* Convergys Corp.	682,336	9,805
* Allied Waste Industries, Inc.	1,062,924	8,982
Maytag Corp.	388,650	7,097
Dillard's Inc.	313,482	6,546
* Big Lots Inc.	554,102	6,090
Viacom Inc. Class A	36,030	1,197
News Corp., Inc., Class B	4,500	74

		6,587,590

Consumer Staples (7.4%)
Altria Group, Inc.	10,118,536	745,837
The Procter & Gamble Co.	12,136,347	721,627
PepsiCo, Inc.	8,140,718	461,660
The Coca-Cola Co.	10,122,695	437,199
Walgreen Co.	4,983,716	216,543
Anheuser-Busch Cos., Inc.	3,786,090	162,953
Colgate-Palmolive Co.	2,533,178	133,726
CVS Corp.	3,964,387	115,007
Sysco Corp.	3,087,218	96,846
General Mills, Inc.	1,785,058	86,040
* The Kroger Co.	3,530,772	72,699
Sara Lee Corp.	3,826,155	72,506
Wm. Wrigley Jr. Co.	876,663	63,015
ConAgra Foods, Inc.	2,525,432	62,504
H.J. Heinz Co.	1,662,698	60,755
Kellogg Co.	1,249,266	57,629
Safeway, Inc.	2,188,833	56,034
The Hershey Co.	894,728	50,382
Albertson's, Inc.	1,797,130	46,096
The Clorox Co.	740,167	41,109
Reynolds American Inc.	417,033	34,622
UST, Inc.	801,859	33,566
Coca-Cola Enterprises, Inc.	1,470,459	28,674
Campbell Soup Co.	902,335	26,845
* Constellation Brands, Inc. Class A	956,177	24,861
Brown-Forman Corp. Class B	404,132	24,062
Tyson Foods, Inc.	1,225,111	22,113
McCormick & Co., Inc.	651,926	21,272
SuperValu Inc.	662,428	20,615
The Pepsi Bottling Group, Inc.	676,543	19,315
Molson Coors Brewing Co. Class B	278,731	17,842

		4,033,954

Financial Services (21.0%)
Citigroup, Inc.	25,206,948	1,147,420
Bank of America Corp.	19,589,212	824,706
American International Group, Inc.	12,652,167	783,928
JPMorgan Chase & Co.	17,126,225	581,093
Wells Fargo & Co.	8,229,497	482,002
Wachovia Corp.	7,689,638	365,950
American Express Co.	6,049,368	347,476
Morgan Stanley	5,294,604	285,591
Merrill Lynch & Co., Inc.	4,515,765	277,042
The Goldman Sachs Group, Inc.	2,266,671	275,582
U.S. Bancorp	8,909,313	250,174
Fannie Mae	4,717,930	211,458
Freddie Mac	3,368,162	190,166
MetLife, Inc.	3,687,262	183,736
Allstate Corp.	3,201,358	177,003
Prudential Financial, Inc.	2,500,446	168,930
Washington Mutual, Inc.	4,286,830	168,129
Lehman Brothers Holdings, Inc.	1,327,001	154,569
MBNA Corp.	6,134,323	151,150
First Data Corp.	3,762,803	150,512
St. Paul Travelers Cos., Inc.	3,294,215	147,811
SunTrust Banks, Inc.	1,768,058	122,792
Automatic Data Processing, Inc.	2,829,531	121,783
The Hartford Financial Services Group Inc.	1,460,540	112,710
Capital One Financial Corp.	1,407,882	111,955
The Bank of New York Co., Inc.	3,796,239	111,647
AFLAC Inc.	2,446,738	110,837
SLM Corp.	2,036,248	109,224
BB&T Corp.	2,670,368	104,278
Progressive Corp. of Ohio	961,777	100,765
Fifth Third Bancorp	2,712,144	99,617
Countrywide Financial Corp.	2,899,818	95,636
National City Corp.	2,773,325	92,740
The Chubb Corp.	967,319	86,623
PNC Financial Services Group	1,417,962	82,270
Marsh & McLennan Cos., Inc.	2,610,502	79,333
State Street Corp.	1,613,726	78,943
Golden West Financial Corp.	1,246,179	74,011
CIGNA Corp.	626,992	73,897
Charles Schwab Corp.	5,068,326	73,136
Regions Financial Corp.	2,245,758	69,888
ACE Ltd.	1,406,305	66,195
Simon Property Group, Inc. REIT	892,879	66,180
Equity Office Properties Trust REIT	2,002,239	65,493
Mellon Financial Corp.	2,039,334	65,198
The Principal Financial Group, Inc.	1,364,014	64,613
KeyCorp	1,996,140	64,376
Moody's Corp.	1,232,116	62,936
Loews Corp.	661,145	61,096
Franklin Resources Corp.	723,988	60,786
Paychex, Inc.	1,624,640	60,242
Bear Stearns Co., Inc.	548,684	60,218
North Fork Bancorp, Inc.	2,332,038	59,467
ProLogis REIT	1,205,023	53,395
Equity Residential REIT	1,400,785	53,020
Aon Corp.	1,553,802	49,846
Vornado Realty Trust REIT	575,018	49,808
Comerica, Inc.	816,054	48,066
XL Capital Ltd. Class A	684,922	46,595
Northern Trust Corp.	905,419	45,769
CIT Group Inc.	983,964	44,456
Marshall & Ilsley Corp.	1,010,773	43,979
Lincoln National Corp.	841,485	43,774
AmSouth Bancorp	1,709,577	43,184
Synovus Financial Corp.	1,520,940	42,160
* Fiserv, Inc.	917,713	42,095
M & T Bank Corp.	394,160	41,667
T. Rowe Price Group Inc.	633,094	41,341
Archstone-Smith Trust REIT	1,032,982	41,185
MBIA, Inc.	653,970	39,644
Sovereign Bancorp, Inc.	1,764,360	38,886
H & R Block, Inc.	1,583,728	37,978
Ambac Financial Group, Inc.	521,850	37,605
Cincinnati Financial Corp.	852,698	35,720
Plum Creek Timber Co. Inc. REIT	897,513	34,025
Jefferson-Pilot Corp.	657,446	33,642
SAFECO Corp.	610,297	32,578
* E*TRADE Financial Corp.	1,807,954	31,820
Zions Bancorp	439,437	31,292
UnumProvident Corp.	1,453,284	29,792
MGIC Investment Corp.	453,978	29,145
Compass Bancshares Inc.	606,744	27,807
Public Storage, Inc. REIT	403,236	27,017
Torchmark Corp.	509,014	26,891
* Providian Financial Corp.	1,438,191	25,427
Huntington Bancshares Inc.	1,126,083	25,303
Equifax, Inc.	635,518	22,205
First Horizon National Corp.	610,458	22,190
Apartment Investment & Management Co. Class A REIT	465,593	18,056
Janus Capital Group Inc.	1,085,465	15,685
Federated Investors, Inc.	412,571	13,710
Dow Jones & Co., Inc.	286,589	10,945
Ryder System, Inc.	312,558	10,696

		11,381,712

Health Care (12.9%)
Johnson & Johnson	14,503,030	917,752
Pfizer Inc.	35,934,777	897,291
* Amgen, Inc.	6,015,019	479,217
UnitedHealth Group Inc.	6,157,730	346,064
Abbott Laboratories	7,577,719	321,295
Medtronic, Inc.	5,903,919	316,568
Wyeth	6,538,053	302,516
Eli Lilly & Co.	5,527,210	295,816
Merck & Co., Inc.	10,703,224	291,235
Bristol-Myers Squibb Co.	9,534,089	229,390
* WellPoint Inc.	2,991,123	226,787
Schering-Plough Corp.	7,200,021	151,560
Cardinal Health, Inc.	2,081,614	132,058
Aetna Inc.	1,414,081	121,809
Baxter International, Inc.	3,035,868	121,040
Guidant Corp.	1,609,538	110,881
* Caremark Rx, Inc.	2,194,564	109,575
* Gilead Sciences, Inc.	2,223,479	108,417
HCA Inc.	2,204,131	105,622
* Genzyme Corp.-General Division	1,251,735	89,674
* St. Jude Medical, Inc.	1,778,083	83,214
* Zimmer Holdings, Inc.	1,206,240	83,098
* Medco Health Solutions, Inc.	1,484,401	81,390
McKesson Corp.	1,503,786	71,355
Stryker Corp.	1,416,822	70,034
* Boston Scientific Corp.	2,879,915	67,304
* Biogen Idec Inc.	1,650,080	65,145
* Forest Laboratories, Inc.	1,657,617	64,597
Becton, Dickinson & Co.	1,218,963	63,910
Allergan, Inc.	637,902	58,445
* Express Scripts Inc.	725,095	45,101
* Coventry Health Care Inc.	523,890	45,065
Biomet, Inc.	1,217,418	42,257
Quest Diagnostics, Inc.	811,980	41,037
* MedImmune Inc.	1,201,725	40,438
AmerisourceBergen Corp.	506,430	39,147
* Humana Inc.	792,383	37,939
C.R. Bard, Inc.	513,744	33,923
* Laboratory Corp. of America Holdings	659,210	32,110
* Hospira, Inc.	780,031	31,958
Health Management Associates Class A	1,205,957	28,304
IMS Health, Inc.	1,101,429	27,723
* Tenet Healthcare Corp.	2,285,928	25,671
* Chiron Corp.	531,660	23,191
Bausch & Lomb, Inc.	262,117	21,148
Mylan Laboratories, Inc.	1,065,507	20,522
* Watson Pharmaceuticals, Inc.	507,347	18,574
* King Pharmaceuticals, Inc.	1,178,236	18,121
* Millipore Corp.	251,633	15,825
Manor Care, Inc.	384,986	14,787

		6,985,900

Integrated Oils (6.5%)
ExxonMobil Corp.	30,741,645	1,953,324
Chevron Corp.	10,978,991	710,670
ConocoPhillips Co.	6,786,056	474,413
Occidental Petroleum Corp.	1,949,733	166,566
Marathon Oil Corp.	1,785,034	123,042
Amerada Hess Corp.	389,557	53,564
Murphy Oil Corp.	800,809	39,936

		3,521,515

Other Energy (3.7%)
Schlumberger Ltd.	2,867,710	241,977
Halliburton Co.	2,478,898	169,854
Valero Energy Corp.	1,462,866	165,392
Devon Energy Corp.	2,210,263	151,712
Burlington Resources, Inc.	1,858,307	151,118
Apache Corp.	1,603,683	120,629
Anadarko Petroleum Corp.	1,152,564	110,358
Baker Hughes, Inc.	1,661,437	99,155
* Transocean Inc.	1,603,341	98,301
EOG Resources, Inc.	1,170,889	87,700
XTO Energy, Inc.	1,761,903	79,849
Williams Cos., Inc.	2,790,405	69,900
BJ Services Co.	1,572,429	56,592
* National Oilwell Varco Inc.	845,838	55,656
* Nabors Industries, Inc.	767,887	55,157
Kerr-McGee Corp.	562,784	54,652
Sunoco, Inc.	666,329	52,107
* Weatherford International Ltd.	675,148	46,356
Noble Corp.	666,989	45,662
El Paso Corp.	3,216,362	44,707
Rowan Cos., Inc.	530,843	18,840
*^ Calpine Corp.	2,764,058	7,159
* Dynegy, Inc.	1,395,320	6,572

		1,989,405

Materials & Processing (3.3%)
Dow Chemical Co.	4,701,746	195,922
E.I. du Pont de Nemours & Co.	4,848,837	189,929
Alcoa Inc.	4,254,642	103,898
Newmont Mining Corp. (Holding Co.)	2,176,016	102,643
Monsanto Co.	1,310,097	82,209
Weyerhaeuser Co.	1,194,666	82,133
Archer-Daniels-Midland Co.	3,172,526	78,234
Praxair, Inc.	1,576,745	75,573
International Paper Co.	2,392,163	71,286
Masco Corp.	2,098,985	64,397
Phelps Dodge Corp.	472,848	61,437
Air Products & Chemicals, Inc.	1,080,700	59,590
PPG Industries, Inc.	828,777	49,055
Nucor Corp.	762,191	44,962
Georgia Pacific Group	1,269,469	43,238
Freeport-McMoRan Copper & Gold, Inc. Class B	865,160	42,038
American Standard Cos., Inc.	894,761	41,651
Vulcan Materials Co.	499,051	37,035
Rohm & Haas Co.	709,262	29,172
Ecolab, Inc.	898,338	28,684
Avery Dennison Corp.	538,930	28,235
Fluor Corp.	423,141	27,242
MeadWestvaco Corp.	897,011	24,775
Sherwin-Williams Co.	554,410	24,433
United States Steel Corp.	557,446	23,608
Temple-Inland Inc.	550,765	22,499
Sigma-Aldrich Corp.	329,015	21,077
Ashland, Inc.	361,303	19,958
Ball Corp.	531,400	19,524
* Sealed Air Corp.	403,532	19,152
Eastman Chemical Co.	397,623	18,676
Engelhard Corp.	584,772	16,321
Louisiana-Pacific Corp.	539,534	14,940
Bemis Co., Inc.	520,452	12,855
* Pactiv Corp.	728,825	12,769
Allegheny Technologies Inc.	409,740	12,694
* Hercules, Inc.	548,931	6,708

		1,808,552

Producer Durables (4.2%)
The Boeing Co.	4,000,267	271,818
United Technologies Corp.	4,995,405	258,962
Caterpillar, Inc.	3,298,806	193,805
Emerson Electric Co.	2,014,535	144,644
Applied Materials, Inc.	7,912,656	134,199
Lockheed Martin Corp.	1,774,760	108,331
Northrop Grumman Corp.	1,741,491	94,650
Illinois Tool Works, Inc.	1,018,096	83,820
* Agilent Technologies, Inc.	2,410,110	78,931
Deere & Co.	1,176,270	71,988
* Xerox Corp.	4,679,231	63,872
Ingersoll-Rand Co.	1,645,039	62,890
Danaher Corp.	1,159,109	62,395
D. R. Horton, Inc.	1,327,970	48,099
KLA-Tencor Corp.	963,927	47,001
Pitney Bowes, Inc.	1,116,481	46,602
Pulte Homes, Inc.	1,046,576	44,919
Rockwell Collins, Inc.	861,914	41,648
Centex Corp.	626,141	40,436
Dover Corp.	987,809	40,293
Parker Hannifin Corp.	583,948	37,554
* Lexmark International, Inc.	579,201	35,360
Cooper Industries, Inc. Class A	451,872	31,242
KB HOME	378,463	27,703
Goodrich Corp.	593,128	26,299
* Thermo Electron Corp.	788,477	24,364
* Waters Corp.	560,117	23,301
W.W. Grainger, Inc.	368,871	23,209
American Power Conversion Corp.	832,895	21,572
Cummins Inc.	226,378	19,919
Molex, Inc.	705,941	18,835
Novellus Systems, Inc.	674,530	16,917
Pall Corp.	605,414	16,649
* Teradyne, Inc.	957,427	15,798
Tektronix, Inc.	411,528	10,383
* Andrew Corp.	790,710	8,816

		2,297,224

Technology (13.8%)
Microsoft Corp.	44,918,106	1,155,743
Intel Corp.	29,705,926	732,251
International Business Machines Corp.	7,780,060	624,116
* Cisco Systems, Inc.	31,156,517	558,636
Hewlett-Packard Co.	13,967,160	407,841
* Dell Inc.	11,687,759	399,721
QUALCOMM Inc.	7,948,278	355,685
Texas Instruments, Inc.	7,911,997	268,217
Motorola, Inc.	12,036,078	265,877
* Oracle Corp.	18,383,730	227,774
* Apple Computer, Inc.	4,045,008	216,853
* EMC Corp.	11,756,192	152,125
* Corning, Inc.	7,179,040	138,771
* Symantec Corp.	5,841,580	132,370
General Dynamics Corp.	980,389	117,206
Raytheon Co.	2,201,133	83,687
Adobe Systems, Inc.	2,397,468	71,564
* Lucent Technologies, Inc.	21,676,946	70,450
Maxim Integrated Products, Inc.	1,599,123	68,203
Analog Devices, Inc.	1,816,131	67,451
* Sun Microsystems, Inc.	16,630,412	65,191
* Broadcom Corp.	1,378,547	64,668
Computer Associates International, Inc.	2,259,564	62,838
Electronic Data Systems Corp.	2,531,407	56,805
Linear Technology Corp.	1,496,535	56,255
Autodesk, Inc.	1,114,241	51,745
* Advanced Micro Devices, Inc.	1,943,304	48,971
Xilinx, Inc.	1,704,908	47,482
Rockwell Automation, Inc.	885,921	46,865
L-3 Communications Holdings, Inc.	578,926	45,776
National Semiconductor Corp.	1,674,521	44,040
* Computer Sciences Corp.	901,481	42,649
* Network Appliance, Inc.	1,794,863	42,610
* Micron Technology, Inc.	3,005,726	39,976
* Intuit, Inc.	884,176	39,620
* Freescale Semiconductor, Inc. Class B	1,655,569	39,038
* Altera Corp.	1,817,549	34,733
* Affiliated Computer Services, Inc. Class A	612,803	33,459
* NCR Corp.	906,432	28,924
* NVIDIA Corp.	823,039	28,214
Scientific-Atlanta, Inc.	747,410	28,035
Siebel Systems, Inc.	2,548,230	26,323
* Jabil Circuit, Inc.	837,578	25,898
* Comverse Technology, Inc.	982,053	25,799
* Tellabs, Inc.	2,181,289	22,947
* BMC Software, Inc.	1,061,429	22,396
Applera Corp.-Applied Biosystems Group	951,134	22,104
* Avaya Inc.	2,065,873	21,278
* Citrix Systems, Inc.	830,461	20,878
* LSI Logic Corp.	1,904,252	18,757
* Solectron Corp.	4,731,914	18,502
* Compuware Corp.	1,888,786	17,943
* JDS Uniphase Corp.	8,021,388	17,807
* Mercury Interactive Corp.	421,546	16,693
* QLogic Corp.	441,478	15,099
* Novell, Inc.	1,858,964	13,849
* ADC Telecommunications, Inc.	566,952	12,961
PerkinElmer, Inc.	633,838	12,911
Symbol Technologies, Inc.	1,182,969	11,451
* Unisys Corp.	1,657,112	11,003
* Sanmina-SCI Corp.	2,558,208	10,975
* Parametric Technology Corp.	1,325,204	9,237
* PMC Sierra Inc.	886,685	7,812
* Freescale Semiconductor, Inc. Class A	320,600	7,505
* Ciena Corp.	2,812,616	7,425
* Applied Micro Circuits Corp.	1,489,126	4,467
* Gateway, Inc.	1,283,623	3,466

		7,467,921

Utilities (7.4%)
Verizon Communications Inc.	13,480,798	440,687
SBC Communications Inc.	16,106,924	386,083
Sprint Nextel Corp.	14,298,537	340,019
* Comcast Corp. Class A	9,765,168	286,901
BellSouth Corp.	8,932,038	234,913
Exelon Corp.	3,268,472	174,667
Dominion Resources, Inc.	1,662,005	143,165
TXU Corp.	1,170,764	132,156
Duke Energy Corp.	4,517,875	131,786
Southern Co.	3,642,067	130,240
Alltel Corp.	1,861,942	121,231
FPL Group, Inc.	1,921,508	91,464
FirstEnergy Corp.	1,608,538	83,837
AT&T Corp.	3,911,384	77,445
American Electric Power Co., Inc.	1,917,443	76,122
Entergy Corp.	1,012,364	75,239
Edison International	1,588,946	75,125
Public Service Enterprise Group, Inc.	1,165,626	75,020
PG&E Corp.	1,819,340	71,409
PPL Corp.	1,850,815	59,837
Sempra Energy	1,249,136	58,784
Consolidated Edison Inc.	1,191,950	57,869
Progress Energy, Inc.	1,225,538	54,843
Constellation Energy Group, Inc.	868,241	53,484
Ameren Corp.	994,048	53,172
* AES Corp.	3,186,332	52,351
Kinder Morgan, Inc.	466,122	44,822
Cinergy Corp.	970,187	43,086
DTE Energy Co.	867,578	39,787
Xcel Energy, Inc.	1,964,724	38,528
NiSource, Inc.	1,329,327	32,236
KeySpan Corp.	850,297	31,274
* Qwest Communications International Inc.	7,439,938	30,504
* Comcast Corp. Special Class A	940,053	27,055
* Allegheny Energy, Inc.	794,014	24,392
Citizens Communications Co.	1,674,296	22,687
CenterPoint Energy Inc.	1,507,169	22,412
CenturyTel, Inc.	632,771	22,134
Pinnacle West Capital Corp.	481,437	21,222
TECO Energy, Inc.	1,013,173	18,257
* CMS Energy Corp.	1,067,127	17,554
NICOR Inc.	214,947	9,034
Peoples Energy Corp.	185,594	7,309

		3,990,142

Other (5.0%)
General Electric Co.	51,685,694	1,740,257
Tyco International Ltd.	9,865,990	274,768
3M Co.	3,729,554	273,600
Honeywell International Inc.	4,168,071	156,303
Johnson Controls, Inc.	938,569	58,238
Fortune Brands, Inc.	711,947	57,903
ITT Industries, Inc.	452,151	51,364
Textron, Inc.	652,594	46,804
Eaton Corp.	719,037	45,695
Brunswick Corp.	473,472	17,864

		2,722,796

TOTAL COMMON STOCKS
(Cost $46,214,782)	54,048,852

TEMPORARY CASH INVESTMENTS (0.1%)

Money Market Fund (0.1%)
**Vanguard Market Liquidity Fund, 3.744%	18,757,920	18,758

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
1 Federal National Mortgage Assn
2 3.429%, 10/5/05	10,000	9,998

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $28,756)		28,756

TOTAL INVESTMENTS (99.8%)
(Cost $46,243,538)		54,077,608

OTHER ASSETS AND LIABILITIES--NET (0.2%)		88,860

NET ASSETS (100%)		$54,166,468

*Non-income-producing security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
^Part of security position is on loan to broker/dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action. 2Securities with a value of $9,998,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $46,243,538,000. Net unrealized appreciation of investment securities for tax purposes was $7,834,070,000, consisting of unrealized gains of $12,293,266,000 on securities that had risen in value since their purchase and $4,459,196,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	398	24,563	19
S&P 500 Index	237	73,132	(267)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Institutional Total Stock Market Index Fund
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.0%)

Auto & Transportation (2.2%)
United Parcel Service, Inc.	54,444	$3,764
FedEx Corp.	25,172	2,193
Burlington Northern Santa Fe Corp.	32,968	1,972
Union Pacific Corp.	21,772	1,561
Ford Motor Co.	155,385	1,532
Norfolk Southern Corp.	35,449	1,438
Harley-Davidson, Inc.	25,048	1,213
General Motors Corp.	39,584	1,212
PACCAR, Inc.	14,546	988
Southwest Airlines Co.	61,748	917
CSX Corp.	18,926	880
Genuine Parts Co.	15,346	658
Expeditors International of Washington, Inc.	9,382	533
C.H. Robinson Worldwide, Inc.	7,134	457
BorgWarner, Inc.	5,020	283
Oshkosh Truck Corp.	6,418	277
CNF Inc.	4,706	247
Tidewater Inc.	5,061	246
Gentex Corp.	13,115	228
* Yellow Roadway Corp.	5,341	221
* The Goodyear Tire & Rubber Co.	13,924	217
Landstar System, Inc.	5,338	214
Laidlaw International Inc.	8,686	210
J.B. Hunt Transport Services, Inc.	10,817	206
Lear Corp.	5,953	202
Polaris Industries, Inc.	3,746	186
Alexander & Baldwin, Inc.	3,483	185
* Navistar International Corp.	5,557	180
* AMR Corp.	14,309	160
Overseas Shipholding Group Inc.	2,428	142
OMI Corp.	7,755	139
Skywest, Inc.	4,996	134
UTI Worldwide, Inc.	1,719	134
* Kansas City Southern	5,728	134
Dana Corp.	13,284	125
Delphi Corp.	44,501	123
* JetBlue Airways Corp.	6,972	123
Visteon Corp.	11,442	112
Thor Industries, Inc.	3,278	111
Wabtec Corp.	4,005	109
Forward Air Corp.	2,850	105
Modine Manufacturing Co.	2,742	101
Florida East Coast Industries, Inc. Class A	2,077	94
* Kirby Corp.	1,900	94
ArvinMeritor, Inc.	5,608	94
* Offshore Logistics, Inc.	2,528	94
* Genesee & Wyoming Inc. Class A	2,900	92
Cooper Tire & Rubber Co.	5,991	92
American Axle & Manufacturing Holdings, Inc.	3,895	90
* EGL, Inc.	3,264	89
* Aviall, Inc.	2,573	87
Arkansas Best Corp.	2,300	80
Winnebago Industries, Inc.	2,750	80
Heartland Express, Inc.	3,905	79
Pacer International, Inc.	3,000	79
* AirTran Holdings, Inc.	5,998	76
* TBC Corp.	2,111	73
* TRW Automotive Holdings Corp.	2,473	73
Werner Enterprises, Inc.	4,116	71
Knight Transportation, Inc.	2,920	71
* Swift Transportation Co., Inc.	3,860	68
* Old Dominion Freight Line, Inc.	2,004	67
* Fleetwood Enterprises, Inc.	5,342	66
* Gulfmark Offshore, Inc.	2,031	66
General Maritime Corp.	1,780	66
Wabash National Corp.	3,240	64
* Tenneco Automotive, Inc.	3,329	58
* AAR Corp.	3,348	58
* Alaska Air Group, Inc.	1,917	56
* Continental Airlines, Inc. Class B	5,119	49
Bandag, Inc.	1,069	46
* US Airways Group Inc.	2,163	45
* Hub Group, Inc.	1,200	44
Superior Industries International, Inc.	2,037	44
* Keystone Automotive Industries, Inc.	1,400	40
* Aftermarket Technology Corp.	2,039	38
Arctic Cat, Inc.	1,800	37
* RailAmerica, Inc.	2,971	35
* Frontier Airlines, Inc.	3,400	33
* ExpressJet Holdings, Inc.	3,600	32
* SCS Transportation, Inc.	1,983	31
* Hayes Lemmerz International, Inc.	6,717	30
The Greenbrier Cos., Inc.	900	30
* Strattec Security Corp.	558	29
* Quantum Fuel Systems Technologies Worldwide, Inc.	6,721	28
* Republic Airways Holdings Inc.	1,900	27
* Commercial Vehicle Group Inc.	1,275	27
Monaco Coach Corp.	1,800	27
Sea Containers Ltd. Class A	2,200	26
Coachmen Industries, Inc.	2,087	24
Maritrans Inc.	700	22
Titan International, Inc.	1,611	22
* Mesa Air Group Inc.	2,447	20
* Impco Technologies Inc.	3,323	20
* Marten Transport, Ltd.	772	20
* Celadon Group Inc.	800	18
* International Shipholding Corp.	1,039	18
* Dura Automotive Systems, Inc.	4,272	17
* Pinnacle Airlines Corp.	2,300	15
Standard Motor Products, Inc.	1,792	15
* Covenant Transport, Inc.	1,200	15
Marine Products Corp.	1,199	13
* Petroleum Helicopters, Inc.	385	12
* Miller Industries, Inc.	573	11
* MAIR Holdings, Inc.	1,900	11
* Stoneridge, Inc.	1,318	11
* Quality Distribution Inc.	1,225	10
Spartan Motors, Inc.	861	9
Todd Shipyards Corp.	430	8
* Proliance International Inc.	1,019	6
* FLYi, Inc.	15,472	4
* Central Freight Lines, Inc.	905	2
* National R. V. Holdings, Inc.	176	1

		27,271

Consumer Discretionary (14.0%)
Wal-Mart Stores, Inc.	221,570	9,709
Time Warner, Inc.	401,193	7,266
Home Depot, Inc.	187,653	7,157
* Google Inc.	16,709	5,288
Gillette Co.	85,755	4,991
The Walt Disney Co.	178,463	4,306
Lowe's Cos., Inc.	64,430	4,149
Viacom Inc. Class B	123,186	4,066
Target Corp.	73,507	3,817
* Yahoo! Inc.	110,098	3,726
McDonald's Corp.	111,053	3,719
* eBay Inc.	88,711	3,655
The News Corp., Inc.	217,839	3,396
Kimberly-Clark Corp.	41,798	2,488
Carnival Corp.	39,000	1,949
Cendant Corp.	92,122	1,901
Costco Wholesale Corp.	41,864	1,804
* Liberty Media Corp.	222,991	1,795
* Starbucks Corp.	34,142	1,711
The McGraw-Hill Cos., Inc.	33,444	1,607
Best Buy Co., Inc.	36,642	1,595
Federated Department Stores, Inc.	23,285	1,557
* Electronic Arts Inc.	27,031	1,538
Gannett Co., Inc.	21,637	1,489
Waste Management, Inc.	49,862	1,427
Staples, Inc.	64,501	1,375
NIKE, Inc. Class B	16,706	1,365
* Kohl's Corp.	27,073	1,359
Clear Channel Communications, Inc.	40,951	1,347
Omnicom Group Inc.	16,075	1,344
* Sears Holdings Corp.	10,114	1,258
* Amazon.com, Inc.	27,131	1,229
Yum! Brands, Inc.	25,362	1,228
Avon Products, Inc.	41,314	1,116
J.C. Penney Co., Inc. (Holding Co.)	23,111	1,096
Starwood Hotels & Resorts Worldwide, Inc.	19,004	1,086
Marriott International, Inc. Class A	16,691	1,052
* Bed Bath & Beyond, Inc.	25,975	1,044
* Coach, Inc.	33,034	1,036
* DirecTV Group, Inc.	67,061	1,005
Harrah's Entertainment, Inc.	15,112	985
The Gap, Inc.	55,443	966
* Apollo Group, Inc. Class A	13,490	896
TJX Cos., Inc.	41,381	847
* Office Depot, Inc.	27,828	826
International Game Technology	30,205	816
* Sirius Satellite Radio, Inc.	110,389	723
Hilton Hotels Corp.	31,854	711
* XM Satellite Radio Holdings, Inc.	19,465	699
Tribune Co.	19,553	663
* Fisher Scientific International Inc.	10,623	659
R.R. Donnelley & Sons Co.	17,650	654
Limited Brands, Inc.	30,426	622
Nordstrom, Inc.	18,011	618
Eastman Kodak Co.	25,227	614
* IAC/InterActiveCorp	23,834	604
Mattel, Inc.	35,953	600
* Chico's FAS, Inc.	15,879	584
Harman International Industries, Inc.	5,625	575
Black & Decker Corp.	6,991	574
* Liberty Global Inc. Class A	21,059	570
EchoStar Communications Corp. Class A	19,035	563
Newell Rubbermaid, Inc.	24,312	551
* Univision Communications Inc.	20,190	536
Cintas Corp.	12,900	530
* Liberty Global, Inc. Series C	20,359	524
Robert Half International, Inc.	14,352	511
Tiffany & Co.	12,714	506
* VeriSign, Inc.	23,252	497
* MGM Mirage, Inc.	11,132	487
* Expedia, Inc.	23,834	472
VF Corp.	7,969	462
Wendy's International, Inc.	10,134	458
Whirlpool Corp.	5,944	450
Dollar General Corp.	24,487	449
* AutoZone Inc.	5,232	436
* Interpublic Group of Cos., Inc.	37,120	432
Republic Services, Inc. Class A	12,022	424
Royal Caribbean Cruises, Ltd.	9,808	424
Darden Restaurants Inc.	13,190	401
* Telewest Global, Inc.	17,333	398
Michaels Stores, Inc.	11,977	396
Estee Lauder Cos. Class A	11,341	395
* Getty Images, Inc.	4,571	393
Washington Post Co. Class B	486	390
Knight Ridder	6,532	383
Abercrombie & Fitch Co.	7,626	380
Liz Claiborne, Inc.	9,626	378
* Mohawk Industries, Inc.	4,716	378
The Neiman Marcus Group, Inc. Class A	3,715	371
E.W. Scripps Co. Class A	7,306	365
* Advance Auto Parts, Inc.	9,394	363
New York Times Co. Class A	12,184	362
* Activision, Inc.	17,693	362
Manpower Inc.	7,976	354
Fastenal Co.	5,714	349
ServiceMaster Co.	25,529	346
* ChoicePoint Inc.	7,981	345
The Stanley Works	7,325	342
* Lamar Advertising Co. Class A	7,492	340
Leggett & Platt, Inc.	16,778	339
* Williams-Sonoma, Inc.	8,785	337
CDW Corp.	5,660	333
* Discovery Holding Co. Class A	22,549	326
* AutoNation, Inc.	16,240	324
GTECH Holdings Corp.	10,069	323
* Career Education Corp.	9,061	322
* Iron Mountain, Inc.	8,644	317
Alberto-Culver Co. Class B	6,895	309
Jones Apparel Group, Inc.	10,807	308
Ross Stores, Inc.	12,993	308
Foot Locker, Inc.	13,869	304
* Monster Worldwide Inc.	9,873	303
* Brinker International, Inc.	7,819	294
Circuit City Stores, Inc.	16,947	291
The Corporate Executive Board Co.	3,696	288
* CarMax, Inc.	9,197	288
Aramark Corp. Class B	10,483	280
RadioShack Corp.	11,258	279
Station Casinos, Inc.	4,189	278
Hasbro, Inc.	14,137	278
Family Dollar Stores, Inc.	13,923	277
PETsMART, Inc.	12,621	275
Polo Ralph Lauren Corp.	5,251	264
* O'Reilly Automotive, Inc.	9,345	263
International Flavors & Fragrances, Inc.	7,049	251
* Urban Outfitters, Inc.	8,536	251
American Eagle Outfitters, Inc.	10,157	239
Sabre Holdings Corp.	11,758	238
Reebok International Ltd.	4,207	238
* Pixar, Inc.	5,193	231
Service Corp. International	27,034	224
Outback Steakhouse, Inc.	5,847	214
The Brink's Co.	5,026	206
* The Cheesecake Factory Inc.	6,551	205
* ITT Educational Services, Inc.	4,096	202
*^ Wynn Resorts Ltd.	4,421	200
Belo Corp. Class A	8,704	199
Barnes & Noble, Inc.	5,237	197
OfficeMax, Inc.	6,230	197
* Laureate Education Inc.	4,002	196
* Penn National Gaming, Inc.	6,289	196
* Dollar Tree Stores, Inc.	9,013	195
* Tech Data Corp.	5,134	188
Dex Media, Inc.	6,691	186
* Weight Watchers International, Inc.	3,598	186
Snap-On Inc.	5,121	185
* Saks Inc.	9,865	183
Claire's Stores, Inc.	7,485	181
* R.H. Donnelley Corp.	2,855	181
* Convergys Corp.	12,562	181
* Education Management Corp.	5,543	179
* Valassis Communications, Inc.	4,511	176
* Allied Waste Industries, Inc.	20,327	172
Adesa, Inc.	7,733	171
* AnnTaylor Stores Corp.	6,435	171
* BJ's Wholesale Club, Inc.	6,128	170
Meredith Corp.	3,390	169
* Scientific Games Corp.	5,455	169
* Timberland Co.	4,990	169
* CNET Networks, Inc.	12,287	167
* Gaylord Entertainment Co.	3,400	162
SCP Pool Corp.	4,546	159
American Greetings Corp. Class A	5,666	155
* Jarden Corp.	3,740	154
* Copart, Inc.	6,416	153
Regis Corp.	4,043	153
Boyd Gaming Corp.	3,527	152
* Quiksilver, Inc.	10,407	150
The Toro Co.	4,022	148
Applebee's International, Inc.	7,127	147
Lee Enterprises, Inc.	3,423	145
* Waste Connections, Inc.	4,142	145
* Pacific Sunwear of California, Inc.	6,746	145
* Sonic Corp.	5,288	145
CBRL Group, Inc.	4,229	142
* Wesco International, Inc.	4,197	142
* United Stationers, Inc.	2,945	141
* Tommy Hilfiger Corp.	8,076	140
MSC Industrial Direct Co., Inc. Class A	4,194	139
* Take-Two Interactive Software, Inc.	6,237	138
* Corrections Corp. of America REIT	3,458	137
John Wiley & Sons Class A	3,288	137
Borders Group, Inc.	6,122	136
International Speedway Corp.	2,557	134
Reader's Digest Association, Inc.	8,396	134
* Tractor Supply Co.	2,923	133
* Panera Bread Co.	2,594	133
* Marvel Entertainment, Inc.	7,387	132
Westwood One, Inc.	6,635	132
* EarthLink, Inc.	12,118	130
* Guitar Center, Inc.	2,336	129
Maytag Corp.	7,058	129
Harte-Hanks, Inc.	4,876	129
GameStop Corp.	4,094	129
* Rent-A-Center, Inc.	6,644	128
* PHH Corp.	4,640	127
IKON Office Solutions, Inc.	12,453	124
* Zale Corp.	4,541	123
Chemed Corp.	2,842	123
Dillard's Inc.	5,894	123
Ruby Tuesday, Inc.	5,653	123
* Resources Connection, Inc.	4,062	120
Strayer Education, Inc.	1,267	120
The McClatchy Co. Class A	1,817	119
* United Natural Foods, Inc.	3,320	117
* ValueClick, Inc.	6,861	117
* Scholastic Corp.	3,111	115
* Men's Wearhouse, Inc.	4,306	115
* Charming Shoppes, Inc.	10,548	113
Banta Corp.	2,176	111
* Big Lots Inc.	10,066	111
* THQ Inc.	5,157	110
Argosy Gaming Co.	2,336	110
Arbitron Inc.	2,747	109
Wolverine World Wide, Inc.	5,113	108
Media General, Inc. Class A	1,855	108
* Linens 'n Things, Inc.	4,020	107
Matthews International Corp.	2,835	107
Tupperware Corp.	4,691	107
* MPS Group, Inc.	8,995	106
* Corinthian Colleges, Inc.	7,983	106
* P.F. Chang's China Bistro, Inc.	2,344	105
* Payless ShoeSource, Inc.	6,037	105
* Hewitt Associates, Inc.	3,830	104
* DreamWorks Animation SKG, Inc.	3,756	104
Phillips-Van Heusen Corp.	3,321	103
The Yankee Candle Co., Inc.	4,188	103
Choice Hotel International, Inc.	1,569	101
* DeVry, Inc.	5,253	100
* CEC Entertainment Inc.	3,140	100
* Entercom Communications Corp.	3,155	100
School Specialty, Inc.	2,012	98
* FTI Consulting, Inc.	3,830	97
* Dick's Sporting Goods, Inc.	3,192	96
Ethan Allen Interiors, Inc.	3,003	94
Catalina Marketing Corp.	4,126	94
* Aztar Corp.	3,008	93
* Jack in the Box Inc.	3,095	93
* PETCO Animal Supplies, Inc.	4,342	92
* Carter's, Inc.	1,600	91
Callaway Golf Co.	6,005	91
* The Warnaco Group, Inc.	4,092	90
* Bright Horizons Family Solutions, Inc.	2,326	89
* Shuffle Master, Inc.	3,347	88
* Cogent Inc.	3,640	86
* Hibbett Sporting Goods, Inc.	3,825	85
* Labor Ready, Inc.	3,296	85
* West Corp.	2,254	84
Pier 1 Imports Inc.	7,343	83
* Coldwater Creek Inc.	3,278	83
* Rare Hospitality International Inc.	3,215	83
* The Advisory Board Co.	1,554	81
* Fossil, Inc.	4,391	80
* Dollar Thrifty Automotive Group, Inc.	2,367	80
World Fuel Services Corp.	2,422	79
Furniture Brands International Inc.	4,328	78
* Aeropostale, Inc.	3,667	78
* Spectrum Brands Inc.	3,272	77
* Netflix.com, Inc.	2,900	75
The Pep Boys (Manny, Moe & Jack)	5,431	75
Liberty Corp.	1,601	75
IHOP Corp.	1,841	75
* Tetra Tech, Inc.	4,450	75
* Radio One, Inc. Class D	5,648	74
* Too Inc.	2,706	74
ADVO, Inc.	2,370	74
Oxford Industries, Inc.	1,640	74
United Online, Inc.	5,321	74
Bob Evans Farms, Inc.	3,217	73
* Central Garden and Pet Co.	1,600	72
* Insight Enterprises, Inc.	3,891	72
G & K Services, Inc. Class A	1,833	72
Jackson Hewitt Tax Service Inc.	3,000	72
Stage Stores, Inc.	2,647	71
* Vail Resorts Inc.	2,472	71
* The Pantry, Inc.	1,900	71
Talbots Inc.	2,352	70
Watson Wyatt & Co. Holdings	2,600	70
United Auto Group, Inc.	2,100	69
* Pinnacle Entertainment, Inc.	3,777	69
Electronics Boutique Holdings Corp.	1,100	69
Blockbuster Inc. Class A	14,460	69
Nautilus Inc.	3,100	68
MAXIMUS, Inc.	1,898	68
* Citadel Broadcasting Corp.	4,900	67
Kellwood Co.	2,600	67
* Genesco, Inc.	1,800	67
* aQuantive, Inc.	3,310	67
* Navigant Consulting, Inc.	3,420	66
Orient-Express Hotel Ltd.	2,300	65
Amerco, Inc.	1,122	65
* Six Flags, Inc.	9,021	65
* Red Robin Gourmet Burgers	1,400	64
Hearst-Argyle Television Inc.	2,488	64
* Columbia Sportswear Co.	1,370	64
Aaron Rents, Inc. Class B	3,000	63
CKE Restaurants Inc.	4,789	63
Nu Skin Enterprises, Inc.	3,309	63
* Entravision Communications Corp.	7,883	62
* CMGI Inc.	37,033	62
Hollinger International, Inc.	6,274	61
* Hot Topic, Inc.	3,966	61
Bowne & Co., Inc.	4,247	61
* WMS Industries, Inc.	2,155	61
Journal Register Co.	3,704	60
* Gemstar-TV Guide International, Inc.	20,228	60
Administaff, Inc.	1,504	60
* Korn/Ferry International	3,642	60
* The Sports Authority, Inc.	2,021	59
Burlington Coat Factory Warehouse Corp.	1,563	59
* ShopKo Stores, Inc.	2,320	59
Tuesday Morning Corp.	2,280	59
* The Children's Place Retail Stores, Inc.	1,643	59
* Global Imaging Systems, Inc.	1,700	58
*^ Overstock.com, Inc.	1,500	58
* Jos. A. Bank Clothiers, Inc.	1,325	57
* USANA Health Sciences, Inc.	1,200	57
Speedway Motorsports, Inc.	1,568	57
* LKQ Corp.	1,872	57
ABM Industries Inc.	2,706	56
* Universal Technical Institute Inc.	1,572	56
* Select Comfort Corp.	2,800	56
* The Dress Barn, Inc.	2,457	56
Gevity HR, Inc.	2,038	56
* CBIZ Inc.	10,849	55
* Brightpoint, Inc.	2,880	55
* Nutri/System Inc.	2,190	55
Stein Mart, Inc.	2,697	55
* Playtex Products, Inc.	4,966	55
La-Z-Boy Inc.	4,115	54
Brown Shoe Co., Inc.	1,629	54
* Emmis Communications, Inc.	2,416	53
Stewart Enterprises, Inc. Class A	8,041	53
* Helen of Troy Ltd.	2,572	53
* Insight Communications Co., Inc.	4,548	53
* Elizabeth Arden, Inc.	2,442	53
Oakley, Inc.	3,019	52
Landry's Restaurants, Inc.	1,763	52
Sonic Automotive, Inc.	2,313	51
* Spherion Corp.	6,708	51
* Heidrick & Struggles International, Inc.	1,554	50
* AMN Healthcare Services, Inc.	3,250	50
Ameristar Casinos, Inc.	2,400	50
K-Swiss, Inc.	1,688	50
Regal Entertainment Group Class A	2,485	50
* Teletech Holdings Inc.	4,957	50
Handleman Co.	3,932	50
Blyth, Inc.	2,227	50
* Cross Country Healthcare, Inc.	2,643	49
* ProQuest Co.	1,351	49
* CoStar Group, Inc.	1,045	49
* Central European Distribution Corp.	1,125	48
Lone Star Steakhouse & Saloon, Inc.	1,837	48
* InfoSpace, Inc.	1,989	47
* RC2 Corp.	1,403	47
Domino's Pizza, Inc.	2,030	47
* Casella Waste Systems, Inc.	3,592	47
Cato Corp. Class A	2,358	47
Rollins, Inc.	2,402	47
* California Pizza Kitchen, Inc.	1,579	46
Kelly Services, Inc. Class A	1,503	46
* Texas Roadhouse, Inc.	3,080	46
* Cenveo Inc.	4,425	46
* Group 1 Automotive, Inc.	1,662	46
Viad Corp.	1,676	46
* iVillage Inc.	6,293	46
* Tempur-Pedic International Inc.	3,856	46
* Steak n Shake Co.	2,500	45
* Life Time Fitness, Inc.	1,356	45
Gray Television, Inc.	4,241	45
* Spanish Broadcasting System, Inc.	6,220	45
* PRIMEDIA Inc.	10,861	44
* K2 Inc.	3,891	44
CNS, Inc.	1,700	44
* Cabela's Inc.	2,400	44
* Consolidated Graphics, Inc.	1,021	44
* The Gymboree Corp.	3,192	44
Pre-Paid Legal Services, Inc.	1,120	43
* CSK Auto Corp.	2,906	43
* priceline.com, Inc.	2,223	43
Movado Group, Inc.	2,292	43
Kenneth Cole Productions, Inc.	1,572	43
* Hudson Highland Group, Inc.	1,718	43
* Skechers U.S.A., Inc.	2,608	43
* CRA International Inc.	1,024	43
Fred's, Inc.	3,400	43
Goody's Family Clothing	5,595	42
* 99 Cents Only Stores	4,570	42
* J. Jill Group, Inc.	2,648	42
Christopher & Banks Corp.	3,000	42
* Luby's, Inc.	3,182	42
*^ Charter Communications, Inc.	27,584	41
* Alliance Gaming Corp.	3,788	41
* Ventiv Health, Inc.	1,562	41
* Leapfrog Enterprises, Inc.	2,754	41
Stanley Furniture Co., Inc.	1,552	41
* ValueVision Media, Inc.	3,557	40
* Vertrue Inc.	1,094	40
* Midway Games Inc.	2,609	40
* Ryan's Restaurant Group, Inc.	3,362	39
* Charlotte Russe Holding Inc.	2,926	39
Brookstone, Inc.	1,950	39
* MarineMax, Inc.	1,500	38
* Lifeline Systems, Inc.	1,134	38
* Coinstar, Inc.	2,013	37
* First Consulting Group, Inc.	6,392	37
American Woodmark Corp.	1,100	37
* Cumulus Media Inc.	2,940	37
The Stride Rite Corp.	2,857	37
* Benihana Inc. Class A	2,025	36
* Asbury Automotive Group, Inc.	2,124	36
CDI Corp.	1,214	36
Ambassadors Group, Inc.	1,600	36
Journal Communications, Inc.	2,361	35
Finish Line, Inc.	2,400	35
* Harris Interactive Inc.	8,200	35
* Checkers Drive-In Restaurants, Inc.	2,288	35
* Krispy Kreme Doughnuts, Inc.	5,557	35
Lithia Motors, Inc.	1,200	35
* JAKKS Pacific, Inc.	2,124	34
The Marcus Corp.	1,716	34
* Stamps.com Inc.	1,979	34
* Sirva Inc.	4,558	34
* On Assignment, Inc.	3,955	34
Courier Corp.	900	34
Churchill Downs, Inc.	951	34
Triarc Cos., Inc. Class A	1,994	33
* Kforce Inc.	3,231	33
bebe stores, inc	1,894	33
* NIC Inc.	5,031	33
* Alderwoods Group, Inc.	2,004	33
Sinclair Broadcast Group, Inc.	3,667	33
* Wireless Facilities, Inc.	5,579	32
* Bally Total Fitness Holding Corp.	7,222	32
* Isle of Capri Casinos, Inc.	1,500	32
* Autobytel Inc.	6,241	31
* Forrester Research, Inc.	1,499	31
The Topps Co., Inc.	3,768	31
* Cost Plus, Inc.	1,700	31
World Wrestling Entertainment, Inc.	2,365	31
* Geo Group Inc.	1,140	30
* Guess ?, Inc.	1,399	30
* Cox Radio, Inc.	1,972	30
* Exponent, Inc.	954	30
* Papa John's International, Inc.	597	30
Carmike Cinemas, Inc.	1,300	30
* EZCORP, Inc.	1,854	30
* TiVo Inc.	5,343	29
The Buckle, Inc.	863	29
* Lin TV Corp.	2,100	29
National Presto Industries, Inc.	674	29
infoUSA Inc.	2,716	29
Russell Corp.	2,054	29
* Universal Electronics, Inc.	1,648	28
Haggar Corp.	1,000	28
* LECG Corp.	1,234	28
* Revlon, Inc. Class A	8,767	28
* Build-A-Bear-Workshop, Inc.	1,259	28
* Salem Communications Corp.	1,500	28
* Conn's, Inc.	995	28
* Martha Stewart Living Omnimedia, Inc.	1,087	27
* Steiner Leisure Ltd.	798	27
Bassett Furniture Industries, Inc.	1,435	27
* Casual Male Retail Group, Inc.	3,877	27
* LodgeNet Entertainment Corp.	1,800	27
Central Parking Corp.	1,752	26
* Retail Ventures, Inc.	2,369	26
* SOURCECORP, Inc.	1,205	26
Thomas Nelson, Inc.	1,361	26
UniFirst Corp.	726	25
* S&K Famous Brands Inc.	1,344	25
* Blue Nile Inc.	800	25
* Alloy, Inc.	5,209	25
* 1-800-FLOWERS.COM, Inc.	3,584	25
* Jo-Ann Stores, Inc.	1,450	25
Triarc Cos., Inc. Class B	1,628	25
* Monarch Casino & Resort, Inc.	1,462	25
* 24/7 Real Media, Inc.	3,493	25
Libbey, Inc.	1,604	24
* O'Charley's Inc.	1,700	24
* Multimedia Games Inc.	2,500	24
* NetRatings, Inc.	1,591	24
Cadmus Communications	1,149	24
Monro Muffler Brake, Inc.	900	24
* Midas Inc.	1,185	24
* Playboy Enterprises, Inc. Class B	1,663	23
* Steven Madden, Ltd.	1,000	23
* Marchex, Inc.	1,360	23
* BJ's Restaurants Inc.	1,100	23
* Radio One, Inc.	1,680	22
* DTS Inc.	1,300	22
Movie Gallery, Inc.	2,100	22
Hancock Fabrics, Inc.	3,237	22
* Deckers Outdoor Corp.	900	22
Big 5 Sporting Goods Corp.	900	22
Mannatech, Inc.	1,800	21
Angelica Corp.	1,187	21
* Department 56 Inc.	1,658	21
* Innotrac Corp.	2,414	20
* Water Pik Technologies, Inc.	1,006	20
Startek, Inc.	1,546	20
Action Performance Cos., Inc.	1,609	20
* Iconix Brand Group Inc.	2,231	20
* PDI, Inc.	1,291	20
Inter Parfums, Inc.	1,000	20
* Perry Ellis International Corp.	902	20
* PLATO Learning, Inc.	2,572	20
* Hartmarx Corp.	2,964	19
* Beasley Broadcast Group, Inc.	1,380	19
* Sharper Image Corp.	1,500	19
* drugstore.com, Inc.	5,087	19
* Saga Communications, Inc.	1,400	19
Haverty Furniture Cos., Inc.	1,500	18
* Cache, Inc.	1,200	18
* Shoe Carnival, Inc.	1,140	18
AFC Enterprises, Inc.	1,565	18
* GSI Commerce, Inc.	905	18
Clark, Inc.	1,060	18
* MTR Gaming Group Inc.	2,213	18
* Rural/Metro Corp.	2,000	18
Allen Organ Co.	283	18
* SITEL Corp.	6,305	18
* The Princeton Review, Inc.	2,900	17
* 4Kids Entertainment Inc.	1,000	17
* DiamondCluster International, Inc.	2,278	17
* Carriage Services, Inc.	2,708	17
* Mothers Work, Inc.	1,700	17
* Nexstar Broadcasting Group, Inc.	2,936	17
* Cornell Companies, Inc.	1,100	16
* Pegasus Solutions Inc.	1,764	16
* ParkerVision, Inc.	2,502	16
Russ Berrie and Co., Inc.	1,097	15
* Lazare Kaplan International, Inc.	1,566	15
* Regent Communications, Inc.	2,907	15
Dover Downs Gaming & Entertainment, Inc.	1,107	15
* The Wet Seal, Inc. Class A	3,338	15
* Medical Staffing Network Holdings, Inc.	2,508	15
* Escala Group, Inc.	918	15
* Fisher Communications, Inc.	300	14
* Trans World Entertainment Corp.	1,768	14
* Raindance Communications, Inc.	5,942	14
Cutter & Buck Inc.	1,086	13
* Dave & Busters, Inc.	997	13
* Source Interlink Cos., Inc.	1,184	13
* Volt Information Sciences Inc.	636	13
* America's Car-Mart, Inc.	700	13
* American Technology Corp.	2,400	12
* Internap Network Services Corp.	25,492	12
Renaissance Learning, Inc.	686	12
* Strategic Distribution, Inc.	1,081	12
Schawk, Inc.	600	12
* West Marine, Inc.	800	12
* Buca, Inc.	1,929	12
* Concord Camera Corp.	8,500	12
* Register.com, Inc.	1,497	12
* Great Wolf Resorts, Inc.	1,110	11
* SM&A Corp.	1,294	11
Blair Corp.	308	11
CPI Corp.	645	11
Ambassadors International, Inc.	809	11
* 1-800 Contacts, Inc.	600	11
* Young Broadcasting Inc.	3,177	11
* Daily Journal Corp.	260	11
Lawson Products, Inc.	298	11
* Acme Communications, Inc.	2,800	11
* Learning Tree International, Inc.	788	10
CSS Industries, Inc.	313	10
* Navarre Corp.	1,714	10
* Atari, Inc.	6,811	10
Syms Corp.	725	10
Blockbuster Inc. Class B	2,111	9
* Providence Service Corp.	308	9
* Miva Inc.	1,561	9
Dover Motorsports, Inc.	1,254	9
* Tweeter Home Entertainment Group, Inc.	2,600	9
* LookSmart, Ltd.	10,164	8
* Applica Inc.	5,044	8
* Emerson Radio Corp.	2,400	8
*^ Oneida Ltd.	4,055	8
* ICT Group, Inc.	675	8
* Neoforma, Inc.	855	7
* Spherix Inc.	4,519	7
* Gander Mountain Co.	800	7
Synagro Technologies Inc.	1,506	7
* Interstate Hotels & Resorts, Inc.	1,462	7
* Fox and Hound Restaurant Group	667	7
* Empire Resorts Inc.	1,469	7
* Management Network Group Inc.	2,496	6
* LoJack Corp.	300	6
* Champps Entertainment Inc.	900	6
* PriceSmart, Inc.	726	6
L.S. Starrett Co. Class A	336	6
* A.C. Moore Arts & Crafts, Inc.	314	6
* Systemax Inc.	848	6
Cherokee Inc.	160	6
* Kirkland's, Inc.	735	6
* Enesco Group, Inc.	3,297	5
Intermix Media Inc.	440	5
* Edgewater Technology, Inc.	1,077	5
Superior Uniform Group, Inc.	393	5
Flexsteel Industries, Inc.	300	5
* Friendly Ice Cream Corp.	482	4
Traffix, Inc.	667	4
* The Boyds Collection, Ltd.	5,816	4
Fedders Corp.	1,886	4
* Digital Generation Systems	6,395	4
* Waste Services Inc.	1,082	4
Books-a-Million Inc.	400	4
* APAC Teleservices, Inc.	3,928	4
* Pegasus Communications Corp.	1,056	3
* Protection One, Inc.	188	3
* PC Connection, Inc.	550	3
* Metro One Telecommunications, Inc.	3,900	3
* Rent-Way, Inc.	400	3
Waste Industries USA, Inc.	200	3
* PetMed Express, Inc.	242	3
* Youbet.com, Inc.	426	2
* Brillian Corp.	666	2
* Finlay Enterprises, Inc.	247	2
Craftmade International, Inc.	100	2
News Corp., Inc., Class B	100	2
* A.T. Cross Co. Class A	300	1
* Paxson Communications Corp.	2,800	1
* Red Lion Hotels Corp.	157	1
* Geerlings & Wade Inc.	764	1
* LQ Corp. Inc.	381	1
* Trump Entertainment Resorts, Inc. Warrants Exp. 5/22/06	187	1
* Rainmaker Systems, Inc.	992	1
Major Automotive Cos., Inc.	435	1
* Bush Industries, Inc. (Escrow)	3,784	-
* Gadzooks, Inc.	3,843	-
* Headway Corporate Resources, Inc.	3,808	-

		173,323

Consumer Staples (6.2%)
Altria Group, Inc.	181,053	13,345
The Procter & Gamble Co.	210,094	12,492
PepsiCo, Inc.	146,360	8,300
The Coca-Cola Co.	189,461	8,183
Walgreen Co.	89,390	3,884
Anheuser-Busch Cos., Inc.	68,019	2,928
Colgate-Palmolive Co.	45,855	2,421
CVS Corp.	70,025	2,031
Sysco Corp.	55,412	1,738
General Mills, Inc.	29,084	1,402
Sara Lee Corp.	68,884	1,305
* The Kroger Co.	60,527	1,246
ConAgra Foods, Inc.	45,615	1,129
H.J. Heinz Co.	30,823	1,126
Safeway, Inc.	39,447	1,010
Kellogg Co.	21,647	999
Wm. Wrigley Jr. Co.	12,637	908
The Hershey Co.	15,254	859
Whole Foods Market, Inc.	5,621	756
The Clorox Co.	13,532	752
Albertson's, Inc.	27,497	705
Kraft Foods Inc.	22,859	699
Reynolds American Inc.	7,802	648
UST, Inc.	14,550	609
Campbell Soup Co.	19,925	593
* Dean Foods Co.	13,223	514
Coca-Cola Enterprises, Inc.	22,801	445
* Constellation Brands, Inc. Class A	16,907	440
Molson Coors Brewing Co. Class B	6,142	393
SuperValu Inc.	11,938	372
The Pepsi Bottling Group, Inc.	12,998	371
Tyson Foods, Inc.	20,031	362
McCormick & Co., Inc.	10,525	343
Carolina Group	5,968	237
J.M. Smucker Co.	4,850	235
* Smithfield Foods, Inc.	7,861	233
Hormel Foods Corp.	6,747	223
Church & Dwight, Inc.	5,594	207
Brown-Forman Corp. Class B	3,409	203
* Del Monte Foods Co.	17,665	190
* Rite Aid Corp.	45,598	177
PepsiAmericas, Inc.	6,160	140
Pilgrim's Pride Corp.	3,801	138
Flowers Foods, Inc.	4,832	132
* NBTY, Inc.	5,017	118
Ralcorp Holdings, Inc.	2,669	112
* Performance Food Group Co.	3,361	106
Longs Drug Stores, Inc.	2,468	106
* 7-Eleven, Inc.	2,963	106
Chiquita Brands International, Inc.	3,618	101
Casey's General Stores, Inc.	3,978	92
Universal Corp. (VA)	2,241	87
Tootsie Roll Industries, Inc.	2,583	82
Sensient Technologies Corp.	3,912	74
* Herbalife Ltd.	2,200	66
Ruddick Corp.	2,815	65
* TreeHouse Foods Inc.	2,132	57
Nash-Finch Co.	1,299	55
* Hain Celestial Group, Inc.	2,624	51
Weis Markets, Inc.	1,235	49
* The Great Atlantic & Pacific Tea Co., Inc.	1,633	46
^ Vector Group Ltd.	2,238	45
* Hansen Natural Corp.	926	44
Lance, Inc.	2,249	39
Sanderson Farms, Inc.	1,050	39
* Boston Beer Co., Inc. Class A	1,386	35
Coca-Cola Bottling Co.	622	30
* Pathmark Stores, Inc.	2,660	30
J & J Snack Foods Corp.	500	29
* M&F Worldwide Corp.	1,722	27
Schweitzer-Mauduit International, Inc.	1,164	26
* Peet's Coffee & Tea Inc.	800	24
* Wild Oats Markets Inc.	1,800	23
* Cruzan International Inc.	790	22
Alliance One International, Inc.	6,158	22
* Provide Commerce Inc.	800	19
Seaboard Corp.	14	19
* Green Mountain Coffee Roasters, Inc.	500	17
Ingles Markets, Inc.	1,002	16
American Italian Pasta Co.	1,451	15
Arden Group Inc. Class A	200	15
* Smart & Final Inc.	1,100	14
* Nutraceutical International Corp.	800	11
* Star Scientific, Inc.	2,800	9
* John B. Sanfilippo & Son, Inc.	500	9
* Omega Protein Corp.	1,100	8
* Lifeway Foods, Inc.	154	2

		77,385

Financial Services (21.3%)
Citigroup, Inc.	454,775	20,701
Bank of America Corp.	351,541	14,800
American International Group, Inc.	192,847	11,949
JPMorgan Chase & Co.	307,660	10,439
Wells Fargo & Co.	147,514	8,640
Wachovia Corp.	137,752	6,556
American Express Co.	98,007	5,630
Merrill Lynch & Co., Inc.	78,289	4,803
Morgan Stanley	86,322	4,656
U.S. Bancorp	160,240	4,500
The Goldman Sachs Group, Inc.	35,302	4,292
Fannie Mae	84,767	3,799
Freddie Mac	60,158	3,397
MetLife, Inc.	64,186	3,198
Allstate Corp.	55,645	3,077
Prudential Financial, Inc.	45,405	3,068
Washington Mutual, Inc.	76,321	2,993
First Data Corp.	68,832	2,753
St. Paul Travelers Cos., Inc.	59,024	2,648
MBNA Corp.	105,531	2,600
Lehman Brothers Holdings, Inc.	20,541	2,393
Automatic Data Processing, Inc.	51,126	2,200
SunTrust Banks, Inc.	30,129	2,092
Capital One Financial Corp.	25,281	2,010
The Hartford Financial Services Group Inc.	25,983	2,005
The Bank of New York Co., Inc.	67,962	1,999
AFLAC Inc.	43,996	1,993
SLM Corp.	36,795	1,974
BB&T Corp.	47,897	1,870
National City Corp.	55,782	1,865
Progressive Corp. of Ohio	16,413	1,720
Countrywide Financial Corp.	51,346	1,693
The Chubb Corp.	17,137	1,535
Fifth Third Bancorp	41,457	1,523
PNC Financial Services Group	25,226	1,464
State Street Corp.	28,946	1,416
Charles Schwab Corp.	97,739	1,410
Golden West Financial Corp.	22,894	1,360
Simon Property Group, Inc. REIT	18,297	1,356
Marsh & McLennan Cos., Inc.	44,523	1,353
CIGNA Corp.	11,442	1,349
The Principal Financial Group, Inc.	25,802	1,222
Regions Financial Corp.	38,682	1,204
Mellon Financial Corp.	37,148	1,188
ACE Ltd.	25,181	1,185
Equity Office Properties Trust REIT	35,841	1,172
KeyCorp	35,795	1,154
Moody's Corp.	22,098	1,129
Franklin Resources Corp.	13,259	1,113
Paychex, Inc.	29,729	1,102
North Fork Bancorp, Inc.	41,985	1,071
Loews Corp.	11,279	1,042
Bear Stearns Co., Inc.	9,350	1,026
The Chicago Mercantile Exchange	3,005	1,014
Legg Mason Inc.	8,976	985
Vornado Realty Trust REIT	11,057	958
Equity Residential REIT	25,246	956
ProLogis REIT	21,256	942
Genworth Financial Inc.	28,800	929
General Growth Properties Inc. REIT	19,871	893
Comerica, Inc.	14,764	870
CIT Group Inc.	18,503	836
XL Capital Ltd. Class A	12,181	829
Lincoln National Corp.	15,284	795
Northern Trust Corp.	15,443	781
AmSouth Bancorp	30,857	779
* Fiserv, Inc.	16,724	767
Aon Corp.	23,845	765
Marshall & Ilsley Corp.	17,061	742
Archstone-Smith Trust REIT	18,613	742
MBIA, Inc.	11,901	721
Sovereign Bancorp, Inc.	32,152	709
Boston Properties, Inc. REIT	9,607	681
Ambac Financial Group, Inc.	9,402	678
T. Rowe Price Group Inc.	10,193	666
H & R Block, Inc.	27,688	664
Fidelity National Financial, Inc.	14,273	635
M & T Bank Corp.	5,988	633
Plum Creek Timber Co. Inc. REIT	16,178	613
Jefferson-Pilot Corp.	11,929	610
Synovus Financial Corp.	21,987	609
Hudson City Bancorp, Inc.	49,996	595
SAFECO Corp.	10,938	584
Cincinnati Financial Corp.	13,897	582
* E*TRADE Financial Corp.	32,502	572
Zions Bancorp	7,907	563
Avalonbay Communities, Inc. REIT	6,459	554
Popular, Inc.	22,288	540
UnumProvident Corp.	26,224	538
* Ameritrade Holding Corp.	24,808	533
MGIC Investment Corp.	8,292	532
Kimco Realty Corp. REIT	16,870	530
Host Marriott Corp. REIT	29,454	498
Public Storage, Inc. REIT	7,404	496
Everest Re Group, Ltd.	4,965	486
Torchmark Corp.	9,136	483
Compass Bancshares Inc.	10,435	478
Providian Financial Corp.	25,930	458
Huntington Bancshares Inc.	19,472	438
Duke Realty Corp. REIT	12,688	430
Developers Diversified Realty Corp. REIT	9,104	425
Commerce Bancorp, Inc.	13,623	418
Old Republic International Corp.	15,372	410
Radian Group, Inc.	7,599	404
White Mountains Insurance Group Inc.	664	401
iStar Financial Inc. REIT	9,903	400
W.R. Berkley Corp.	10,058	397
Equifax, Inc.	11,343	396
Assurant, Inc.	10,341	394
* The Dun & Bradstreet Corp.	5,902	389
Mercantile Bankshares Corp.	7,183	387
First Horizon National Corp.	10,425	379
UnionBanCal Corp.	5,114	357
New York Community Bancorp, Inc.	21,077	346
The Macerich Co. REIT	5,304	344
Regency Centers Corp. REIT	5,924	340
^ Allied Capital Corp.	11,783	337
AMB Property Corp. REIT	7,482	336
Associated Banc-Corp	10,863	331
American Capital Strategies, Ltd.	8,998	330
Liberty Property Trust REIT	7,655	326
First American Corp.	7,095	324
* DST Systems, Inc.	5,899	323
Apartment Investment & Management Co. Class A REIT	8,340	323
The PMI Group Inc.	8,098	323
Health Care Properties Investors REIT	11,822	319
PartnerRe Ltd.	4,842	310
* AmeriCredit Corp.	12,883	308
Leucadia National Corp.	7,123	307
A.G. Edwards & Sons, Inc.	6,830	299
TCF Financial Corp.	10,705	286
United Dominion Realty Trust REIT	12,067	286
Janus Capital Group Inc.	19,759	286
Weingarten Realty Investors REIT	7,472	283
* Conseco, Inc.	13,326	281
Federal Realty Investment Trust REIT	4,615	281
Mills Corp. REIT	4,962	273
Axis Capital Holdings Ltd.	9,545	272
Colonial BancGroup, Inc.	12,138	272
Fair Isaac, Inc.	5,956	267
Nuveen Investments, Inc. Class A	6,725	265
Ventas, Inc. REIT	8,226	265
RenaissanceRe Holdings Ltd.	5,959	261
Commerce Bancshares, Inc.	5,061	261
HCC Insurance Holdings, Inc.	9,121	260
* Markel Corp.	784	259
City National Corp.	3,696	259
* CheckFree Corp.	6,840	259
Hospitality Properties Trust REIT	6,029	258
Brown & Brown, Inc.	5,198	258
Camden Property Trust REIT	4,609	257
Rayonier Inc. REIT	4,451	256
SL Green Realty Corp. REIT	3,742	255
Federated Investors, Inc.	7,531	250
Eaton Vance Corp.	9,968	247
Reckson Associates Realty Corp. REIT	7,143	247
Arden Realty Group, Inc. REIT	5,905	243
Mack-Cali Realty Corp. REIT	5,381	242
Protective Life Corp.	5,835	240
Pan Pacific Retail Properties, Inc. REIT	3,636	240
Arthur J. Gallagher & Co.	8,304	239
Fulton Financial Corp.	14,229	238
Sky Financial Group, Inc.	8,338	234
Global Payments Inc.	2,988	232
Shurgard Storage Centers, Inc. Class A REIT	4,125	230
Independence Community Bank Corp.	6,720	229
HRPT Properties Trust REIT	18,431	229
Astoria Financial Corp.	8,588	227
* WellChoice Inc.	2,977	226
Bank of Hawaii Corp.	4,541	224
Certegy, Inc.	5,538	222
Thornburg Mortgage, Inc. REIT	8,804	221
SEI Investments Co.	5,817	219
IndyMac Bancorp, Inc.	5,498	218
CBL & Associates Properties, Inc. REIT	5,249	215
* Affiliated Managers Group, Inc.	2,962	215
Webster Financial Corp.	4,701	211
New Plan Excel Realty Trust REIT	9,053	208
Valley National Bancorp	9,059	207
StanCorp Financial Group, Inc.	2,461	207
Cullen/Frost Bankers, Inc.	4,150	205
TD Banknorth, Inc.	6,786	205
* CB Richard Ellis Group, Inc.	4,122	203
Unitrin, Inc.	4,256	202
Nationwide Financial Services, Inc.	5,015	201
BRE Properties Inc. Class A REIT	4,506	201
AmerUs Group Co.	3,488	200
* Allmerica Financial Corp.	4,759	196
Wilmington Trust Corp.	5,365	196
CenterPoint Properties Corp. REIT	4,326	194
Ryder System, Inc.	5,624	192
Investors Financial Services Corp.	5,839	192
Trizec Properties, Inc. REIT	8,248	190
FirstMerit Corp.	7,071	189
Jefferies Group, Inc.	4,291	187
CarrAmerica Realty Corp. REIT	5,151	185
Essex Property Trust, Inc. REIT	2,005	180
Deluxe Corp.	4,443	178
Realty Income Corp. REIT	7,414	177
Dow Jones & Co., Inc.	4,628	177
Health Care Inc. REIT	4,763	177
Montpelier Re Holdings Ltd.	7,104	177
Washington Federal Inc.	7,669	173
* Alliance Data Systems Corp.	4,400	172
Crescent Real Estate, Inc. REIT	8,396	172
MoneyGram International, Inc.	7,825	170
Healthcare Realty Trust Inc. REIT	4,223	170
Hudson United Bancorp	3,995	169
Colonial Properties Trust REIT	3,747	167
The South Financial Group, Inc.	6,181	166
Alexandria Real Estate Equities, Inc. REIT	1,992	165
New Century REIT, Inc.	4,348	158
Raymond James Financial, Inc.	4,896	157
East West Bancorp, Inc.	4,600	157
American Financial Realty Trust REIT	11,003	156
Capital Automotive REIT	4,030	156
Brandywine Realty Trust REIT	4,994	155
* La Quinta Corp. REIT	17,852	155
* SVB Financial Group	3,186	155
Prentiss Properties Trust REIT	3,781	154
First Industrial Realty Trust REIT	3,811	153
Westcorp, Inc.	2,563	151
Westamerica Bancorporation	2,918	151
* Philadelphia Consolidated Holding Corp.	1,770	150
Ohio Casualty Corp.	5,512	149
NewAlliance Bancshares, Inc.	10,131	148
UCBH Holdings, Inc.	8,065	148
GATX Corp.	3,699	146
Kilroy Realty Corp. REIT	2,604	146
Mercury General Corp.	2,427	146
* BISYS Group, Inc.	10,733	144
Cathay General Bancorp	4,036	143
First Midwest Bancorp, Inc.	3,843	143
First Niagara Financial Group, Inc.	9,892	143
People's Bank	4,925	143
Taubman Co. REIT	4,501	143
BancorpSouth, Inc.	6,242	143
Whitney Holdings Corp.	5,270	143
* Alleghany Corp.	465	142
Waddell & Reed Financial, Inc.	7,330	142
Jones Lang Lasalle Inc.	3,079	142
Annaly Mortgage Management Inc. REIT	10,768	139
* Arch Capital Group Ltd.	2,808	139
Endurance Specialty Holdings Ltd.	4,075	139
Pennsylvania REIT	3,292	139
Nationwide Health Properties, Inc. REIT	5,951	139
National Financial Partners Corp.	3,000	135
^ Friedman, Billings, Ramsey Group, Inc. REIT	13,059	133
Transatlantic Holdings, Inc.	2,334	133
Jack Henry & Associates Inc.	6,848	133
Erie Indemnity Co. Class A	2,452	129
* CapitalSource Inc.	5,914	129
* Kronos, Inc.	2,873	128
American Home Mortgage Investment Corp. REIT	4,223	128
Old National Bancorp	6,020	128
American Financial Group, Inc.	3,745	127
Pacific Capital Bancorp	3,791	126
Fremont General Corp.	5,774	126
Selective Insurance Group	2,577	126
Post Properties, Inc. REIT	3,346	125
* Covanta Holding Corp.	9,325	125
Reinsurance Group of America, Inc.	2,784	124
Commerce Group, Inc.	2,140	124
Platinum Underwriters Holdings, Ltd.	4,102	123
* ProAssurance Corp.	2,605	122
Trustmark Corp.	4,362	121
Highwood Properties, Inc. REIT	4,064	120
Amegy Bancorporation, Inc.	5,225	118
Washington REIT	3,791	118
Commercial Federal Corp.	3,425	117
Corporate Office Properties Trust, Inc. REIT	3,339	117
Delphi Financial Group, Inc.	2,483	116
Maguire Properties, Inc. REIT	3,843	115
* United Rentals, Inc.	5,844	115
International Bancshares Corp.	3,869	115
BlackRock, Inc.	1,296	115
Downey Financial Corp.	1,860	113
United Bankshares, Inc.	3,232	113
Assured Guaranty Ltd.	4,714	113
Greater Bay Bancorp	4,517	111
Gables Residential Trust REIT	2,544	111
Park National Corp.	1,025	111
John H. Harland Co.	2,474	110
IPC Holdings Ltd.	3,363	110
Chittenden Corp.	4,128	109
Glacier Bancorp, Inc.	3,502	108
Lexington Corporate Properties Trust REIT	4,587	108
First BanCorp Puerto Rico	6,375	108
Wintrust Financial Corp.	2,143	108
Zenith National Insurance Corp.	1,717	108
MAF Bancorp, Inc.	2,618	107
Texas Regional Bancshares, Inc.	3,714	107
Hilb, Rogal and Hamilton Co.	2,863	107
TrustCo Bank NY	8,521	107
Newcastle Investment Corp. REIT	3,804	106
Doral Financial Corp.	8,088	106
* Investment Technology Group, Inc.	3,556	105
UICI	2,889	104
Provident Financial Services Inc.	5,842	103
Senior Housing Properties Trust REIT	5,393	102
Provident Bankshares Corp.	2,931	102
Central Pacific Financial Co.	2,848	100
Cousins Properties, Inc. REIT	3,292	99
Sunstone Hotel Investors, Inc. REIT	4,070	99
Home Properties, Inc. REIT	2,527	99
Susquehanna Bancshares, Inc.	4,083	98
BioMed Realty Trust, Inc. REIT	3,922	97
The Phoenix Cos., Inc.	7,948	97
W Holding Co., Inc.	10,124	97
First Commonwealth Financial Corp.	7,256	97
LaSalle Hotel Properties REIT	2,800	96
Redwood Trust, Inc. REIT	1,982	96
Inland Real Estate Corp. REIT	6,151	96
FactSet Research Systems Inc.	2,733	96
F.N.B. Corp.	5,572	96
Student Loan Corp.	404	96
Republic Bancorp, Inc.	6,704	95
R.L.I. Corp.	2,044	95
* Knight Capital Group, Inc. Class A	11,324	94
BOK Financial Corp.	1,944	94
Entertainment Properties Trust REIT	2,095	94
Citizens Banking Corp.	3,262	93
First Republic Bank	2,611	92
United Fire & Casualty Co.	2,013	91
First Citizens BancShares Class A	523	89
Umpqua Holdings Corp.	3,573	87
* Sotheby's Holdings Class A	5,120	86
Corus Bankshares Inc.	1,557	85
Equity Lifestyle Properties, Inc. REIT	1,887	85
MB Financial, Inc.	2,167	84
S & T Bancorp, Inc.	2,228	84
Alabama National BanCorporation	1,300	83
* FelCor Lodging Trust, Inc. REIT	5,481	83
^ Novastar Financial, Inc. REIT	2,480	82
UMB Financial Corp.	1,245	82
Commercial Net Lease Realty REIT	4,079	82
MCG Capital Corp.	4,813	81
Equity One, Inc. REIT	3,486	81
Total System Services, Inc.	3,470	81
* eFunds Corp.	4,242	80
NBT Bancorp, Inc.	3,384	80
LandAmerica Financial Group, Inc.	1,216	79
Heritage Property Investment Trust REIT	2,236	78
Impac Mortgage Holdings, Inc. REIT	6,378	78
Hanmi Financial Corp.	4,301	77
AMLI Residential Properties Trust REIT	2,400	77
Stewart Information Services Corp.	1,500	77
PS Business Parks, Inc. REIT	1,649	76
Sovran Self Storage, Inc. REIT	1,530	75
Hancock Holding Co.	2,184	75
First Financial Bancorp	3,966	74
Interactive Data Corp.	3,206	73
Global Signal, Inc. REIT	1,618	72
The First Marblehead Corp.	2,839	72
Capitol Federal Financial	2,106	72
Sterling Bancshares, Inc.	4,899	72
Boston Private Financial Holdings, Inc.	2,705	72
* Signature Bank	2,645	71
RAIT Investment Trust REIT	2,500	71
Mid-State Bancshares	2,566	71
Equity Inns, Inc. REIT	5,199	70
* MeriStar Hospitality Corp. REIT	7,668	70
WFS Financial, Inc.	1,041	70
Mid-America Apartment Communities, Inc. REIT	1,500	70
Glimcher Realty Trust REIT	2,838	69
* Argonaut Group, Inc.	2,557	69
EastGroup Properties, Inc. REIT	1,575	69
* Nelnet, Inc.	1,800	68
Omega Healthcare Investors, Inc. REIT	4,912	68
Horace Mann Educators Corp.	3,445	68
City Holding Co.	1,901	68
Advanta Corp. Class A	2,570	67
Bank Mutual Corp.	6,193	66
CVB Financial Corp.	3,561	66
First Charter Corp.	2,696	66
Financial Federal Corp.	1,643	65
Anchor Bancorp Wisconsin Inc.	2,208	65
* Universal American Financial Corp.	2,800	64
* CompuCredit Corp.	1,432	64
Amcore Financial, Inc.	2,034	63
National Health Investors REIT	2,290	63
Fidelity Bankshares, Inc.	2,068	63
* NCO Group, Inc.	3,040	63
United Community Banks, Inc.	2,200	63
* Digital Insight Corp.	2,401	63
Brookline Bancorp, Inc.	3,944	62
Sterling Financial Corp.	2,766	62
First Community Bancorp	1,300	62
BankAtlantic Bancorp, Inc. Class A	3,607	61
BankUnited Financial Corp.	2,663	61
Tanger Factory Outlet Centers, Inc. REIT	2,184	61
NDCHealth Corp.	3,170	60
Cash America International Inc.	2,888	60
Independent Bank Corp. (MI)	2,056	60
Arbor Realty Trust, Inc. REIT	2,100	59
First Financial Bankshares, Inc.	1,693	59
Frontier Financial Corp.	1,990	58
* LaBranche & Co. Inc.	6,605	57
National Penn Bancshares Inc.	2,306	57
Cascade Bancorp	2,742	57
Gold Banc Corp., Inc.	3,844	57
McGrath RentCorp	2,016	57
Westbanco Inc.	2,076	57
Anthracite Capital Inc. REIT	4,911	57
* HomeStore, Inc.	12,968	56
Spirit Finance Corp. REIT	5,014	56
Community Bank System, Inc.	2,495	56
Parkway Properties Inc. REIT	1,200	56
Infinity Property & Casualty Corp.	1,600	56
Sun Communities, Inc. REIT	1,706	56
Chemical Financial Corp.	1,700	55
Glenborough Realty Trust, Inc. REIT	2,872	55
Flagstar Bancorp, Inc.	3,418	55
Getty Realty Holding Corp. REIT	1,906	55
* Accredited Home Lenders Holding Co.	1,560	55
* First Federal Financial Corp.	1,015	55
Aspen Insurance Holdings Ltd.	1,846	55
Midland Co.	1,500	54
* Metris Cos., Inc.	3,662	54
Community Trust Bancorp Inc.	1,662	53
First State Bancorporation	2,508	53
* National Western Life Insurance Co. Class A	251	53
Harleysville National Corp.	2,399	53
* Advent Software, Inc.	1,940	52
Saxon Inc. REIT	4,409	52
* USI Holdings Corp.	4,000	52
BancFirst Corp.	600	51
* Asset Acceptance Capital Corp.	1,700	51
Strategic Hotel Capital, Inc. REIT	2,767	51
Capital Corp. of the West	1,651	50
* Euronet Worldwide, Inc.	1,700	50
State Auto Financial Corp.	1,577	50
KNBT Bancorp Inc.	3,163	49
* American Physicians Capital, Inc.	1,000	49
Banner Corp.	1,840	49
Independent Bank Corp. (MA)	1,609	49
Macatawa Bank Corp.	1,428	49
Capital City Bank Group, Inc.	1,281	48
Anworth Mortgage Asset Corp. REIT	5,800	48
* Portfolio Recovery Associates, Inc.	1,100	47
Alfa Corp.	2,846	47
Unizan Financial Corp.	1,960	47
Innkeepers USA Trust REIT	3,021	47
Instinet Group Inc.	9,301	46
Gamco Investors Inc. Class A	1,008	46
* TNS Inc.	1,900	46
Suffolk Bancorp	1,434	46
Town & Country Trust REIT	1,569	46
Irwin Financial Corp.	2,228	45
* Piper Jaffray Cos., Inc.	1,518	45
Southwest Bancorp, Inc.	2,062	45
Scottish Re Group Ltd.	1,900	45
Bimini Mortgage Management, Inc.	4,000	45
Agree Realty Corp. REIT	1,600	45
Northwest Bancorp, Inc.	2,127	45
Highland Hospitality Corp. REIT	4,400	45
Acadia Realty Trust REIT	2,500	45
Partners Trust Financial Group, Inc.	3,903	45
Harbor Florida Bancshares, Inc.	1,235	45
Commercial Capital Bancorp, Inc.	2,605	44
GMH Communities Trust REIT	3,000	44
Provident New York Bancorp, Inc.	3,761	44
Universal Health Realty Income REIT	1,294	43
* Triad Guaranty, Inc.	1,094	43
Safety Insurance Group, Inc.	1,200	43
First Merchants Corp.	1,653	43
Prosperity Bancshares, Inc.	1,400	42
^ Odyssey Re Holdings Corp.	1,657	42
Capitol Bancorp Ltd.	1,300	42
Seacoast Banking Corp. of Florida	1,793	42
NetBank, Inc.	4,980	41
* World Acceptance Corp.	1,627	41
Harleysville Group, Inc.	1,700	41
First Place Financial Corp.	1,825	40
First Potomac REIT	1,569	40
Associated Estates Realty Corp. REIT	4,113	40
WSFS Financial Corp.	682	40
MFA Mortgage Investments, Inc. REIT	6,500	40
Max Re Capital Ltd.	1,600	40
* First Regional Bancorp	500	39
Refco Inc.	1,392	39
Bryn Mawr Bank Corp.	1,830	39
* HealthExtras, Inc.	1,800	38
Renasant Corp.	1,208	38
Ramco-Gershenson Properties Trust REIT	1,300	38
Greenhill & Co., Inc.	900	38
Community Banks, Inc.	1,333	37
R & G Financial Corp. Class B	2,700	37
First Indiana Corp.	1,084	37
West Coast Bancorp	1,463	37
Columbia Banking System, Inc.	1,376	36
Gramercy Capital Corp. REIT	1,500	36
Ashford Hospitality Trust REIT	3,300	36
* Ocwen Financial Corp.	5,083	35
Dime Community Bancshares	2,395	35
Sandy Spring Bancorp, Inc.	1,045	35
Calamos Asset Management, Inc.	1,399	35
Simmons First National Corp.	1,210	35
Advance America Cash Advance Centers Inc.	2,603	34
Correctional Properties Trust REIT	1,172	34
German American Bancorp	2,547	34
Trustreet Properties, Inc. REIT	2,196	34
PrivateBancorp, Inc.	1,000	34
TierOne Corp.	1,300	34
Main Street Banks, Inc.	1,268	34
Great Southern Bancorp, Inc.	1,123	34
Omega Financial Corp.	1,192	33
First Financial Holdings, Inc.	1,062	33
* FPIC Insurance Group, Inc.	900	32
OceanFirst Financial Corp.	1,333	32
* eSPEED, Inc. Class A	4,225	32
* Tradestation Group Inc.	3,106	31
PFF Bancorp, Inc.	1,039	31
* Franklin Bank Corp.	1,946	31
Investors Real Estate Trust REIT	3,300	31
American Campus Communities, Inc. REIT	1,300	31
Capital Trust Class A REIT	970	31
LTC Properties, Inc. REIT	1,470	31
U-Store-It Trust REIT	1,537	31
* S1 Corp.	7,958	31
* Aether Holdings, Inc.	9,078	31
Bedford Property Investors, Inc. REIT	1,300	31
American Equity Investment Life Holding Co.	2,700	31
* AmericanWest Bancorporation	1,317	30
Baldwin & Lyons, Inc. Class B	1,200	30
First Source Corp.	1,297	30
* Hypercom Corp.	4,600	30
Midwest Banc Holdings, Inc.	1,296	30
Oriental Financial Group Inc.	2,440	30
First Busey Corp.	1,519	30
U.S.B. Holding Co., Inc.	1,289	29
* United America Indemnity, Ltd.	1,600	29
Union Bankshares Corp.	700	29
Nara Bancorp, Inc.	1,953	29
Winston Hotels, Inc. REIT	2,918	29
Columbia Bancorp	726	29
Presidential Life Corp.	1,611	29
* First Cash Financial Services, Inc.	1,100	29
Digital Realty Trust, Inc.	1,600	29
Washington Trust Bancorp, Inc.	1,058	29
CFS Bancorp, Inc.	2,131	29
First Bancorp (NC)	1,411	28
* PICO Holdings, Inc.	794	28
* First Mariner Bancorp, Inc.	1,646	28
* CNA Surety Corp.	1,937	28
Integra Bank Corp.	1,269	28
CityBank Lynnwood (WA)	800	27
Sterling Bancorp	1,200	27
* Encore Capital Group, Inc.	1,500	27
Luminent Mortgage Capital, Inc. REIT	3,537	27
First Financial Corp. (IN)	981	26
MortgageIT Holdings Inc. REIT	1,860	26
Bank of the Ozarks, Inc.	769	26
* Sun Bancorp, Inc. (NJ)	1,246	26
* ITLA Capital Corp.	500	26
Farmers Capital Bank Corp.	846	26
* Carreker Corp.	3,700	26
First Federal Bancshares of Arkansas, Inc.	1,106	26
BCSB Bankcorp, Inc.	1,893	26
State Financial Services Corp. Class A	701	26
* Stifel Financial Corp.	709	25
HomeBanc Corp. REIT	3,288	25
Sterling Financial Corp. (PA)	1,257	25
* Banc Corp.	2,328	25
Team Financial, Inc.	1,658	25
Direct General Corp.	1,263	25
Arrow Financial Corp.	911	25
Cedar Shopping Centers, Inc. REIT	1,700	25
* Ceres Group, Inc.	4,366	25
Heritage Financial Corp.	1,010	24
ASTA Funding, Inc.	800	24
Clifton Savings Bancorp, Inc.	2,350	24
Old Second Bancorp, Inc.	807	24
Charter Financial Corp.	700	24
Bristol West Holdings, Inc.	1,300	24
United Community Financial Corp.	2,100	24
First Community Bancshares, Inc.	798	23
* Navigators Group, Inc.	624	23
Bank of Granite Corp.	1,217	23
Interchange Financial Services Corp.	1,337	23
Sanders Morris Harris Group Inc.	1,400	23
HMN Financial, Inc.	713	23
Mercantile Bank Corp.	525	22
Kite Realty Group Trust REIT	1,500	22
Flushing Financial Corp.	1,342	22
* E-LOAN, Inc.	5,238	22
First South Bancorp, Inc.	650	22
* PMA Capital Corp. Class A	2,463	22
Newmil Bancorp, Inc.	750	22
Saul Centers, Inc. REIT	600	22
* CyberSource Corp.	3,274	22
Investors Title Co.	548	22
Affordable Residential Communities REIT	2,122	21
Horizon Financial Corp.	969	21
Oak Hill Financial, Inc.	710	21
Comm Bancorp, Inc.	539	21
Government Properties Trust, Inc. REIT	2,155	21
* Boykin Lodging Co. REIT	1,700	21
* Criimi Mae, Inc. REIT	1,204	21
Greater Community Bancorp	1,384	20
* Heritage Commerce Corp.	981	20
* Tarragon Realty Investors Inc. REIT	1,098	20
Peoples Bancorp, Inc.	735	20
BancTrust Financial Group, Inc.	1,051	20
* Cardinal Financial Corp.	2,078	20
IBERIABANK Corp.	375	20
Provident Financial Holdings, Inc.	706	20
Meta Financial Group, Inc.	1,049	20
FNB Financial Services Corp.	1,121	20
North Valley Bancorp	1,149	20
Federal Agricultural Mortgage Corp. Class A	1,021	20
Merchants Bancshares, Inc.	752	19
Shore Bancshares, Inc.	600	19
* Texas Capital Bancshares, Inc.	909	19
First Defiance Financial Corp.	700	19
* Ace Cash Express, Inc.	983	19
* Pacific Mercantile Bancorp	1,064	19
Security Bank Corp.	766	19
* Central Coast Bancorp	886	19
Commercial Bankshares, Inc.	500	19
Summit Bancshares, Inc.	1,004	18
First Keystone Financial, Inc.	863	18
Yardville National Bancorp	516	18
Coastal Financial Corp.	1,207	18
First of Long Island Corp.	400	18
TriCo Bancshares	816	18
TF Financial Corp.	616	18
* Ampal-American Israel Corp.	4,527	18
PXRE Group Ltd.	1,300	17
AmeriVest Properties, Inc. REIT	4,300	17
* PRG-Schultz International, Inc.	5,672	17
Massbank Corp.	513	17
Foothill Independent Bancorp	804	17
Brooke Corp.	1,200	17
Aames Investment Corp.	2,657	17
Extra Space Storage Inc. REIT	1,048	16
* Marlin Business Services Inc.	695	16
Financial Institutions, Inc.	869	16
HopFed Bancorp, Inc.	1,005	16
* Vesta Insurance Group, Inc.	7,644	16
Rainier Pacific Financial Group Inc.	975	15
* iPayment Holdings, Inc.	400	15
Capstead Mortgage Corp. REIT	2,186	15
LSB Corp.	898	15
Sound Federal Bancorp Inc.	900	15
Columbia Bancorp (OR)	700	15
* First Union Real Estate REIT	3,259	15
Medallion Financial Corp.	1,479	15
American Mortgage Acceptance Co. REIT	1,000	14
Pennfed Financial Services, Inc.	776	14
First M&F Corp.	400	14
American National Bankshares Inc.	600	14
Mission West Properties Inc. REIT	1,400	14
Ameriana Bancorp	1,000	14
CoBiz Inc.	750	14
* Capital Crossing Bank	400	14
Codorus Valley Bancorp, Inc.	761	14
Camco Financial Corp.	970	14
Capital Title Group, Inc.	1,848	14
Urstadt Biddle Properties Class A REIT	898	14
Republic Bancorp, Inc. Class A	645	13
Center Financial Corp.	568	13
* Quanta Capital Holdings Ltd.	2,221	13
SWS Group, Inc.	800	13
LSB Bancshares, Inc.	747	13
* Consumer Portfolio Services, Inc.	2,578	13
Greater Delaware Valley Savings Bank	463	13
Center Bancorp, Inc.	1,034	12
United Mobile Homes, Inc. REIT	770	12
* Electro Rent Corp.	964	12
Univest Corp. of Pennsylvania	438	12
MutualFirst Financial Inc.	500	11
* United PanAm Financial Corp.	441	11
* Pennsylvania Commerce Bancorp, Inc.	300	11
Bay View Capital Corp.	673	10
FNB Corp. (VA)	371	10
Wayne Savings Bancshares, Inc.	673	10
EFC Bancorp, Inc.	300	10
Peapack Gladstone Financial Corp.	363	10
First United Corp.	500	10
Unity Bancorp, Inc.	752	10
First Financial Service Corp.	330	10
* Citizens, Inc.	1,500	10
Community Bancorp Inc.	300	10
Tompkins Trustco, Inc.	220	10
Pulaski Financial Corp.	531	9
* TheStreet.com, Inc.	2,242	9
BRT Realty Trust REIT	400	9
Sizeler Property Investors, Inc. REIT	766	9
Century Bancorp, Inc. Class A	290	9
* Republic First Bancorp, Inc.	730	9
Citizens South Banking Corp.	709	9
FBL Financial Group, Inc. Class A	297	9
Crawford & Co. Class B	1,125	9
Willow Grove Bancorp, Inc.	559	9
American Land Lease, Inc. REIT	368	9
* Ameriserv Financial Inc.	1,985	9
Capital Bank Corp.	571	9
BNP Residential Properties, Inc. REIT	592	8
NYMAGIC, Inc.	345	8
Jefferson Bancshares, Inc.	600	8
* CCC Information Services Group	283	7
21st Century Insurance Group	455	7
Berkshire Hills Bancorp, Inc.	211	7
Leesport Financial Corp.	315	7
ESB Financial Corp.	600	7
Westfield Financial, Inc.	300	7
Citizens 1st Bancorp, Inc.	325	7
* Intersections Inc.	560	7
Royal Bancshares of Pennsylvania, Inc.	285	6
* Rewards Network Inc.	898	6
Cavalry Bancorp, Inc.	300	6
HF Financial Corp.	314	6
Eastern Virginia Bankshares, Inc.	300	6
Ziegler Cos., Inc.	271	5
* The Bancorp Inc.	330	5
Habersham Bancorp	209	5
Wainwright Bank & Trust Co.	464	5
S.Y. Bancorp, Inc.	203	5
* American Independence Corp.	390	5
* PremierWest Bancorp	300	5
Atlantic Coast Federal Corp.	315	4
* Virginia Commerce Bancorp, Inc.	154	4
Capital Lease Funding, Inc. REIT	401	4
Wilshire Bancorp Inc.	266	4
Lakeland Bancorp, Inc.	263	4
National Health Realty Inc. REIT	200	4
FNB Corp. (NC)	200	4
Federal Agricultural Mortgage Corp. Class C	152	4
* Western Sierra Bancorp	105	4
Capital Southwest Corp.	40	3
Princeton National Bancorp, Inc.	100	3
Southside Bancshares, Inc.	178	3
* Willis Lease Finance Corp.	335	3
* Pinnacle Financial Partners, Inc.	130	3
Vineyard National Bancorp Co.	100	3
Placer Sierra Bancshares	101	3
Ames National Corp.	100	3
Smithtown Bancorp, Inc.	102	3
One Liberty Properties, Inc. REIT	134	3
Home Federal Bancorp	100	3
Northern States Financial Corp.	100	2
Monmouth Real Estate Investment Corp. REIT	289	2
Flag Financial Corp.	128	2
Heartland Financial USA, Inc.	100	2
Burnham Pacific Properties, Inc. REIT	15,143	2
United Financial Corp.	75	2
West Bancorporation	100	2
* Corillian Corp.	535	2
Rome Bancorp, Inc.	157	2
Sunset Financial Resources, Inc.	179	1
* Horizon Group Properties, Inc. REIT	64	-

		263,197

Health Care (12.6%)
Johnson & Johnson	259,910	16,447
Pfizer Inc.	650,045	16,232
* Amgen, Inc.	108,177	8,618
UnitedHealth Group Inc.	114,257	6,421
Abbott Laboratories	135,557	5,748
Medtronic, Inc.	105,668	5,666
Wyeth	116,940	5,411
Merck & Co., Inc.	192,596	5,241
Eli Lilly & Co.	89,314	4,780
Bristol-Myers Squibb Co.	171,198	4,119
* WellPoint Inc.	52,499	3,980
* Genentech, Inc.	41,560	3,500
Schering-Plough Corp.	129,200	2,720
Cardinal Health, Inc.	37,475	2,377
Aetna Inc.	25,478	2,195
Baxter International, Inc.	54,429	2,170
* Caremark Rx, Inc.	39,214	1,958
Guidant Corp.	28,357	1,954
* Gilead Sciences, Inc.	39,406	1,921
HCA Inc.	34,988	1,677
* Genzyme Corp.-General Division	22,120	1,585
* St. Jude Medical, Inc.	31,848	1,490
* Zimmer Holdings, Inc.	21,515	1,482
* Medco Health Solutions, Inc.	26,680	1,463
* Boston Scientific Corp.	54,587	1,276
* Forest Laboratories, Inc.	30,726	1,197
* Biogen Idec Inc.	30,320	1,197
McKesson Corp.	25,046	1,188
Becton, Dickinson & Co.	22,165	1,162
Stryker Corp.	23,006	1,137
Allergan, Inc.	11,645	1,067
* Coventry Health Care Inc.	9,451	813
* Celgene Corp.	14,734	800
Quest Diagnostics, Inc.	15,179	767
* MedImmune Inc.	21,908	737
Biomet, Inc.	20,851	724
AmerisourceBergen Corp.	9,209	712
* Express Scripts Inc.	11,071	689
* Humana Inc.	13,509	647
* PacifiCare Health Systems, Inc.	7,677	612
C.R. Bard, Inc.	9,173	606
* Laboratory Corp. of America Holdings	11,835	576
* Sepracor Inc.	9,269	547
* Hospira, Inc.	13,220	542
Omnicare, Inc.	9,274	521
Health Management Associates Class A	21,672	509
IMS Health, Inc.	19,790	498
* Health Net Inc.	9,905	469
* Tenet Healthcare Corp.	41,093	461
* Varian Medical Systems, Inc.	11,661	461
* IVAX Corp.	17,272	455
* Barr Pharmaceuticals Inc.	8,190	450
* Chiron Corp.	9,975	435
* DaVita, Inc.	8,807	406
Bausch & Lomb, Inc.	4,671	377
Mylan Laboratories, Inc.	19,262	371
* Patterson Cos	9,096	364
DENTSPLY International Inc.	6,711	363
* Lincare Holdings, Inc.	8,564	352
* Invitrogen Corp.	4,562	343
* Triad Hospitals, Inc.	7,512	340
* Watson Pharmaceuticals, Inc.	9,175	336
* King Pharmaceuticals, Inc.	21,424	330
* Henry Schein, Inc.	7,617	325
* Community Health Systems, Inc.	7,837	304
Beckman Coulter, Inc.	5,456	295
Manor Care, Inc.	7,654	294
WebMD Corp.	26,523	294
* Amylin Pharmaceuticals, Inc.	8,178	285
* Renal Care Group, Inc.	6,012	284
Cooper Cos., Inc.	3,700	283
* Millipore Corp.	4,394	276
* Covance, Inc.	5,606	269
* Cytyc Corp.	10,016	269
* Respironics, Inc.	6,264	264
Dade Behring Holdings Inc.	7,050	258
* Pharmaceutical Product Development, Inc.	4,489	258
* Affymetrix, Inc.	5,546	256
* Millennium Pharmaceuticals, Inc.	27,045	252
* ResMed Inc.	3,121	249
* Charles River Laboratories, Inc.	5,629	246
* Inamed Corp.	3,215	243
* Cephalon, Inc.	5,095	237
* Protein Design Labs, Inc.	8,399	235
* Edwards Lifesciences Corp.	5,285	235
* Cerner Corp.	2,669	232
Universal Health Services Class B	4,827	230
* Gen-Probe Inc.	4,459	220
* Advanced Medical Optics, Inc.	5,726	217
* Intuitive Surgical, Inc.	2,931	215
* Stericycle, Inc.	3,718	212
* Kinetic Concepts, Inc.	3,653	207
Mentor Corp.	3,576	197
* LifePoint Hospitals, Inc.	4,300	188
* IDEXX Laboratories Corp.	2,780	186
* Vertex Pharmaceuticals, Inc.	8,265	185
* Techne Corp.	3,234	184
* ImClone Systems, Inc.	5,839	184
* VCA Antech, Inc.	6,939	177
Valeant Pharmaceuticals International	8,235	165
* Neurocrine Biosciences, Inc.	3,249	160
* Pediatrix Medical Group, Inc.	2,064	159
* MGI Pharma, Inc.	6,799	158
Medicis Pharmaceutical Corp.	4,814	157
* Endo Pharmaceuticals Holdings, Inc.	5,847	156
* ICOS Corp.	5,422	150
* United Surgical Partners International, Inc.	3,771	147
* Sybron Dental Specialties, Inc.	3,534	147
* Sierra Health Services, Inc.	2,128	147
STERIS Corp.	6,102	145
* Human Genome Sciences, Inc.	10,391	141
* Apria Healthcare Group Inc.	4,359	139
* United Therapeutics Corp.	1,961	137
* Alkermes, Inc.	7,995	134
* OSI Pharmaceuticals, Inc.	4,491	131
* Nektar Therapeutics	7,466	127
* Abgenix, Inc.	9,709	123
* Beverly Enterprises, Inc.	9,609	118
* Hologic, Inc.	2,038	118
* American Healthways Inc.	2,740	116
* The Medicines Co.	5,038	116
* Psychiatric Solutions, Inc.	2,120	115
* American Medical Systems Holdings, Inc.	5,594	113
* Kyphon Inc.	2,515	111
* Immucor Inc.	4,005	110
* IDX Systems Corp.	2,543	110
* Ventana Medical Systems, Inc.	2,841	108
* Haemonetics Corp.	2,273	108
* Kos Pharmaceuticals, Inc.	1,608	108
Invacare Corp.	2,581	108
Owens & Minor, Inc. Holding Co.	3,641	107
* Sunrise Senior Living, Inc.	1,600	107
Diagnostic Products Corp.	1,996	105
* CV Therapeutics, Inc.	3,927	105
* Kindred Healthcare, Inc.	3,401	101
Perrigo Co.	7,016	100
Priority Healthcare Corp. Class B	3,553	99
* Andrx Group	6,400	99
* Martek Biosciences Corp.	2,791	98
* Cubist Pharmaceuticals, Inc.	4,537	98
* ArthroCare Corp.	2,313	93
* Centene Corp.	3,712	93
* Advanced Neuromodulation Systems, Inc.	1,900	90
Alpharma, Inc. Class A	3,599	90
* Magellan Health Services, Inc.	2,501	88
* WellCare Health Plans Inc.	2,366	88
* AMERIGROUP Corp.	4,560	87
* Alexion Pharmaceuticals, Inc.	3,139	87
* Bio-Rad Laboratories, Inc. Class A	1,574	87
* Applera Corp.-Celera Genomics Group	6,959	84
West Pharmaceutical Services, Inc.	2,799	83
* AmSurg Corp.	2,953	81
PolyMedica Corp.	2,212	77
* Par Pharmaceutical Cos. Inc.	2,882	77
* American Pharmaceuticals Partners, Inc.	1,634	75
* Biosite Inc.	1,190	74
* Encysive Pharmaceuticals, Inc.	6,214	73
* PSS World Medical, Inc.	5,407	72
* Pharmion Corp.	3,200	70
* Telik, Inc.	4,200	69
* Chattem, Inc.	1,900	67
* Thoratec Corp.	3,787	67
* Amedisys Inc.	1,700	66
* Salix Pharmaceuticals, Ltd.	3,100	66
* Integra LifeSciences Holdings	1,700	65
* Serologicals Corp.	2,823	64
* Genesis Healthcare Corp.	1,559	63
* Adolor Corp.	5,784	62
* Nabi Biopharmaceuticals	4,658	61
* LabOne, Inc.	1,400	61
* DJ Orthopedics Inc.	2,100	61
* Viasys Healthcare Inc.	2,425	61
* Onyx Pharmaceuticals, Inc.	2,400	60
* AtheroGenics, Inc.	3,700	59
* SurModics, Inc.	1,511	58
* Allscripts Healthcare Solutions, Inc.	3,231	58
* Geron Corp.	5,638	58
* Cyberonics, Inc.	1,938	58
LCA-Vision Inc.	1,537	57
* Wright Medical Group, Inc.	2,300	57
* Eclipsys Corp.	3,131	56
Quality Systems, Inc.	802	55
* eResearch Technology, Inc.	3,875	55
* CONMED Corp.	1,972	55
Arrow International, Inc.	1,942	55
* American Retirement Corp.	2,866	54
* Exelixis, Inc.	7,033	54
* Abaxis, Inc.	4,100	54
* Myriad Genetics, Inc.	2,400	52
* Foxhollow Technologies Inc.	1,100	52
* Medarex, Inc.	5,445	52
* K-V Pharmaceutical Co. Class A	2,916	52
* First Horizon Pharmaceutical Corp.	2,600	52
* Greatbatch, Inc.	1,867	51
* Matria Healthcare, Inc.	1,356	51
* Per-Se Technologies, Inc.	2,425	50
* LifeCell Corp.	2,300	50
* Accelrys Inc.	7,031	48
* Odyssey Healthcare, Inc.	2,800	48
* Connetics Corp.	2,800	47
* SFBC International, Inc.	1,050	47
* ViroPharma Inc.	2,238	47
* SonoSite, Inc.	1,562	46
* ABIOMED, Inc.	4,575	46
* BioMarin Pharmaceutical Inc.	5,235	46
* Dendreon Corp.	6,800	46
Vital Signs, Inc.	965	44
* Gentiva Health Services, Inc.	2,450	44
* Enzo Biochem, Inc.	2,868	44
* VaxGen, Inc.	3,020	44
* Merit Medical Systems, Inc.	2,431	43
* Conceptus, Inc.	3,700	43
* OraSure Technologies, Inc.	4,532	43
* Digene Corp.	1,494	43
* Cerus Corp.	4,766	42
* Laserscope	1,498	42
* NPS Pharmaceuticals Inc.	4,141	42
* PAREXEL International Corp.	2,038	41
* Rigel Pharmaceuticals, Inc.	1,700	40
Analogic Corp.	800	40
*^ Antigenics, Inc.	7,421	40
* Molina Healthcare Inc.	1,600	40
* ARIAD Pharmaceuticals, Inc.	5,365	40
* Align Technology, Inc.	5,929	40
* Zymogenetics, Inc.	2,376	39
Healthcare Services Group, Inc.	2,000	39
* Aspect Medical Systems, Inc.	1,283	38
* Myogen, Inc.	1,600	38
* ICU Medical, Inc.	1,300	37
* Bradley Pharmaceuticals, Inc.	3,400	37
* Regeneron Pharmaceuticals, Inc.	3,895	37
* Keryx Biopharmaceuticals, Inc.	2,300	36
* Alnylam Pharmaceuticals Inc.	3,200	36
* SuperGen, Inc.	5,718	36
* Eyetech Pharmaceuticals Inc.	1,994	36
* BioScrip Inc.	5,508	36
* I-Flow Corp.	2,600	36
* InterMune Inc.	2,125	35
* RehabCare Group, Inc.	1,700	35
* VistaCare, Inc.	2,300	33
* Symmetry Medical Inc.	1,400	33
* Penwest Pharmaceuticals Co.	1,880	33
* Cepheid, Inc.	4,400	33
* Monogram Biosciences, Inc.	13,437	32
* Palomar Medical Technologies, Inc.	1,200	31
* Isis Pharmaceuticals, Inc.	6,225	31
* Anadys Pharmaceuticals Inc.	2,907	31
* Tanox, Inc.	2,094	31
* American Dental Partners, Inc.	900	31
* Inspire Pharmaceuticals, Inc.	3,995	30
* Kendle International Inc.	1,075	30
* Spectranetics Corp.	3,214	30
* Nuvelo, Inc.	3,108	30
* Gene Logic Inc.	6,011	29
* Molecular Devices Corp.	1,406	29
* Illumina, Inc.	2,276	29
Meridian Bioscience Inc.	1,398	29
* Incyte Corp.	6,148	29
* ImmunoGen, Inc.	3,932	29
* Cell Genesys, Inc.	5,248	29
* SciClone Pharmaceuticals, Inc.	5,056	29
* Regeneration Technologies, Inc.	3,456	28
* Trimeris, Inc.	1,826	28
* Pozen Inc.	2,516	28
* NeoPharm, Inc.	2,214	27
* CuraGen Corp.	5,529	27
* PRA International	888	27
* HealthTronics Surgical Services, Inc.	2,684	27
* Inverness Medical Innovations, Inc.	1,007	27
* Possis Medical Inc.	2,400	26
* Maxygen Inc.	3,141	26
* Savient Pharmaceuticals Inc.	6,883	26
* Discovery Laboratories, Inc.	4,000	26
InKine Pharmaceutical Co., Inc.	7,062	26
* Natus Medical Inc.	2,100	26
* Noven Pharmaceuticals, Inc.	1,823	26
* Kensey Nash Corp.	828	25
* Progenics Pharmaceuticals, Inc.	1,070	25
* Enzon Pharmaceuticals, Inc.	3,804	25
* Curis, Inc.	5,446	25
Option Care, Inc.	1,700	25
* Northfield Laboratories, Inc.	1,900	25
* Albany Molecular Research, Inc.	2,006	24
* Conor Medsystems, Inc.	1,022	24
* MedCath Corp.	1,000	24
* EPIX Pharmaceuticals, Inc.	3,048	23
* Third Wave Technologies	4,641	23
* Columbia Laboratories Inc.	6,100	23
* HMS Holdings Corp.	3,299	23
BioLase Technology, Inc.	3,200	23
* Lexicon Genetics Inc.	5,729	23
* Idenix Pharmaceuticals Inc.	905	23
* Medical Action Industries Inc.	1,300	22
* US Physical Therapy, Inc.	1,211	22
* Vivus, Inc.	6,070	22
* Aastrom Biosciences, Inc.	9,248	22
* NitroMed, Inc.	1,200	22
* Diversa Corp.	3,702	21
* Santarus Inc.	3,396	21
* Lifecore Biomedical Inc.	1,733	21
* Acusphere, Inc.	3,800	21
* Luminex Corp.	2,024	20
* GenVec, Inc.	9,745	20
* Nastech Pharmaceutical Co., Inc.	1,385	20
* ArQule, Inc.	2,500	20
* Zoll Medical Corp.	741	19
Hooper Holmes, Inc.	4,939	19
* TriPath Imaging, Inc.	2,735	19
* DOV Pharmaceutical, Inc.	1,100	19
Datascope Corp.	600	19
* Durect Corp.	2,714	19
* deCODE genetics, Inc.	2,215	19
Landauer, Inc.	375	18
* Caliper Life Sciences, Inc.	2,609	18
* Oscient Pharmaceuticals	8,553	18
* Renovis, Inc.	1,332	18
* Neogen Corp.	1,000	18
* Bentley Pharmaceuticals, Inc.	1,500	18
* National Dentex Corp.	869	18
* SONUS Pharmaceuticals, Inc.	4,183	18
* Bio-Reference Laboratories, Inc.	1,028	18
*^ Microvision, Inc.	3,000	18
* Candela Corp.	1,792	18
* Embrex, Inc.	1,541	17
* Pharmacyclics, Inc.	1,919	17
* Bruker BioSciences Corp.	3,904	17
* Cantel Medical Corp.	800	17
* Arena Pharmaceuticals, Inc.	1,700	17
* Cell Therapeutics, Inc.	5,871	17
* America Service Group Inc.	1,000	17
* Neurogen Corp.	2,387	16
* Momenta Pharmaceuticals, Inc.	600	16
* Anika Resh Inc.	1,358	16
* CorVel Corp.	667	16
* Animas Corp.	1,000	16
* CryoLife Inc.	2,226	15
* Orchid Cellmark, Inc.	1,804	15
* Hi-Tech Pharmacal Co., Inc.	500	15
* Exactech, Inc.	1,015	15
* XOMA Ltd.	8,307	15
* Cypress Bioscience, Inc.	2,700	15
* Allied Healthcare International Inc.	2,500	14
* Barrier Therapeutics Inc.	1,663	14
* Caraco Pharmaceutical Laboratories, Ltd.	1,600	14
* Dyax Corp.	2,379	13
* OCA Inc.	8,717	13
* Nanogen, Inc.	4,042	13
* Symbion, Inc.	500	13
* Alliance Imaging, Inc.	1,451	12
* Kosan Biosciences, Inc.	1,700	12
* Seattle Genetics, Inc.	2,300	12
* Theragenics Corp.	4,093	12
* Sangamo BioSciences, Inc.	2,740	12
* Genitope Corp.	1,700	12
* Indevus Pharmaceuticals, Inc.	4,044	12
* Air Methods Corp.	1,020	12
* Genta Inc.	7,687	12
* Advanced Magnetics, Inc.	1,173	11
* CardioDynamics International Corp.	8,243	11
* Vical, Inc.	2,229	11
* IVAX Diagnostics, Inc.	2,766	11
* SRI/Surgical Express, Inc.	1,677	11
* Harvard Bioscience, Inc.	3,410	10
* Immunomedics Inc.	5,002	10
* Avigen, Inc.	3,604	10
* Collagenex Pharmaceuticals, Inc.	1,000	10
Psychemedics Corp.	725	10
* Osteotech, Inc.	1,695	10
* Specialty Laboratories, Inc.	733	10
* Bioenvision, Inc.	1,200	10
* Quidel Corp.	1,017	10
* Oxigene, Inc.	1,815	10
* NMT Medical, Inc.	856	9
* Ista Pharmaceuticals Inc.	1,398	9
* Tercica, Inc.	800	9
* Ciphergen Biosystems, Inc.	4,706	9
* Axonyx Inc.	7,500	9
* Synovis Life Technologies, Inc.	800	9
* Lipid Sciences, Inc.	2,862	9
* Angiodynamics Inc.	400	8
* Digital Angel Corp.	2,700	8
* Micro Therapeutics, Inc.	1,500	8
* Corcept Therapeutics Inc.	1,658	8
* Rita Medical Systems, Inc.	2,311	8
* EntreMed, Inc.	3,377	8
* Aksys, Ltd.	3,737	8
* Orthologic Corp.	2,000	8
* Hollis-Eden Pharmaceuticals, Inc.	1,184	8
* Neurobiological Technologies, Inc.	1,972	8
* Repligen Corp.	2,300	7
* AVI BioPharma, Inc.	2,682	7
* Aradigm Corp.	6,575	7
National Healthcare Corp.	200	7
* Titan Pharmaceuticals, Inc.	3,895	7
* ATS Medical, Inc.	1,800	7
* Emisphere Technologies, Inc.	1,480	7
* Strategic Diagnostics Inc.	1,531	6
* AVANT Immunotherapeutics, Inc.	4,800	6
Guilford Pharmaceuticals, Inc.	1,664	6
* StemCells, Inc.	1,072	6
* Insmed Inc.	4,380	6
* Maxim Pharmaceuticals, Inc.	4,304	6
* Critical Therapeutics, Inc.	600	6
* Cytokinetics, Inc.	671	5
* Stratagene Holding Corp.	594	5
* Pharmacopeia Drug Discovery	1,398	5
* Novavax, Inc.	2,847	5
* GTC Biotherapeutics, Inc.	3,300	5
* Continucare Corp.	1,581	4
* Avanir Pharmaceuticals Class A	1,300	4
* BioSphere Medical Inc.	700	4
* DepoMed, Inc.	600	4
Biosource International Inc.	300	4
* Pain Therapeutics, Inc.	600	4
* Targeted Genetics Corp.	5,421	4
* Curative Health Services, Inc.	3,739	4
* CYTOGEN Corp.	879	4
* Immtech International, Inc.	300	3
* Aphton Corp.	5,460	3
Computer Programs and Systems, Inc.	100	3
* Sequenom, Inc.	3,558	3
* Acadia Pharmaceuticals Inc.	300	3
* PRAECIS Pharmaceuticals Inc.	6,704	3
Monogram Biosciences, Inc. Rights Exp. 6/13/06	8,354	3
* Rochester Medical Corp.	316	3
* La Jolla Pharmaceutical Co.	3,848	3
* Transgenomic, Inc.	2,841	3
* GTx, Inc.	300	3
* Peregrine Pharmaceuticals, Inc.	2,534	3
* Cholestech Corp.	247	2
* Vion Pharmaceuticals, Inc.	1,132	2
* Novoste Corp.	3,865	2
* Matritech Inc.	3,400	2
* Biopure Corp. Class A	1,916	2
* Vascular Solutions, Inc.	210	2
* STAAR Surgical Co.	361	2
* Bioject Medical Technologies Inc.	1,000	2
* Proxymed Pharmacy, Inc.	320	2
* PhotoMedex, Inc.	696	1
* Sonic Innovations, Inc.	305	1
* PharmaNetics, Inc.	5,064	1
* Alteon, Inc.	3,513	1
* Cardiac Science Corp.	130	1
Pure Bioscience	571	-

		156,392

Integrated Oils (5.1%)
ExxonMobil Corp.	556,570	35,364
Chevron Corp.	198,104	12,823
ConocoPhillips Co.	115,513	8,076
Occidental Petroleum Corp.	34,863	2,978
Marathon Oil Corp.	31,872	2,197
Amerada Hess Corp.	7,299	1,004
Murphy Oil Corp.	14,598	728
* KCS Energy, Inc.	4,433	122
* Delta Petroleum Corp.	3,321	69
* Giant Industries, Inc.	1,010	59

		63,420

Other Energy (4.5%)
Schlumberger Ltd.	51,449	4,341
Halliburton Co.	44,308	3,036
Valero Energy Corp.	25,292	2,860
Burlington Resources, Inc.	33,775	2,747
Devon Energy Corp.	39,250	2,694
Apache Corp.	28,789	2,166
Anadarko Petroleum Corp.	20,608	1,973
Baker Hughes, Inc.	29,715	1,773
* Transocean Inc.	28,530	1,749
EOG Resources, Inc.	21,012	1,574
XTO Energy, Inc.	30,111	1,365
Williams Cos., Inc.	50,121	1,256
Chesapeake Energy Corp.	28,112	1,075
BJ Services Co.	28,420	1,023
* National Oilwell Varco Inc.	15,097	993
* Nabors Industries, Inc.	13,737	987
Peabody Energy Corp.	11,353	958
Kerr-McGee Corp.	9,719	944
Sunoco, Inc.	11,958	935
GlobalSantaFe Corp.	20,009	913
* Weatherford International Ltd.	12,276	843
Noble Corp.	11,790	807
El Paso Corp.	58,057	807
* Ultra Petroleum Corp.	13,240	753
Noble Energy, Inc.	15,244	715
Pioneer Natural Resources Co.	12,701	698
ENSCO International, Inc.	13,418	625
Smith International, Inc.	18,726	624
CONSOL Energy, Inc.	8,069	615
* Newfield Exploration Co.	10,478	514
Patterson-UTI Energy, Inc.	14,184	512
* Grant Prideco, Inc.	10,954	445
* Reliant Energy, Inc.	26,475	409
Tesoro Petroleum Corp.	6,042	406
Equitable Resources, Inc.	10,268	401
* Pride International, Inc.	13,983	399
Arch Coal, Inc.	5,642	381
* Cooper Cameron Corp.	4,872	360
Diamond Offshore Drilling, Inc.	5,678	348
Massey Energy Co.	6,762	345
Rowan Cos., Inc.	9,605	341
* NRG Energy, Inc.	7,665	327
* Cimarex Energy Co.	7,123	323
Pogo Producing Co.	5,327	314
Range Resources Corp.	7,554	292
* Plains Exploration & Production Co.	6,513	279
Helmerich & Payne, Inc.	4,525	273
* Denbury Resources, Inc.	4,968	251
* Forest Oil Corp.	4,797	250
* FMC Technologies Inc.	5,839	246
Vintage Petroleum, Inc.	4,991	228
Todco Class A	5,343	223
Cabot Oil & Gas Corp.	4,395	222
* Cal Dive International, Inc.	3,277	208
Frontier Oil Corp.	4,628	205
* Unit Corp.	3,420	189
* Cheniere Energy, Inc.	4,530	187
St. Mary Land & Exploration Co.	5,004	183
* Quicksilver Resources, Inc.	3,740	179
* Houston Exploration Co.	2,571	173
* Spinnaker Exploration Co.	2,442	158
* Encore Acquisition Co.	3,686	143
* Superior Energy Services, Inc.	6,084	140
* Whiting Petroleum Corp.	3,127	137
* Grey Wolf, Inc.	15,909	134
* Stone Energy Corp.	2,153	131
* Oceaneering International, Inc.	2,339	125
*^ Calpine Corp.	47,122	122
Foundation Coal Holdings, Inc.	3,071	118
Holly Corp.	1,836	117
* Hydrill Co.	1,709	117
* Comstock Resources, Inc.	3,564	117
* Hanover Compressor Co.	8,432	117
* SEACOR Holdings Inc.	1,569	114
* Swift Energy Co.	2,472	113
* Dynegy, Inc.	23,886	113
* Veritas DGC Inc.	3,045	112
* Global Industries Ltd.	7,397	109
Berry Petroleum Class A	1,585	106
* Atwood Oceanics, Inc.	1,254	106
Penn Virginia Corp.	1,812	105
CARBO Ceramics Inc.	1,494	99
* W-H Energy Services, Inc.	2,963	96
* Remington Oil & Gas Corp.	2,158	90
* Bill Barrett Corp.	2,400	88
* Petrohawk Energy Corp.	5,984	86
* TETRA Technologies, Inc.	2,602	81
* Oil States International, Inc.	2,201	80
* KFX, Inc.	4,631	79
* Energy Partners, Ltd.	2,498	78
* Parker Drilling Co.	7,639	71
* Universal Compression Holdings, Inc.	1,762	70
* Petroleum Development Corp.	1,700	65
* Hornbeck Offshore Services, Inc.	1,779	65
* Brigham Exploration Co.	4,500	58
* ATP Oil & Gas Corp.	1,700	56
* Input/Output, Inc.	6,858	55
* Dril-Quip, Inc.	1,128	54
* Syntroleum Corp.	3,673	53
* Core Laboratories NV	1,600	52
* Pioneer Drilling Co.	2,633	51
* Enbridge Energy Management LLC	886	49
* Atlas America, Inc.	1,002	49
* PetroQuest Energy, Inc.	4,600	48
Gulf Island Fabrication, Inc.	1,548	45
Lufkin Industries	1,000	44
* Harvest Natural Resources, Inc.	3,900	42
* FuelCell Energy, Inc.	3,804	42
* Parallel Petroleum Corp.	2,797	39
* Newpark Resources, Inc.	4,483	38
* The Exploration Co. of Delaware, Inc.	4,508	32
* FX Energy, Inc.	2,700	32
RPC Inc.	1,236	32
* Goodrich Petroleum Corp.	1,300	31
Resource America, Inc.	1,634	29
* Plug Power, Inc.	4,236	29
* Callon Petroleum Co.	1,293	27
* The Meridian Resource Corp.	6,249	26
* Capstone Turbine Corp.	7,214	26
Crosstex Energy, Inc.	400	26
* McMoRan Exploration Co.	1,195	23
* TransMontaigne Inc.	2,623	21
* Global Power Equipment Group Inc.	2,715	19
* Clayton Williams Energy, Inc.	447	19
* Double Eagle Petroleum Co.	702	17
* Westmoreland Coal Co.	605	17
* Harken Energy Corp.	19,883	16
* Willbros Group, Inc.	700	11
* Gasco Energy Inc.	1,200	8
* Infinity, Inc.	800	7
* Evergreen Solar, Inc.	670	6
* Endeavor International Corp.	959	5

		56,098

Materials & Processing (4.1%)
Dow Chemical Co.	84,142	3,506
E.I. du Pont de Nemours & Co.	87,014	3,408
Alcoa Inc.	76,344	1,864
Newmont Mining Corp. (Holding Co.)	39,075	1,843
Monsanto Co.	23,542	1,477
Weyerhaeuser Co.	21,152	1,454
Praxair, Inc.	28,366	1,360
Archer-Daniels-Midland Co.	51,936	1,281
International Paper Co.	40,708	1,213
Masco Corp.	38,105	1,169
Air Products & Chemicals, Inc.	20,136	1,110
Phelps Dodge Corp.	8,530	1,108
PPG Industries, Inc.	15,060	891
Nucor Corp.	14,070	830
Freeport-McMoRan Copper & Gold, Inc. Class B	15,856	770
American Standard Cos., Inc.	15,808	736
Georgia Pacific Group	20,635	703
Vulcan Materials Co.	9,027	670
Precision Castparts Corp.	11,672	620
Lyondell Chemical Co.	19,466	557
Ecolab, Inc.	16,974	542
Rohm & Haas Co.	12,922	531
Bunge Ltd.	9,790	515
Fluor Corp.	7,675	494
Sherwin-Williams Co.	10,436	460
MeadWestvaco Corp.	16,498	456
Avery Dennison Corp.	8,231	431
United States Steel Corp.	10,048	426
The St. Joe Co.	6,400	400
Sigma-Aldrich Corp.	6,053	388
Temple-Inland Inc.	9,375	383
* Sealed Air Corp.	7,400	351
Ball Corp.	9,249	340
Eastman Chemical Co.	7,093	333
* Jacobs Engineering Group Inc.	4,846	327
Martin Marietta Materials, Inc.	4,161	326
* Energizer Holdings, Inc.	5,707	324
Ashland, Inc.	5,789	320
Engelhard Corp.	10,661	298
Florida Rock Industries, Inc.	4,332	278
* Owens-Illinois, Inc.	13,420	277
Lubrizol Corp.	6,016	261
Louisiana-Pacific Corp.	9,250	256
Chemtura Corp.	20,576	256
Harsco Corp.	3,632	238
* Smurfit-Stone Container Corp.	22,522	233
* Crown Holdings, Inc.	14,613	233
Sonoco Products Co.	8,422	230
* Pactiv Corp.	13,122	230
Allegheny Technologies Inc.	7,330	227
Bemis Co., Inc.	8,949	221
York International Corp.	3,766	211
Forest City Enterprise Class A	5,526	211
* USG Corp.	2,857	196
Lafarge North America Inc.	2,881	195
The Timken Co.	6,512	193
RPM International, Inc.	10,422	192
Valspar Corp.	8,496	190
Hughes Supply, Inc.	5,806	189
* The Mosaic Co.	11,740	188
Scotts Miracle-Gro Co.	2,114	186
* FMC Corp.	3,137	179
Airgas, Inc.	6,025	179
Cabot Corp.	5,306	175
Cleveland-Cliffs Inc.	1,972	172
* Shaw Group, Inc.	6,894	170
AptarGroup Inc.	3,160	157
* URS Corp.	3,854	156
* Huntsman Corp.	7,800	152
Cytec Industries, Inc.	3,415	148
Quanex Corp.	2,232	148
Commercial Metals Co.	4,369	147
Bowater Inc.	4,952	140
Albemarle Corp.	3,516	133
Potlatch Corp.	2,534	132
Simpson Manufacturing Co.	3,355	131
CLARCOR Inc.	4,572	131
Reliance Steel & Aluminum Co.	2,477	131
Worthington Industries, Inc.	6,191	130
Lennox International Inc.	4,664	128
Corn Products International, Inc.	6,272	127
* Washington Group International, Inc.	2,337	126
* Armor Holdings, Inc.	2,842	122
Olin Corp.	6,264	119
Carpenter Technology Corp.	2,016	118
Brady Corp. Class A	3,784	117
* Nalco Holding Co.	6,912	117
Building Materials Holding Corp.	1,238	115
* Hercules, Inc.	9,417	115
Steel Dynamics, Inc.	3,383	115
* Maverick Tube Corp.	3,814	114
Acuity Brands, Inc.	3,855	114
Granite Construction Co.	2,905	111
* Quanta Services, Inc.	8,675	111
Texas Industries, Inc.	2,023	110
Packaging Corp. of America	5,666	110
Watsco, Inc.	2,050	109
Eagle Materials, Inc.	896	109
Delta & Pine Land Co.	3,963	105
* Hexcel Corp.	5,709	104
Albany International Corp.	2,809	104
Minerals Technologies, Inc.	1,789	102
* Energy Conversion Devices, Inc.	2,257	101
* Lone Star Technologies, Inc.	1,765	98
* Coeur d'Alene Mines Corp.	21,782	92
Eagle Materials, Inc. Class B	725	84
* Oregon Steel Mills, Inc.	2,988	83
Brookfield Homes Corp.	1,500	83
* EMCOR Group, Inc.	1,400	83
* Dycom Industries, Inc.	4,092	83
H.B. Fuller Co.	2,646	82
USEC Inc.	7,210	80
* NCI Building Systems, Inc.	1,960	80
Silgan Holdings, Inc.	2,372	79
* Ceradyne, Inc.	2,150	79
* Titanium Metals Corp.	1,988	79
* AK Steel Corp.	9,045	78
Kaydon Corp.	2,657	75
* RTI International Metals, Inc.	1,900	75
* Symyx Technologies, Inc.	2,768	72
Longview Fibre Co.	3,700	72
Mueller Industries Inc.	2,452	68
* Trammell Crow Co.	2,672	66
Georgia Gulf Corp.	2,738	66
* Jacuzzi Brands, Inc.	8,070	65
Barnes Group, Inc.	1,809	65
ElkCorp	1,810	65
Schnitzer Steel Industries, Inc. Class A	1,975	64
Ferro Corp.	3,507	64
Wausau Paper Corp.	5,085	64
Glatfelter	4,480	63
* Mobile Mini, Inc.	1,423	62
Gibraltar Industries Inc.	2,650	61
* Hecla Mining Co.	13,692	60
* Griffon Corp.	2,423	60
* Tejon Ranch Co.	1,244	58
* W.R. Grace & Co.	6,462	58
Universal Forest Products, Inc.	1,000	57
* Cabot Microelectronics Corp.	1,921	56
MacDermid, Inc.	2,144	56
Apogee Enterprises, Inc.	3,254	56
Royal Gold, Inc.	2,000	54
* Apex Silver Mines Ltd.	3,400	53
Compass Minerals International	2,300	53
* NS Group Inc.	1,341	53
Spartech Corp.	2,608	51
* Stillwater Mining Co.	5,485	50
* Beacon Roofing Supply, Inc.	1,536	50
* NuCo2, Inc.	1,900	49
Tredegar Corp.	3,744	49
LSI Industries Inc.	2,557	49
* Rogers Corp.	1,255	49
* Chaparral Steel Co.	1,922	48
* PolyOne Corp.	7,987	48
Bluelinx Holdings Inc.	3,555	48
* Century Aluminum Co.	2,075	47
Arch Chemicals, Inc.	1,988	46
* Aleris International Inc.	1,667	46
* OM Group, Inc.	2,220	45
A. Schulman Inc.	2,483	45
* Clean Harbors Inc.	1,300	44
Rock-Tenn Co.	2,900	44
* Avatar Holding, Inc.	734	43
Greif Inc. Class A	719	43
Metal Management, Inc.	1,700	43
* GrafTech International Ltd.	7,742	42
Cambrex Corp.	2,189	42
* Interline Brands, Inc.	1,965	41
Ryerson Tull, Inc.	1,930	41
* Metals USA, Inc.	1,978	40
WD-40 Co.	1,499	40
Consolidated-Tomoka Land Co.	580	39
Neenah Paper Inc.	1,300	38
* Insituform Technologies Inc. Class A	2,150	37
* Interface, Inc.	4,402	36
CIRCOR International, Inc.	1,299	36
Valmont Industries, Inc.	1,200	35
* Buckeye Technology, Inc.	4,299	35
AMCOL International Corp.	1,708	33
NL Industries, Inc.	1,731	33
Alico, Inc.	632	32
* Terra Industries, Inc.	4,869	32
* Graphic Packaging Corp.	11,396	32
* Comfort Systems USA, Inc.	3,545	31
Calgon Carbon Corp.	3,897	31
Aceto Corp.	5,225	30
* Bluegreen Corp.	1,694	30
Chesapeake Corp. of Virginia	1,587	29
* California Coastal Communities, Inc.	800	28
* Trex Co., Inc.	1,166	28
* Omnova Solutions Inc.	6,399	28
* A.M. Castle & Co.	1,596	28
* Caraustar Industries, Inc.	2,295	25
Wellman, Inc.	3,863	24
* Material Sciences Corp.	1,598	24
Myers Industries, Inc.	2,064	24
* Sunterra Corp.	1,826	24
* AAON, Inc.	1,298	24
* NewMarket Corp.	1,367	24
Steel Technologies, Inc.	900	23
UAP Holding Corp.	1,263	23
* Griffin Land & Nurseries, Inc.	926	23
Ennis, Inc.	1,300	22
Westlake Chemical Corp.	799	22
* Infrasource Services Inc.	1,469	21
* Encore Wire Corp.	1,274	21
* Drew Industries, Inc.	800	21
* Layne Christensen Co.	856	20
* Perini Corp.	1,100	20
* Lydall, Inc.	2,154	19
* Gold Kist Inc.	967	19
Deltic Timber Corp.	400	18
* Valence Technology Inc.	6,538	18
Ampco-Pittsburgh Corp.	1,129	18
Stepan Co.	680	17
* Stratus Properties Inc.	899	17
* Unifi, Inc.	4,765	16
The Standard Register Co.	1,000	15
Quaker Chemical Corp.	824	14
* Northwest Pipe Co.	551	14
* U.S. Concrete, Inc.	1,800	14
CompX International Inc.	835	14
* Maxxam Inc.	390	13
* Wolverine Tube, Inc.	1,718	13
* Medis Technology Ltd.	700	13
* DHB Industries, Inc.	2,900	12
* Integrated Electrical Services, Inc.	4,211	12
* Zoltek Cos., Inc.	896	12
* Zapata Corp.	1,600	11
Penford Corp.	836	11
Ameron International Corp.	240	11
* WCA Waste Corp.	1,166	10
* Huttig Building Products, Inc.	965	9
* Brush Engineered Materials Inc.	513	8
* Wellsford Real Properties Inc.	426	8
* Nashua Corp.	1,299	8
* Lesco, Inc.	500	8
* Nonophase Technologies Corp.	1,100	6
* Eden Bioscience Corp.	7,422	6
Oil-Dri Corp. of America	323	6
* Baker (Michael) Corp.	200	5
Multi-Color Corp.	200	5
* Superior Essex Inc.	284	5
NN, Inc.	400	5
*^ Liquidmetal Technologies Inc.	2,600	5
* U.S. Energy Corp.	971	4
American Vanguard Corp.	200	4
* Wheeling-Pittsburgh Corp.	186	3
* Webco Industries, Inc.	40	3
* Advanced Environmental Recycling Technologies, Inc.	2,000	3
* Ultralife Batteries, Inc.	180	2
* EarthShell Corp.	938	2
* Exide Technologies	398	2
Cone Mills Corp.	2,187	-
* BMC Industries, Inc.	4,603	-

		50,131

Producer Durables (4.7%)
United Technologies Corp.	89,444	4,637
The Boeing Co.	65,752	4,468
Caterpillar, Inc.	59,872	3,517
Emerson Electric Co.	36,537	2,623
Applied Materials, Inc.	143,987	2,442
Lockheed Martin Corp.	33,022	2,016
Illinois Tool Works, Inc.	21,641	1,782
Northrop Grumman Corp.	28,395	1,543
Deere & Co.	21,307	1,304
* Agilent Technologies, Inc.	38,652	1,266
Danaher Corp.	21,594	1,162
* Xerox Corp.	83,691	1,142
Ingersoll-Rand Co.	29,568	1,130
D. R. Horton, Inc.	24,712	895
* American Tower Corp. Class A	35,261	880
Pitney Bowes, Inc.	20,253	845
KLA-Tencor Corp.	17,289	843
Pulte Homes, Inc.	19,272	827
Rockwell Collins, Inc.	15,149	732
Dover Corp.	17,889	730
Centex Corp.	11,236	726
Parker Hannifin Corp.	10,565	679
* Lexmark International, Inc.	10,904	666
Lennar Corp. Class A	10,815	646
Cooper Industries, Inc. Class A	8,227	569
KB HOME	7,136	522
* NVR, Inc.	534	473
* Crown Castle International Corp.	19,101	470
* Toll Brothers, Inc.	10,257	458
Goodrich Corp.	10,099	448
* Thermo Electron Corp.	14,211	439
W.W. Grainger, Inc.	6,831	430
* Waters Corp.	10,304	429
American Power Conversion Corp.	15,298	396
* LAM Research Corp.	12,347	376
Joy Global Inc.	7,078	357
Garmin Ltd.	5,222	354
Cummins Inc.	3,725	328
Pentair, Inc.	8,519	311
Novellus Systems, Inc.	12,375	310
Pall Corp.	10,921	300
Roper Industries Inc.	7,504	295
Ryland Group, Inc.	4,197	287
* Teradyne, Inc.	17,220	284
Molex, Inc.	10,593	283
Ametek, Inc.	6,135	264
HNI Corp.	4,362	263
* Alliant Techsystems, Inc.	3,252	243
Standard Pacific Corp.	5,680	236
MDC Holdings, Inc.	2,879	227
Diebold, Inc.	6,280	216
Hubbell Inc. Class B	4,565	214
Beazer Homes USA, Inc.	3,651	214
* Terex Corp.	4,318	213
Donaldson Co., Inc.	6,642	203
Graco, Inc.	5,812	199
Tektronix, Inc.	7,870	199
* Mettler-Toledo International Inc.	3,843	196
IDEX Corp.	4,488	191
Herman Miller, Inc.	6,210	188
* Thomas & Betts Corp.	5,371	185
* Flowserve Corp.	4,853	176
Kennametal, Inc.	3,352	164
JLG Industries, Inc.	4,450	163
Briggs &Stratton Corp.	4,501	156
* Meritage Corp.	2,023	155
* Hovnanian Enterprises Inc. Class A	2,892	148
Engineered Support Systems, Inc.	3,542	145
* AGCO Corp.	7,946	145
* Andrew Corp.	12,815	143
* Polycom, Inc.	8,676	140
* Headwaters Inc.	3,687	138
* Varian Semiconductor Equipment Associates, Inc.	3,232	137
Plantronics, Inc.	4,303	133
* Powerwave Technologies, Inc.	10,178	132
The Manitowoc Co., Inc.	2,537	127
Crane Co.	4,199	125
Lincoln Electric Holdings, Inc.	3,126	123
Cognex Corp.	3,807	114
Actuant Corp.	2,415	113
* ESCO Technologies Inc.	2,234	112
* Genlyte Group, Inc.	2,226	107
* Gardner Denver Inc.	2,378	106
Curtiss-Wright Corp.	1,717	106
* Entegris Inc.	9,331	105
* ATMI, Inc.	3,293	102
* Cymer, Inc.	3,229	101
* Champion Enterprises, Inc.	6,584	97
* SBA Communications Corp.	6,277	97
* Interdigital Communications Corp.	4,927	97
* Itron, Inc.	2,053	94
* Teledyne Technologies, Inc.	2,715	94
* WCI Communities, Inc.	3,163	90
Nordson Corp.	2,357	90
* Acco Brands Corp.	3,175	90
Mine Safety Appliances Co.	2,259	87
* Dionex Corp.	1,572	85
Belden CDT Inc.	4,379	85
Woodward Governor Co.	1,000	85
* Esterline Technologies Corp.	2,174	82
* William Lyon Homes, Inc.	514	80
Regal-Beloit Corp.	2,423	79
* Moog Inc.	2,625	77
* BE Aerospace, Inc.	4,540	75
MTS Systems Corp.	1,900	72
Applied Industrial Technology, Inc.	1,950	70
Baldor Electric Co.	2,661	67
Steelcase Inc.	4,597	66
Federal Signal Corp.	3,758	64
Stewart & Stevenson Services, Inc.	2,683	64
* Electro Scientific Industries, Inc.	2,859	64
Bucyrus International, Inc.	1,262	62
NACCO Industries, Inc. Class A	524	60
* Arris Group Inc.	5,055	60
* Credence Systems Corp.	7,265	58
Technitrol, Inc.	3,743	57
Imagistics International Inc.	1,347	56
Watts Water Technologies, Inc.	1,938	56
* Orbital Sciences Corp.	4,451	56
* EnPro Industries, Inc.	1,650	56
* A.S.V., Inc.	2,400	54
A.O. Smith Corp.	1,900	54
* General Cable Corp.	3,152	53
* Photronics Inc.	2,691	52
* Blount International, Inc.	2,911	51
Franklin Electric, Inc.	1,238	51
Molex, Inc. Class A	1,968	51
* Applied Films Corp.	2,400	50
* Littelfuse, Inc.	1,782	50
Technical Olympic USA, Inc.	1,907	50
* Paxar Corp.	2,900	49
* Triumph Group, Inc.	1,300	48
* Active Power, Inc.	11,523	48
* Distributed Energy Systems Corp.	5,650	47
* Brooks Automation, Inc.	3,532	47
* FEI Co.	2,395	46
* Rofin-Sinar Technologies Inc.	1,200	46
* ADE Corp.	2,000	45
Cascade Corp.	900	44
* Astec Industries, Inc.	1,526	43
Helix Technology Corp.	2,901	43
* Artesyn Technologies, Inc.	4,425	41
C & D Technologies, Inc.	4,349	41
* Zygo Corp.	2,658	41
* Calamp Corp.	4,988	40
* MTC Technologies, Inc.	1,247	40
United Industrial Corp.	1,100	39
CTS Corp.	3,208	39
* Advanced Energy Industries, Inc.	3,559	38
M/I Homes, Inc.	700	38
Cohu, Inc.	1,600	38
HEICO Corp.	1,623	38
* Presstek, Inc.	2,673	35
* Veeco Instruments, Inc.	2,154	35
Keithley Instruments Inc.	2,365	35
* Sonic Solutions, Inc.	1,600	34
*^ Taser International Inc.	5,494	34
* C-COR Inc.	4,945	33
* Asyst Technologies, Inc.	7,138	33
* Photon Dynamics, Inc.	1,713	33
* Terayon Communications Systems, Inc.	8,314	32
* Axcelis Technologies, Inc.	6,191	32
* Mattson Technology, Inc.	4,200	32
* Power-One, Inc.	5,641	31
Tecumseh Products Co. Class A	1,412	30
* Kulicke & Soffa Industries, Inc.	4,095	30
* Measurement Specialties, Inc.	1,400	30
Alamo Group, Inc.	1,494	30
* The Middleby Corp.	400	29
* American Superconductor Corp.	2,800	29
* MKS Instruments, Inc.	1,681	29
* Symmetricom Inc.	3,619	28
* Ultratech, Inc.	1,748	27
Lindsay Manufacturing Co.	1,213	27
* FARO Technologies, Inc.	1,368	27
Kimball International, Inc. Class B	2,205	27
Vicor Corp.	1,686	26
Applied Signal Technology, Inc.	1,300	25
Levitt Corp. Class A	1,075	25
* LTX Corp.	5,744	24
* Columbus McKinnon Corp.	1,000	24
* Mastec Inc.	2,111	23
Gorman-Rupp Co.	930	22
* Darling International, Inc.	6,156	22
* Kadant Inc.	1,072	22
* Ducommun, Inc.	964	21
Standex International Corp.	800	21
* Audiovox Corp.	1,490	21
Robbins & Myers, Inc.	900	20
* Metrologic Instruments, Inc.	1,086	20
Badger Meter, Inc.	500	20
SpectraLink Corp.	1,500	19
X-Rite Inc.	1,535	19
* Cavco Industries, Inc.	496	18
* Magnatek, Inc.	5,290	18
* Milacron Inc.	9,873	18
* EMCORE Corp.	2,792	17
* Park-Ohio Holdings Corp.	941	17
* Duratek, Inc.	900	16
* Palm Harbor Homes, Inc.	845	16
* Flanders Corp.	1,348	16
* August Technology Corp.	1,500	16
* TRC Cos., Inc.	1,000	16
Capital Pacific Holdings, Inc.	1,789	15
Met-Pro Corp.	917	14
HEICO Corp. Class A	796	14
Woodhead Industries, Inc.	1,000	14
* AZZ Inc.	665	14
* Tollgrade Communications, Inc.	1,609	14
* The Allied Defense Group, Inc.	600	14
* Color Kinetics Inc.	900	14
* CyberOptics Corp.	900	13
* FSI International, Inc.	2,898	12
* Intevac, Inc.	900	9
* Fairchild Corp.	3,873	9
Tennant Co.	200	8
* Nanometrics Inc.	700	8
Skyline Corp.	200	8
* Applied Innovation Inc.	2,062	8
* Axsys Technologies, Inc.	404	8
*^ Arotech Corp.	10,612	8
Orleans Homebuilders, Inc.	300	7
* UQM Technologies, Inc.	1,700	7
* Tut Systems, Inc.	1,866	6
* Therma-Wave Inc.	3,032	5
* Somera Communications, Inc.	5,038	5
Knoll, Inc.	247	5
* TurboChef Technologies, Inc.	257	4
* Team, Inc.	173	4
Summa Industries	500	4
Wireless Telecom Group, Inc.	1,279	3
* Virco Manufacturing Corp.	440	3
* Paragon Technologies, Inc.	270	3
* SpatiaLight, Inc.	545	2
* RAE Systems, Inc.	586	2
* Catalytica Energy Systems, Inc.	1,012	1
* Optical Cable Corp. Warrants Exp. 10/24/07	959	1
Andrea Radio Corp.	3,118	-
* DT Industries, Inc.	1,000	-

		57,964

Technology (13.2%)
Microsoft Corp.	850,164	21,875
Intel Corp.	539,676	13,303
International Business Machines Corp.	141,054	11,315
* Cisco Systems, Inc.	558,737	10,018
Hewlett-Packard Co.	253,087	7,390
* Dell Inc.	201,042	6,876
QUALCOMM Inc.	142,827	6,392
Texas Instruments, Inc.	145,533	4,934
Motorola, Inc.	214,768	4,744
* Oracle Corp.	337,745	4,185
* Apple Computer, Inc.	72,026	3,861
* EMC Corp.	210,410	2,723
* Corning, Inc.	126,343	2,442
* Symantec Corp.	104,389	2,365
General Dynamics Corp.	14,935	1,785
Raytheon Co.	39,609	1,506
Adobe Systems, Inc.	42,875	1,280
* Lucent Technologies, Inc.	387,332	1,259
Maxim Integrated Products, Inc.	28,671	1,223
Analog Devices, Inc.	32,398	1,203
* Sun Microsystems, Inc.	299,277	1,173
Computer Associates International, Inc.	41,351	1,150
* Broadcom Corp.	24,385	1,144
* Accenture Ltd.	42,749	1,088
Electronic Data Systems Corp.	45,614	1,024
Linear Technology Corp.	26,757	1,006
* Juniper Networks, Inc.	40,790	970
Autodesk, Inc.	20,121	934
* Advanced Micro Devices, Inc.	34,681	874
Xilinx, Inc.	30,957	862
Rockwell Automation, Inc.	16,256	860
* Marvell Technology Group Ltd.	17,529	808
National Semiconductor Corp.	30,510	802
* Computer Sciences Corp.	16,802	795
L-3 Communications Holdings, Inc.	9,945	786
* SanDisk Corp.	15,950	770
* Network Appliance, Inc.	30,595	726
* Micron Technology, Inc.	54,146	720
* Intuit, Inc.	15,510	695
* Freescale Semiconductor, Inc. Class A	29,523	691
* Flextronics International Ltd.	49,912	641
* Altera Corp.	32,769	626
* Affiliated Computer Services, Inc. Class A	10,552	576
* Cognizant Technology Solutions Corp.	11,960	557
Microchip Technology, Inc.	18,347	553
Seagate Technology	33,521	531
* NCR Corp.	16,468	526
Scientific-Atlanta, Inc.	13,444	504
Harris Corp.	11,801	493
* NVIDIA Corp.	14,214	487
* Jabil Circuit, Inc.	15,175	469
* Comverse Technology, Inc.	17,584	462
* McAfee Inc.	14,323	450
Siebel Systems, Inc.	42,917	443
* BMC Software, Inc.	19,422	410
Applera Corp.-Applied Biosystems Group	17,431	405
* Tellabs, Inc.	37,202	391
* Cadence Design Systems, Inc.	24,119	390
* Avaya Inc.	37,758	389
* Citrix Systems, Inc.	14,955	376
* NAVTEQ Corp.	7,165	358
* MEMC Electronic Materials, Inc.	15,539	354
* LSI Logic Corp.	34,160	337
* Solectron Corp.	85,422	334
* Arrow Electronics, Inc.	10,441	327
* Compuware Corp.	34,179	325
Amphenol Corp.	7,840	316
* Red Hat, Inc.	14,581	309
* Mercury Interactive Corp.	7,677	304
* BEA Systems, Inc.	33,359	300
Intersil Corp.	13,521	294
* JDS Uniphase Corp.	132,620	294
* QLogic Corp.	8,155	279
* Macromedia, Inc.	6,801	277
* Ceridian Corp.	13,174	273
* Avnet, Inc.	10,938	267
* International Rectifier Corp.	5,683	256
* Novell, Inc.	33,386	249
* Western Digital Corp.	18,670	241
* Synopsys, Inc.	12,620	239
* Zebra Technologies Corp. Class A	6,067	237
* ADC Telecommunications, Inc.	10,221	234
* Ingram Micro, Inc. Class A	11,984	222
PerkinElmer, Inc.	10,759	219
Symbol Technologies, Inc.	21,234	206
* Sanmina-SCI Corp.	46,123	198
* Unisys Corp.	29,518	196
* Integrated Device Technology Inc.	17,713	190
* Sybase, Inc.	7,835	184
ADTRAN Inc.	5,765	182
* FLIR Systems, Inc.	6,115	181
* Cypress Semiconductor Corp.	11,648	175
* Vishay Intertechnology, Inc.	14,588	174
* Hyperion Solutions Corp.	3,510	171
* Cree, Inc.	6,756	169
* Agere Systems Inc.	15,974	166
* Parametric Technology Corp.	23,762	166
* CACI International, Inc.	2,614	158
* Akamai Technologies, Inc.	9,901	158
* Fairchild Semiconductor International, Inc.	10,527	156
* Trimble Navigation Ltd.	4,636	156
* UNOVA, Inc.	4,462	156
Reynolds & Reynolds Class A	5,644	155
* Emulex Corp.	7,315	148
* MICROS Systems, Inc.	3,324	145
* TIBCO Software Inc.	17,223	144
* Avid Technology, Inc.	3,461	143
* F5 Networks, Inc.	3,245	141
Acxiom Corp.	7,447	139
* PMC Sierra Inc.	15,761	139
* Foundry Networks, Inc.	10,914	139
* Freescale Semiconductor, Inc. Class B	5,870	138
* Avocent Corp.	4,340	137
* 3Com Corp.	33,448	137
* Microsemi Corp.	5,097	130
* salesforce.com, Inc.	5,608	130
Imation Corp.	3,017	129
* Anteon International Corp.	2,920	125
* Sonus Networks, Inc.	20,891	121
National Instruments Corp.	4,917	121
* BearingPoint, Inc.	15,885	121
* Tessera Technologies, Inc.	3,882	116
* Anixter International Inc.	2,834	114
* Ciena Corp.	43,013	114
DRS Technologies, Inc.	2,290	113
* Benchmark Electronics, Inc.	3,660	110
* Electronics for Imaging, Inc.	4,794	110
* Palm, Inc.	3,848	109
* Openwave Systems Inc.	5,997	108
* Websense, Inc.	2,101	108
* Semtech Corp.	6,504	107
* Silicon Laboratories Inc.	3,519	107
* Varian, Inc.	3,114	107
* Progress Software Corp.	3,319	105
* ANSYS, Inc.	2,725	105
* Digital River, Inc.	2,983	104
* Perot Systems Corp.	7,253	103
* FileNet Corp.	3,640	102
* Tekelec	4,833	101
* Macrovision Corp.	5,175	99
* Skyworks Solutions, Inc.	13,953	98
* Maxtor Corp.	22,194	98
* SRA International, Inc.	2,744	97
* Intergraph Corp.	2,162	97
* Informatica Corp.	8,008	96
* Rambus Inc.	7,925	96
* Brocade Communications Systems, Inc.	23,464	96
* RF Micro Devices, Inc.	16,533	93
* Coherent, Inc.	3,182	93
* DSP Group Inc.	3,453	89
* Wind River Systems Inc.	6,577	85
* Transaction Systems Architects, Inc.	3,010	84
* CSG Systems International, Inc.	3,689	80
* UTStarcom, Inc.	9,800	80
* Atmel Corp.	38,212	79
* Conexant Systems, Inc.	43,946	79
* Digitas Inc.	6,838	78
* Komag, Inc.	2,324	74
* Intermagnetics General Corp.	2,640	74
* ON Semiconductor Corp.	14,210	74
* MicroStrategy Inc.	1,043	73
* RSA Security Inc.	5,650	72
* RealNetworks, Inc.	12,458	71
* SiRF Technology Holdings, Inc.	2,340	71
* NetIQ Corp.	5,720	70
* Dendrite International, Inc.	3,481	70
* WebEx Communications, Inc.	2,829	69
* McDATA Corp. Class A	13,153	69
* Plexus Corp.	4,018	69
* Hutchinson Technology, Inc.	2,616	68
* Quest Software, Inc.	4,380	66
AVX Corp.	5,005	64
* ScanSource, Inc.	1,300	63
* Advanced Digital Information Corp.	6,631	62
* Manhattan Associates, Inc.	2,684	62
* Actel Corp.	4,300	62
* Kopin Corp.	8,896	62
* Internet Security Systems, Inc.	2,572	62
* Applied Micro Circuits Corp.	20,390	61
Black Box Corp.	1,453	61
* CommScope, Inc.	3,512	61
ScanSoft, Inc.	11,317	60
* Keane, Inc.	5,197	59
* Silicon Image, Inc.	6,642	59
* Genesis Microchip Inc.	2,666	59
* Sycamore Networks, Inc.	15,328	58
* Zoran Corp.	4,026	58
* KEMET Corp.	6,799	57
* OmniVision Technologies, Inc.	4,500	57
* Verint Systems Inc.	1,375	56
* Checkpoint Systems, Inc.	2,310	55
* Quantum Corp.	17,685	55
* Trident Microsystems, Inc.	1,700	54
* Power Integrations, Inc.	2,475	54
* Gartner, Inc. Class A	4,591	54
* Micromuse Inc.	6,747	53
* Adaptec, Inc.	13,864	53
* Aspen Technologies, Inc.	8,437	53
* American Science & Engineering, Inc.	800	52
* SafeNet, Inc.	1,423	52
* FormFactor Inc.	2,264	52
* Cirrus Logic, Inc.	6,805	52
* Aeroflex, Inc.	5,517	52
* Agile Software Corp.	7,155	51
Talx Corp.	1,550	51
* Mercury Computer Systems, Inc.	1,921	50
* j2 Global Communications, Inc.	1,196	48
* Gateway, Inc.	17,779	48
* Comtech Telecommunications Corp.	1,150	48
* AMIS Holdings Inc.	4,000	47
* Fargo Electronics	2,700	47
* Extreme Networks, Inc.	10,524	47
* Lexar Media, Inc.	7,315	47
* Silicon Storage Technology, Inc.	8,653	47
Inter-Tel, Inc.	2,214	47
* Vignette Corp.	2,916	46
* ViaSat, Inc.	1,800	46
* Borland Software Corp.	7,921	46
* Newport Corp.	3,256	45
* webMethods, Inc.	6,367	45
* Ariba, Inc.	7,867	45
* Merge Technologies, Inc.	2,600	44
* MIPS Technologies, Inc.	6,383	44
Bel Fuse, Inc. Class A	1,477	44
* Micrel, Inc.	3,792	43
* Blue Coat Systems, Inc.	978	43
* Ixia	2,867	42
* Exar Corp.	2,977	42
* EMS Technologies, Inc.	2,531	41
* Secure Computing Corp.	3,540	40
* Identix, Inc.	8,538	40
Park Electrochemical Corp.	1,500	40
* Sapient Corp.	6,387	40
* Diodes Inc.	1,100	40
* Witness Systems, Inc.	1,906	40
* Mentor Graphics Corp.	4,620	40
* Dot Hill Systems Corp.	5,900	40
* Ciber, Inc.	5,341	40
* ManTech International Corp.	1,500	40
* SigmaTel Inc.	1,956	40
* Integrated Silicon Solution, Inc.	4,662	39
* Interactive Intelligence Inc.	6,107	38
* Altiris, Inc.	2,500	38
* The TriZetto Group, Inc.	2,692	38
* Lionbridge Technologies, Inc.	5,500	37
* Standard Microsystem Corp.	1,236	37
Agilysys, Inc.	2,191	37
* Anaren, Inc.	2,612	37
* eCollege.com Inc.	2,475	37
* TriQuint Semiconductor, Inc.	10,426	37
SS&C Technologies, Inc.	1,000	37
* Lawson Software Inc.	5,200	36
* Packeteer, Inc.	2,854	36
* II-VI, Inc.	2,000	35
* Tyler Technologies, Inc.	4,266	35
* Redback Networks Inc.	3,555	35
* Interwoven Inc.	4,279	35
* Actuate Software Corp.	13,797	35
* PDF Solutions, Inc.	2,100	35
* Audible, Inc.	2,800	34
* Amkor Technology, Inc.	7,818	34
* Entrust, Inc.	6,074	34
* Harmonic, Inc.	5,833	34
* Pixelworks, Inc.	5,082	34
* Equinix, Inc.	802	33
Methode Electronics, Inc. Class A	2,893	33
* JDA Software Group, Inc.	2,188	33
* Broadwing Corp.	6,575	33
* EPIQ Systems, Inc.	1,500	33
* Synaptics Inc.	1,740	33
* Cogent Communications Group, Inc.	6,690	33
* PLX Technology, Inc.	3,900	33
* Vitesse Semiconductor Corp.	17,164	32
* Kanbay International Inc.	1,699	32
* Computer Horizons Corp.	7,180	32
* Concur Technologies, Inc.	2,558	32
BEI Technologies, Inc.	900	31
* Internet Capital Group Inc.	3,551	31
* Novatel Wireless, Inc.	2,131	31
* Leadis Technology Inc.	4,500	31
* Covansys Corp.	1,908	30
* SonicWALL, Inc.	4,791	30
* Catapult Communications Corp.	1,654	30
* Sigma Designs, Inc.	2,760	30
* Captaris Inc.	8,030	30
* RadiSys Corp.	1,556	30
* Keynote Systems Inc.	2,325	30
* Chordiant Software, Inc.	10,539	30
* Sykes Enterprises, Inc.	2,508	30
* TTM Technologies, Inc.	4,134	30
* SPSS, Inc.	1,231	30
* ActivCard Corp.	6,800	29
* Digi International, Inc.	2,721	29
* Captiva Software Corp.	1,620	29
* Pericom Semiconductor Corp.	3,280	29
* Echelon Corp.	3,144	29
* Finisar Corp.	21,106	29
* NETGEAR, Inc.	1,200	29
Daktronics, Inc.	1,200	29
* Zhone Technologies	10,975	29
* Epicor Software Corp.	2,197	29
* MRO Software Inc.	1,696	29
* TranSwitch Corp.	16,559	29
* Intellisync Corp.	6,341	28
* Blackboard Inc.	1,124	28
* Safeguard Scientifics, Inc.	16,004	28
* Verity, Inc.	2,604	28
* Iomega Corp.	9,174	28
Cubic Corp.	1,599	27
* Bottomline Technologies, Inc.	1,800	27
* Magma Design Automation, Inc.	3,300	27
* PC-Tel, Inc.	2,831	27
* Radiant Systems, Inc.	2,507	26
* Universal Display Corp.	2,319	26
* Excel Technology, Inc.	1,000	26
* NYFIX, Inc.	4,410	25
* Stratex Networks, Inc.	9,762	25
* Alliance Semiconductor Corp.	8,610	25
* COMARCO, Inc.	3,050	25
* Enterasys Networks, Inc.	18,265	25
* Applied Digital Solutions, Inc.	8,568	24
* Manugistics Group, Inc.	12,231	24
* InterVoice, Inc.	2,669	24
* The Ultimate Software Group, Inc.	1,300	24
* California Micro Devices Corp.	3,100	24
* Phoenix Technologies Ltd.	3,170	24
* Opsware, Inc.	4,572	24
* PalmSource, Inc.	1,307	24
* ANADIGICS, Inc.	7,006	23
* Mindspeed Technologies, Inc.	9,369	23
* Stellent Inc.	2,632	23
* IXYS Corp.	2,118	22
* MRV Communications Inc.	10,400	22
* InFocus Corp.	6,351	22
* Transmeta Corp.	15,389	22
* MatrixOne, Inc.	4,118	22
* Neoware Systems, Inc.	1,270	21
* ESS Technology, Inc.	5,875	21
* Dynamics Research Corp.	1,261	20
* SYNNEX Corp.	1,200	20
* Avanex Corp.	20,731	20
* Lasercard Corp.	2,247	20
* InterVideo Inc.	1,976	20
* Centillium Communications, Inc.	5,248	20
* SeaChange International, Inc.	3,065	20
* NMS Communications Corp.	5,221	19
* Tumbleweed Communications Corp.	4,540	19
* Glenayre Technologies, Inc.	5,369	19
* SERENA Software, Inc.	963	19
QAD Inc.	2,299	19
* Amicas, Inc.	3,490	19
* Herley Industries Inc.	1,002	19
* SupportSoft, Inc.	3,700	19
Syntel, Inc.	931	18
* Napster, Inc.	4,488	18
* Mechanical Technology Inc.	4,586	18
* Open Solutions Inc.	800	17
* Carrier Access Corp.	3,154	17
* MetaSolv, Inc.	5,311	17
* Lattice Semiconductor Corp.	4,045	17
Integral Systems, Inc.	799	16
* Merix Corp.	2,910	16
* Silicon Graphics, Inc.	20,860	16
* Embarcadero Technologies, Inc.	2,411	16
* Answerthink Consulting Group, Inc.	4,156	16
* Airspan Networks Inc.	3,200	16
* Oplink Communications, Inc.	10,488	16
* Net2Phone, Inc.	9,046	16
* Ditech Communications Corp.	2,329	16
* Gerber Scientific, Inc.	1,999	16
* Analysts International Corp.	5,901	16
* Westell Technologies, Inc.	4,201	15
* Art Technology Group, Inc.	14,823	15
Plumtree Software, Inc.	2,761	15
* Immersion Corp.	2,100	15
* QuickLogic Corp.	3,938	14
* Selectica, Inc.	4,294	14
* Zomax Inc.	4,267	14
* @ Road, Inc.	2,900	13
EDO Corp.	440	13
* IPIX Corp.	4,843	13
Lowrance Electronics, Inc.	518	13
* Digimarc Corp.	1,800	12
* KVH Industries, Inc.	1,236	12
* Loudeye Corp.	13,669	12
* FalconStor Software, Inc.	1,918	12
* VA Software Corp.	7,739	12
* Mobius Management Systems, Inc.	2,203	12
* MapInfo Corp.	933	11
* Concurrent Computer Corp.	6,754	11
* SCM Microsystems, Inc.	4,186	11
* BindView Development Corp.	3,237	11
* Nu Horizons Electronics Corp.	1,554	11
* iGATE Corp.	3,080	11
* Optical Communication Products, Inc.	5,929	11
* Bioveris Corp.	1,914	11
* Ulticom, Inc.	997	11
* Sumtotal Systems Inc.	2,241	11
* Atheros Communications	1,118	11
* Xanser Corp.	3,509	11
* Virage Logic Corp.	1,399	11
* LCC International, Inc. Class A	4,163	10
* Channell Commercial Corp.	1,100	10
* Stratasys, Inc.	350	10
Brooktrout Technology, Inc.	800	10
* Aware, Inc.	1,853	10
* WatchGuard Technologies, Inc.	2,392	10
* OPNET Technologies, Inc.	1,212	10
* Quovadx, Inc.	3,315	10
* AuthentiDate Holding Corp.	3,981	10
* Cray Inc.	10,600	10
* Vitria Technology, Inc.	2,928	10
* Network Equipment Technologies, Inc.	2,107	10
Sunrise Telecom Inc.	4,513	10
* Computer Task Group, Inc.	2,557	9
* Docucorp International, Inc.	1,347	9
* PAR Technology Corp.	400	9
* Telular Corp.	2,339	9
* TechTeam Global, Inc.	742	9
* Lantronix, Inc.	6,475	9
* ePlus Inc.	683	9
* Viewpoint Corp.	6,086	9
* Ramtron International Corp.	2,886	9
* Altair Nanotechnology	3,100	8
* Motive, Inc.	1,300	8
* Ceva, Inc.	1,486	8
*^ Zix Corp.	3,704	7
* Jupitermedia Corp.	406	7
* Interlink Electronics Inc.	1,331	7
* The SCO Group, Inc.	1,605	7
* Essex Corp.	308	7
* Cyberguard Corp.	800	7
* Centra Software, Inc.	3,329	7
* WJ Communications, Inc.	5,246	6
* Ezenia!, Inc.	2,547	6
* Avici Systems Inc.	1,376	6
* Sirenza Microdevices, Inc.	1,904	6
* Wave Systems Corp.	6,508	6
* Network Engines, Inc.	4,161	6
* Pegasystems Inc.	988	6
* Hifn, Inc.	1,066	6
* Micro Linear Corp.	1,400	6
* Saba Software, Inc.	1,374	6
* White Electronic Designs Corp.	1,020	5
* Visual Networks, Inc.	3,538	5
* ONYX Software Corp.	1,345	5
* On2 Technologies, Inc.	5,693	5
* Cherokee International Corp.	1,333	5
* Pomeroy IT Solutions, Inc.	400	5
* Superconductor Technologies Inc.	7,300	4
* BroadVision, Inc.	5,057	4
* Convera Corp.	293	4
* Online Resources Corp.	389	4
* Endwave Corp.	312	4
* Bell Microproducts Inc.	400	4
* MTI Technology Corp.	2,045	4
* 3D Systems Corp.	173	4
* Pemstar Inc.	3,500	4
Inforte Corp.	907	4
Kana Software, Inc.	2,458	4
Verso Technologies, Inc.	9,594	4
Technology Solutions Co.	7,836	4
* Interland, Inc.	1,255	4
* Ansoft Corp.	119	3
REMEC Inc.	2,689	3
* Indus International, Inc.	1,200	3
* OSI Systems Inc.	200	3
* SAVVIS Communications Corp.	3,840	3
* La Barge, Inc.	200	3
BSQUARE Corp.	3,786	3
* Research Frontiers, Inc.	800	2
* Acacia Research - Acacia Technologies	400	2
* COMSYS IT Partners Inc.	200	2
* Callidus Software Inc.	600	2
* Planar Systems, Inc.	252	2
* NetScout Systems, Inc.	369	2
* Monolithic System Technology, Inc.	364	2
* Cosine Communications, Inc.	623	2
* Tripath Technology Inc.	2,491	2
* Dynabazaar, Inc.	3,795	2
* SAFLINK Corp.	1,231	1
* Network-1 Security Solutions, Inc.	975	1
* GraphOn Corp.	2,730	1
* Intraware, Inc.	260	1
* Critical Path, Inc.	1,328	1
* VIA NET.WORKS, Inc.	5,204	-
* eGain Communications Corp.	436	-
* Direct Insite Corp.	73	-
* Media 100 Inc.	1,614	-

		163,180

Utilities (6.9%)
Verizon Communications Inc.	241,865	7,907
SBC Communications Inc.	289,614	6,942
Sprint Nextel Corp.	245,485	5,838
* Comcast Corp. Class A	159,983	4,700
BellSouth Corp.	160,014	4,208
Exelon Corp.	58,635	3,133
Dominion Resources, Inc.	29,849	2,571
Duke Energy Corp.	81,236	2,370
Southern Co.	65,222	2,332
TXU Corp.	19,949	2,252
Alltel Corp.	30,227	1,968
FPL Group, Inc.	32,686	1,556
FirstEnergy Corp.	28,847	1,504
AT&T Corp.	69,957	1,385
Entergy Corp.	18,447	1,371
Public Service Enterprise Group, Inc.	20,984	1,351
American Electric Power Co., Inc.	33,524	1,331
PG&E Corp.	32,807	1,288
Edison International	27,178	1,285
PPL Corp.	33,374	1,079
Consolidated Edison Inc.	21,344	1,036
Constellation Energy Group, Inc.	15,673	965
Progress Energy, Inc.	20,766	929
Ameren Corp.	17,257	923
* AES Corp.	54,630	898
Sempra Energy	18,933	891
Kinder Morgan, Inc.	8,512	819
* Comcast Corp. Special Class A	26,044	750
Cinergy Corp.	16,620	738
DTE Energy Co.	15,295	701
Xcel Energy, Inc.	35,274	692
Questar Corp.	7,474	659
* Cablevision Systems NY Group Class A	19,647	603
NiSource, Inc.	23,848	578
KeySpan Corp.	15,278	562
* Qwest Communications International Inc.	135,943	557
MCI Inc.	21,498	545
* Southwestern Energy Co.	7,187	528
* NII Holdings Inc.	5,870	496
* Allegheny Energy, Inc.	14,351	441
Wisconsin Energy Corp.	10,282	410
Citizens Communications Co.	29,889	405
SCANA Corp.	9,564	404
* NTL Inc.	5,922	396
Pepco Holdings, Inc.	16,665	388
Pinnacle West Capital Corp.	8,622	380
CenterPoint Energy Inc.	24,500	364
CenturyTel, Inc.	10,087	353
MDU Resources Group, Inc.	9,458	337
Energy East Corp.	13,014	328
TECO Energy, Inc.	18,113	326
Aqua America, Inc.	8,344	317
* CMS Energy Corp.	19,268	317
DPL Inc.	11,220	312
Alliant Energy Corp.	10,303	300
ONEOK, Inc.	8,461	288
NSTAR	9,478	274
Energen Corp.	6,159	266
* Nextel Partners, Inc.	10,505	264
UGI Corp. Holding Co.	9,147	258
Western Gas Resources, Inc.	4,928	252
National Fuel Gas Co.	6,994	239
AGL Resources Inc.	6,411	238
Northeast Utilities	11,431	228
OGE Energy Corp.	7,933	223
* Southern Union Co.	8,353	215
Puget Energy, Inc.	8,870	208
* Alamosa Holdings, Inc.	11,937	204
Atmos Energy Corp.	7,017	198
Hawaiian Electric Industries Inc.	7,108	198
Great Plains Energy, Inc.	6,567	196
Telephone & Data Systems, Inc.	4,927	192
Vectren Corp.	6,651	189
WPS Resources Corp.	3,202	185
Westar Energy, Inc.	7,621	184
* Kinder Morgan Management, LLC	3,469	172
Piedmont Natural Gas, Inc.	6,738	170
PNM Resources Inc.	5,776	166
NICOR Inc.	3,898	164
Telephone & Data Systems, Inc. - Special Common Shares	4,164	156
* Sierra Pacific Resources	10,465	155
WGL Holdings Inc.	4,324	139
*^ Level 3 Communications, Inc.	58,225	135
Peoples Energy Corp.	3,319	131
Black Hills Corp.	2,742	119
Duquesne Light Holdings, Inc.	6,806	117
ALLETE, Inc.	2,496	114
New Jersey Resources Corp.	2,480	114
IDACORP, Inc.	3,716	112
Northwest Natural Gas Co.	2,904	108
Cleco Corp.	4,512	106
UniSource Energy Corp.	3,039	101
* Cincinnati Bell Inc.	22,344	99
NorthWestern Corp.	3,129	94
* Dobson Communications Corp.	11,064	85
Avista Corp.	4,345	84
* U.S. Cellular Corp.	1,566	84
* El Paso Electric Co.	3,800	79
Commonwealth Telephone Enterprises, Inc.	2,084	79
Southwest Gas Corp.	2,816	77
* Aquila, Inc.	19,182	76
MGE Energy, Inc.	2,021	74
UIL Holdings Corp.	1,379	72
California Water Service Group	1,700	70
South Jersey Industries, Inc.	2,400	70
Otter Tail Corp.	2,258	70
* Premiere Global Services, Inc.	7,768	64
* IDT Corp. Class B	4,758	58
American States Water Co.	1,658	56
* Price Communications Corp.	3,362	55
* USA Mobility, Inc.	2,000	54
The Laclede Group, Inc.	1,600	52
* General Communication, Inc.	5,200	51
Cascade Natural Gas Corp.	2,300	50
Surewest Communications	1,700	49
* UbiquiTel Inc.	5,558	49
Empire District Electric Co.	2,004	46
* Mediacom Communications Corp.	6,021	44
CH Energy Group, Inc.	906	43
SJW Corp.	883	43
* Talk America Holdings, Inc.	4,035	38
* Centennial Communications Corp. Class A	2,080	31
* Time Warner Telecom Inc.	3,954	31
Connecticut Water Services, Inc.	1,106	27
* Suncom Wireless Holdings, Inc. Class A	7,927	27
Southwest Water Co.	1,790	26
Iowa Telecommunications Services Inc.	1,500	25
* Intrado Inc.	1,300	23
* IDT Corp.	1,658	20
Middlesex Water Co.	840	19
Central Vermont Public Service Corp.	982	17
D&E Communications, Inc.	1,529	14
Green Mountain Power Corp.	399	13
Shenandoah Telecommunications Co.	310	13
Atlantic Tele-Network, Inc.	380	13
Maine & Maritimes Corp.	624	12
* Primus Telecommunications Group, Inc.	10,470	11
CT Communications, Inc.	600	7
Alaska Communications Systems Holdings, Inc.	606	7
Hector Communications Corp.	219	6
* Covista Communications, Inc.	3,805	5
* Penn Octane Corp.	3,564	2
* Pac-West Telecom, Inc.	1,175	1
* Trinsic Inc.	39	-
* FiberNet Telecom Group, Inc.	1	-

		85,012

Other (4.2%)
General Electric Co.	927,338	31,224
Tyco International Ltd.	176,498	4,916
3M Co.	64,033	4,698
Honeywell International Inc.	70,988	2,662
* Berkshire Hathaway Inc. Class A	18	1,476
Fortune Brands, Inc.	12,785	1,040
Johnson Controls, Inc.	16,727	1,038
ITT Industries, Inc.	7,738	879
Eaton Corp.	12,629	803
Textron, Inc.	10,655	764
* Berkshire Hathaway Inc. Class B	178	486
Brunswick Corp.	8,143	307
SPX Corp.	6,606	304
Teleflex Inc.	3,287	232
Hillenbrand Industries, Inc.	4,860	229
* McDermott International, Inc.	5,469	200
Carlisle Co., Inc.	2,730	174
Walter Industries, Inc.	3,432	168
Trinity Industries, Inc.	4,003	162
Lancaster Colony Corp.	2,426	104
* GenCorp, Inc.	4,189	78
Kaman Corp. Class A	2,600	53
* Sequa Corp. Class A	615	36
Raven Industries, Inc.	1,000	29
* United Capital Corp.	346	8
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/07	6,755	7
* GP Strategies Corp.	300	3

		52,080

TOTAL COMMON STOCKS
(Cost $1,063,694)		1,225,453

TEMPORARY CASH INVESTMENTS (1.0%)

Money Market Fund (0.9%)
** Vanguard Market Liquidity Fund, 3.744%	11,550,127	11,550

	Face Amount
	($000)

U.S. Agency Obligation (0.1%)
1 Federal National Mortgage Assn
2 3.468%, 10/12/05	1,000	999

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $12,549)		12,549

TOTAL INVESTMENTS (100.0%)
(Cost $1,076,243)		1,238,002

OTHER ASSETS AND LIABILITIES--NET (0.0%)		512

NET ASSETS (100%)		$1,238,514

*Non-Income-Producing Security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
^Part of security position is on loan to broker/dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $1,076,243,000. Net unrealized appreciation of investment securities for tax purposes was $161,759,000, consisting of unrealized gains of $255,031,000 on securities that had risen in value since their purchase and $93,272,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	22	6,789	(65)
E-mini S&P 500 Index	70	4,320	(9)
Russell 2000 Index	3	1,008	(8)
S&P Midcap 400	2	721	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Institutional Total Bond Market Index Fund
Schedule of Investments
September 30, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S GOVERNMENT AND AGENCY OBLIGATIONS (68.8%)

U.S. Government Securities (24.8%)
U.S. Treasury Bond	12.000%	8/15/2013	2,500	3,023
U.S. Treasury Bond	13.250%	5/15/2014	750	976
U.S. Treasury Bond	11.250%	2/15/2015	5,025	7,664
U.S. Treasury Bond	9.250%	2/15/2016	1,425	1,993
U.S. Treasury Bond	7.500%	11/15/2016	225	285
U.S. Treasury Bond	8.750%	5/15/2017	1,700	2,355
U.S. Treasury Bond	8.875%	8/15/2017	2,240	3,140
U.S. Treasury Bond	9.125%	5/15/2018	2,250	3,245
U.S. Treasury Bond	9.000%	11/15/2018	2,400	3,456
U.S. Treasury Bond	8.875%	2/15/2019	8,075	11,567
U.S. Treasury Bond	8.125%	8/15/2019	3,030	4,137
U.S. Treasury Bond	8.500%	2/15/2020	6,600	9,321
U.S. Treasury Bond	8.750%	5/15/2020	540	779
U.S. Treasury Bond	8.750%	8/15/2020	2,950	4,269
U.S. Treasury Bond	7.875%	2/15/2021	990	1,347
U.S. Treasury Bond	8.125%	5/15/2021	200	278
U.S. Treasury Bond	8.125%	8/15/2021	2,600	3,626
U.S. Treasury Bond	8.000%	11/15/2021	680	941
U.S. Treasury Bond	7.250%	8/15/2022	2,600	3,397
U.S. Treasury Bond	7.625%	11/15/2022	4,595	6,220
U.S. Treasury Bond	6.250%	8/15/2023	25	30
U.S. Treasury Bond	7.625%	2/15/2025	600	828
U.S. Treasury Bond	6.875%	8/15/2025	1,500	1,934
U.S. Treasury Bond	6.750%	8/15/2026	2,175	2,788
U.S. Treasury Bond	6.500%	11/15/2026	50	63
U.S. Treasury Bond	6.625%	2/15/2027	30	38
U.S. Treasury Bond	6.375%	8/15/2027	7,700	9,543
U.S. Treasury Bond	5.500%	8/15/2028	4,425	4,973
U.S. Treasury Bond	5.250%	11/15/2028	125	136
U.S. Treasury Bond	6.125%	8/15/2029	1,775	2,161
U.S. Treasury Note	2.375%	8/15/2006	1,975	1,946
U.S. Treasury Note	2.500%	9/30/2006	12,000	11,813
U.S. Treasury Note	6.500%	10/15/2006	6,950	7,113
U.S. Treasury Note	2.875%	11/30/2006	5,575	5,495
U.S. Treasury Note	3.000%	12/31/2006	16,300	16,068
U.S. Treasury Note	3.125%	1/31/2007	1,025	1,011
U.S. Treasury Note	3.375%	2/28/2007	1,775	1,756
U.S. Treasury Note	3.750%	3/31/2007	13,000	12,917
U.S. Treasury Note	3.625%	4/30/2007	2,825	2,801
U.S. Treasury Note	3.125%	5/15/2007	6,075	5,975
U.S. Treasury Note	3.625%	6/30/2007	18,900	18,717
U.S. Treasury Note	3.875%	7/31/2007	3,775	3,754
U.S. Treasury Note	2.750%	8/15/2007	6,325	6,165
U.S. Treasury Note	6.125%	8/15/2007	5,925	6,131
U.S. Treasury Note	3.375%	2/15/2008	1,050	1,031
U.S. Treasury Note	5.500%	2/15/2008	1,375	1,416
U.S. Treasury Note	3.750%	5/15/2008	4,300	4,254
U.S. Treasury Note	5.625%	5/15/2008	1,680	1,739
U.S. Treasury Note	3.125%	10/15/2008	225	218
U.S. Treasury Note	3.375%	11/15/2008	4,025	3,929
U.S. Treasury Note	4.750%	11/15/2008	775	787
U.S. Treasury Note	3.375%	12/15/2008	1,975	1,927
U.S. Treasury Note	3.250%	1/15/2009	2,425	2,355
U.S. Treasury Note	3.000%	2/15/2009	175	168
U.S. Treasury Note	2.625%	3/15/2009	5,050	4,796
U.S. Treasury Note	3.125%	4/15/2009	2,825	2,726
U.S. Treasury Note	4.000%	6/15/2009	2,850	2,830
U.S. Treasury Note	3.625%	7/15/2009	1,175	1,151
U.S. Treasury Note	3.500%	8/15/2009	16,325	15,912
U.S. Treasury Note	6.000%	8/15/2009	2,200	2,340
U.S. Treasury Note	3.375%	10/15/2009	7,500	7,267
U.S. Treasury Note	3.500%	12/15/2009	1,950	1,897
U.S. Treasury Note	6.500%	2/15/2010	750	817
U.S. Treasury Note	4.000%	3/15/2010	3,525	3,493
U.S. Treasury Note	4.000%	4/15/2010	1,625	1,610
U.S. Treasury Note	3.875%	5/15/2010	3,300	3,252
U.S. Treasury Note	3.875%	7/15/2010	175	172
U.S. Treasury Note	4.125%	8/15/2010	250	249
U.S. Treasury Note	5.750%	8/15/2010	2,100	2,239
U.S. Treasury Note	5.000%	8/15/2011	6,245	6,488
U.S. Treasury Note	3.875%	2/15/2013	6,100	5,944
U.S. Treasury Note	4.250%	8/15/2013	14,025	13,977
U.S. Treasury Note	4.250%	11/15/2013	13,650	13,595
U.S. Treasury Note	4.750%	5/15/2014	600	618

				305,372

Agency Bonds and Notes (10.6%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	450	443
(4)Federal Farm Credit Bank	3.250%	6/15/2007	1,625	1,595
(4)Federal Farm Credit Bank	3.000%	12/17/2007	625	607
(4)Federal Farm Credit Bank	3.375%	7/15/2008	350	340
(4)Federal Farm Credit Bank	3.750%	1/15/2009	400	391
(4)Federal Farm Credit Bank	4.125%	4/15/2009	200	198
(4)Federal Home Loan Bank	2.625%	10/16/2006	2,000	1,966
(4)Federal Home Loan Bank	4.875%	11/15/2006	1,400	1,408
(4)Federal Home Loan Bank	4.250%	4/16/2007	1,150	1,148
(4)Federal Home Loan Bank	6.500%	8/15/2007	2,450	2,541
(4)Federal Home Loan Bank	3.625%	1/15/2008	8,000	7,864
(4)Federal Home Loan Bank	3.375%	2/15/2008	2,500	2,442
(4)Federal Home Loan Bank	4.125%	4/18/2008	3,000	2,980
(4)Federal Home Loan Bank	5.865%	9/2/2008	1,550	1,610
(4)Federal Home Loan Bank	3.625%	11/14/2008	750	732
(4)Federal Home Loan Bank	6.500%	11/13/2009	1,300	1,395
(4)Federal Home Loan Bank	7.625%	5/14/2010	2,850	3,216
(4)Federal Home Loan Bank	5.750%	5/15/2012	1,800	1,916
(4)Federal Home Loan Bank	5.250%	6/18/2014	2,250	2,349
(4)Federal Home Loan Mortgage Corp.	2.750%	10/15/2006	3,000	2,953
(4)Federal Home Loan Mortgage Corp.	2.875%	12/15/2006	2,750	2,703
(4)Federal Home Loan Mortgage Corp.	4.875%	3/15/2007	2,500	2,517
(4)Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	2,975	3,072
(4)Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	5,000	4,930
(4)Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	2,000	2,081
(4)Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	1,600	1,720
(4)Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	2,500	2,747
(4)Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	4,014	3,994
(4)Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	941	1,037
(4)Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	750	790
(4)Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	1,500	1,608
(4)Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	2,000	2,059
(4)Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	750	746
(4)Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	1,850	1,767
(4)Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	500	496
(4)Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	3,750	3,849
(4)Federal Home Loan Mortgage Corp.	4.500%	1/15/2015	1,100	1,089
(4)Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	889	1,124
(4)Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	132	158
(4)Federal National Mortgage Assn	2.625%	11/15/2006	3,500	3,435
(4)Federal National Mortgage Assn	5.000%	1/15/2007	1,750	1,764
(4)Federal National Mortgage Assn	7.125%	3/15/2007	2,500	2,595
(4)Federal National Mortgage Assn	5.250%	4/15/2007	1,750	1,772
(4)Federal National Mortgage Assn	6.625%	10/15/2007	2,560	2,671
(4)Federal National Mortgage Assn	5.750%	2/15/2008	1,850	1,905
(4)Federal National Mortgage Assn	6.000%	5/15/2008	1,000	1,038
(4)Federal National Mortgage Assn	3.875%	7/15/2008	1,000	986
(4)Federal National Mortgage Assn	5.250%	1/15/2009	7,000	7,166
(4)Federal National Mortgage Assn	4.250%	5/15/2009	1,000	992
(4)Federal National Mortgage Assn	6.375%	6/15/2009	2,100	2,233
(4)Federal National Mortgage Assn	6.625%	9/15/2009	5,015	5,392
(4)Federal National Mortgage Assn	7.250%	1/15/2010	2,830	3,128
(4)Federal National Mortgage Assn	6.625%	11/15/2010	500	547
(4)Federal National Mortgage Assn	6.250%	2/1/2011	225	241
(4)Federal National Mortgage Assn	5.375%	11/15/2011	1,000	1,042
(4)Federal National Mortgage Assn	6.125%	3/15/2012	1,600	1,734
(4)Federal National Mortgage Assn	4.375%	3/15/2013	1,000	985
(4)Federal National Mortgage Assn	4.625%	5/1/2013	1,150	1,130
(4)Federal National Mortgage Assn	4.625%	10/15/2013	2,750	2,751
(4)Federal National Mortgage Assn	5.125%	1/2/2014	300	305
(4)Federal National Mortgage Assn	5.000%	4/15/2015	1,475	1,515
(4)Federal National Mortgage Assn	7.125%	1/15/2030	2,100	2,741
(4)Federal National Mortgage Assn	6.625%	11/15/2030	800	991
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	1,325	1,462
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	250	270
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	200	216
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	125	135
(4)Tennessee Valley Auth	5.375%	11/13/2008	325	334
(4)Tennessee Valley Auth	7.125%	5/1/2030	1,150	1,501
(4)Tennessee Valley Auth	4.650%	6/15/2035	475	447

				130,005

Mortgage-Backed Securities (33.4%)
(4)Federal Home Loan Mortgage Corp.	4.000%	7/1/2008-1/1/2020 (1)	7,375	7,132
(4)Federal Home Loan Mortgage Corp.	4.500%	3/1/2008-10/1/2035 (1)	23,463	22,969
(4)Federal Home Loan Mortgage Corp.	5.000%	6/1/2007-10/1/2035 (1)	55,537	54,743
(4)Federal Home Loan Mortgage Corp.	5.500%	12/1/2005-8/1/2035 (1)	43,353	43,471
(4)Federal Home Loan Mortgage Corp.	6.000%	1/1/2006-7/1/2035 (1)	15,724	16,036
(4)Federal Home Loan Mortgage Corp.	6.500%	1/1/2008-3/1/2035 (1)	8,192	8,436
(4)Federal Home Loan Mortgage Corp.	7.000%	2/1/2011-6/1/2032 (1)	2,663	2,784
(4)Federal Home Loan Mortgage Corp.	7.500%	10/1/2012-2/1/2032 (1)	927	979
(4)Federal Home Loan Mortgage Corp.	8.000%	6/1/2012-11/1/2031 (1)	583	623
(4)Federal Home Loan Mortgage Corp.	8.500%	6/1/2025-5/1/2030 (1)	276	296
(4)Federal Home Loan Mortgage Corp.	9.000%	2/1/2025-9/1/2030 (1)	23	25
(4)Federal Home Loan Mortgage Corp.	9.500%	2/1/2025 (1)	4	4
(4)Federal National Mortgage Assn	4.000%	9/1/2010-11/1/2018 (1)	4,929	4,768
(4)Federal National Mortgage Assn	4.500%	5/1/2018-3/1/2035 (1)	25,982	25,301
(4)Federal National Mortgage Assn	5.000%	9/1/2009-8/1/2035 (1)	59,501	58,549
(4)Federal National Mortgage Assn	5.500%	5/1/2009-10/1/2035 (1)	69,921	70,059
(4)Federal National Mortgage Assn	6.000%	11/1/2008-6/1/2035 (1)	27,428	27,937
(4)Federal National Mortgage Assn	6.500%	1/1/2012-10/1/2034 (1)	11,971	12,335
(4)Federal National Mortgage Assn	7.000%	7/1/2014-7/1/2035 (1)	4,616	4,831
(4)Federal National Mortgage Assn	7.500%	11/1/2011-10/1/2031 (1)	1,117	1,179
(4)Federal National Mortgage Assn	8.000%	12/1/2029-6/1/2031 (1)	290	307
(4)Federal National Mortgage Assn	8.500%	4/1/2030-4/1/2031 (1)	118	126
(4)Federal National Mortgage Assn	9.000%	8/1/2030 (1)	7	8
(4)Federal National Mortgage Assn	9.500%	11/1/2025 (1)	11	12
(4)Government National Mortgage Assn	4.500%	8/15/2018-9/15/2033 (1)	1,544	1,505
(4)Government National Mortgage Assn	5.000%	2/15/2018-10/1/2035 (1)	10,530	10,457
(4)Government National Mortgage Assn	5.500%	2/15/2017-10/1/2035 (1)	16,550	16,725
(4)Government National Mortgage Assn	6.000%	9/15/2013-5/15/2035 (1)	9,190	9,417
(4)Government National Mortgage Assn	6.500%	5/15/2013-6/15/2035 (1)	4,364	4,541
(4)Government National Mortgage Assn	7.000%	10/15/2010-6/15/2032 (1)	2,734	2,870
(4)Government National Mortgage Assn	7.500%	5/15/2023-10/15/2031 (1)	696	738
(4)Government National Mortgage Assn	8.000%	7/15/2025-11/15/2030 (1)	784	838
(4)Government National Mortgage Assn	8.500%	12/15/2024-7/15/2030 (1)	59	63
(4)Government National Mortgage Assn	9.000%	5/15/2025-9/15/2030 (1)	29	33
(4)Government National Mortgage Assn	9.500%	11/15/2017 (1)	18	20
	410,117

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $849,447)				845,494

CORPORATE BONDS (26.0%)

Asset-Backed/Commercial Mortgage-Backed Securities (5.8%)
American Express Credit Account Master Trust	3.888%	12/15/2008 (1)(2)	4,900	4,904
American Express Credit Account Master Trust	3.898%	11/17/2008 (1)(2)	4,100	4,103
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E	6.420%	9/25/2008 (1)	318	322
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&	6.310%	9/25/2008 (1)	367	371
Capital One Master Trust	3.908%	1/15/2009 (1)(2)	3,000	3,002
Capital One Master Trust	5.300%	6/15/2009 (1)	700	706
Chase Credit Card Master Trust	3.828%	3/17/2008 (1)(2)	1,000	1,000
Chase Credit Card Master Trust	3.908%	6/16/2008 (1)(2)	10,000	10,007
Citibank Credit Card Issuance Trust	2.500%	4/7/2008 (1)	1,650	1,636
Citibank Credit Card Issuance Trust	5.650%	6/16/2008 (1)	500	504
Citibank Credit Card Master Trust	5.875%	3/10/2011 (1)	1,750	1,820
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(3)	225	277
Countrywide Home Loans	4.078%	5/25/2033 (1)	607	599
DaimlerChrysler Master Owner Trust	3.793%	1/15/2009 (1)(2)	4,000	4,002
Discover Card Master Trust I	3.918%	9/15/2008 (1)(2)	4,000	4,002
First USA Credit Card Master Trust	3.939%	9/19/2008 (1)(2)	6,000	6,003
Ford Credit Auto Owner Trust	4.300%	8/15/2009 (1)	600	597
Ford Credit Floor Plan Master Owner Trust	3.908%	7/15/2008 (1)(2)	2,000	2,002
Gracechurch Card Funding PLC	3.818%	8/15/2008 (1)(2)	8,000	8,004
Harley-Davidson Motorcycle Trust	4.500%	1/15/2010 (1)	909	910
Household Credit Card Master Note Trust I	3.908%	8/15/2008 (1)(2)	3,000	3,000
MBNA Credit Card Master Note Trust	3.818%	8/15/2008 (1)(2)	5,000	5,001
MBNA Credit Card Master Note Trust	4.950%	6/15/2009 (1)	1,300	1,308
MBNA Credit Card Master Note Trust	4.300%	2/15/2011 (1)	950	945
MBNA Master Credit Card Trust	7.000%	2/15/2012 (1)	800	871
Nissan Auto Lease Trust	2.900%	8/15/2007 (1)	1,400	1,384
Nissan Auto Receivables Owner Trust	4.190%	7/15/2009 (1)	775	770
PG&E Energy Recovery Funding LLC	4.140%	9/25/2012 (1)	350	344
PP&L Transition Bond Co. LLC	6.960%	12/26/2007 (1)	308	310
PSE&G Transition Funding LLC	6.890%	12/15/2017 (1)	200	230
Salomon Brothers Mortgage Securities VII	4.132%	9/25/2033 (1)	1,190	1,172
Toyota Auto Receivables Owner Trust	2.650%	11/15/2006 (1)	17	17
World Omni Auto Receivables Trust	3.540%	6/12/2009 (1)	1,300	1,284

				71,407

Finance (8.2%)
Banking (3.7%)
Abbey National PLC	7.950%	10/26/2029	400	521
AmSouth Bank NA	5.200%	4/1/2015	275	276
BB&T Corp.	6.500%	8/1/2011	50	54
BB&T Corp.	4.750%	10/1/2012	150	149
BB&T Corp.	5.200%	12/23/2015	250	252
BB&T Corp.	5.250%	11/1/2019	250	251
BSCH Issuances Ltd.	7.625%	9/14/2010	500	561
Banc One Corp.	7.625%	10/15/2026	100	122
Bank One Corp.	2.625%	6/30/2008	100	95
Bank One Corp.	6.000%	2/17/2009	795	824
Bank One Corp.	7.875%	8/1/2010	725	816
Bank One Corp.	5.250%	1/30/2013	225	226
Bank of America Corp.	5.250%	2/1/2007	50	50
Bank of America Corp.	3.375%	2/17/2009	250	240
Bank of America Corp.	4.250%	10/1/2010	200	196
Bank of America Corp.	4.375%	12/1/2010	300	294
Bank of America Corp.	7.400%	1/15/2011	100	112
Bank of America Corp.	6.250%	4/15/2012	500	537
Bank of America Corp.	4.750%	8/15/2013	175	173
Bank of America Corp.	5.375%	6/15/2014	575	593
Bank of America Corp.	4.750%	8/1/2015	375	367
Bank of America Corp.	5.625%	3/8/2035	25	24
Bank of New York Co., Inc.	3.750%	2/15/2008	125	122
Bank of New York Co., Inc.	4.950%	3/15/2015	550	545
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	275	314
BankAmerica Capital II	8.000%	12/15/2026	500	536
BankAmerica Corp.	5.875%	2/15/2009	375	389
Barclays Bank PLC	6.278%	12/29/2049	150	150
Citicorp	6.375%	11/15/2008	250	262
Citicorp Capital II	8.015%	2/15/2027	100	108
Citigroup, Inc.	6.500%	2/15/2008	1,550	1,618
Citigroup, Inc.	4.250%	7/29/2009	175	172
Citigroup, Inc.	4.125%	2/22/2010	175	171
Citigroup, Inc.	4.625%	8/3/2010	150	149
Citigroup, Inc.	6.500%	1/18/2011	250	269
Citigroup, Inc.	6.000%	2/21/2012	175	186
Citigroup, Inc.	5.625%	8/27/2012	975	1,015
Citigroup, Inc.	5.125%	5/5/2014	175	177
Citigroup, Inc.	5.000%	9/15/2014	204	204
Citigroup, Inc.	4.875%	5/7/2015	200	196
Citigroup, Inc.	4.700%	5/29/2015	150	146
Citigroup, Inc.	6.625%	6/15/2032	275	315
Citigroup, Inc.	5.875%	2/22/2033	100	104
Citigroup, Inc.	6.000%	10/31/2033	200	212
Citigroup, Inc.	5.850%	12/11/2034	225	237
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	675	688
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	250	250
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	1,000	1,001
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	200	213
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	700	759
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	100	103
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	275	270
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	250	248
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	100	121
Deutsche Bank Financial LLC	5.375%	3/2/2015	100	103
Fifth Third Bank	3.375%	8/15/2008	200	193
Fifth Third Bank	4.200%	2/23/2010	200	197
Fifth Third Bank	4.750%	2/1/2015	375	366
First Tennessee Bank	5.050%	1/15/2015	75	74
First Union Institutional Capital I	8.040%	12/1/2026	100	107
FirstStar Bank	7.125%	12/1/2009	150	163
Fleet Capital Trust II	7.920%	12/11/2026	400	428
Golden West Financial Corp.	4.125%	8/15/2007	300	297
HSBC Bank PLC	6.950%	3/15/2011	200	218
HSBC Bank USA	5.875%	11/1/2034	100	103
HSBC Bank USA	5.625%	8/15/2035	250	248
HSBC Holdings PLC	7.500%	7/15/2009	100	109
HSBC Holdings PLC	5.250%	12/12/2012	550	562
HSBC Holdings PLC	7.350%	11/27/2032	75	92
J.P. Morgan, Inc.	6.700%	11/1/2007	400	416
JPMorgan Capital Trust	5.875%	3/15/2035	800	784
JPMorgan Capital Trust II	7.950%	2/1/2027	150	161
JPMorgan Chase & Co.	5.250%	5/30/2007	375	380
JPMorgan Chase & Co.	4.000%	2/1/2008	190	187
JPMorgan Chase & Co.	3.625%	5/1/2008	185	181
JPMorgan Chase & Co.	3.500%	3/15/2009	725	697
JPMorgan Chase & Co.	6.625%	3/15/2012	200	218
JPMorgan Chase & Co.	5.750%	1/2/2013	200	209
JPMorgan Chase & Co.	4.875%	3/15/2014	250	246
JPMorgan Chase & Co.	5.125%	9/15/2014	250	250
JPMorgan Chase & Co.	5.150%	10/1/2015	200	200
JPMorgan Chase & Co.	5.850%	8/1/2035	100	97
Key Bank NA	4.412%	3/18/2008	350	347
Key Bank NA	4.950%	9/15/2015	250	245
Manufacturers & Traders Trust Co.	8.000%	10/1/2010	300	341
Marshall & Ilsley Bank	4.375%	8/1/2009	300	297
Marshall & Ilsley Bank	4.850%	6/16/2015	250	245
Mellon Capital II	7.995%	1/15/2027	500	537
Mellon Funding Corp.	5.000%	12/1/2014	200	200
National City Bank	4.875%	7/20/2007	50	50
National City Bank	4.150%	8/1/2009	150	147
National City Bank	4.500%	3/15/2010	200	198
National City Corp.	3.200%	4/1/2008	250	241
National City Corp.	6.875%	5/15/2019	150	172
NationsBank Corp.	6.375%	2/15/2008	500	519
NationsBank Corp.	6.800%	3/15/2028	500	568
PNC Bank NA	4.875%	9/21/2017	575	560
Regions Financial Corp.	6.375%	5/15/2012	300	325
Royal Bank of Canada	4.125%	1/26/2010	425	416
Royal Bank of Scotland Group PLC	7.648%	8/29/2049 (2)	600	718
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	350	353
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	425	426
Sanwa Bank Ltd.	8.350%	7/15/2009	150	167
Sanwa Bank Ltd.	7.400%	6/15/2011	325	362
Southtrust Corp.	5.800%	6/15/2014	125	131
Sovereign Bancorp, Inc.	4.800%	9/1/2010 (3)	300	297
Sumitomo Bank International Finance NV	8.500%	6/15/2009	300	336
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	315	367
SunTrust Banks, Inc.	6.000%	2/15/2026	600	655
Swiss Bank Corp.	7.000%	10/15/2015	100	115
Swiss Bank Corp.	7.375%	6/15/2017	100	119
Synovus Financial Corp.	5.125%	6/15/2017	200	195
The Chase Manhattan Corp.	7.125%	2/1/2007	250	258
UFJ Finance Aruba AEC	6.750%	7/15/2013	200	219
US Bancorp	5.100%	7/15/2007	500	505
US Bank NA	2.850%	11/15/2006	175	171
US Bank NA	3.700%	8/1/2007	50	49
US Bank NA	4.125%	3/17/2008	350	346
US Bank NA	6.300%	2/4/2014	450	491
US Bank NA	4.950%	10/30/2014	200	200
Union Planters Corp.	7.750%	3/1/2011	400	454
UnionBanCal Corp.	5.250%	12/16/2013	75	75
Wachovia Bank NA	4.375%	8/15/2008	50	50
Wachovia Bank NA	4.875%	2/1/2015	450	443
Wachovia Bank NA	5.000%	8/15/2015	100	99
Wachovia Corp.	4.950%	11/1/2006	500	501
Wachovia Corp.	3.500%	8/15/2008	500	486
Wachovia Corp.	4.375%	6/1/2010	375	369
Wachovia Corp.	7.800%	8/18/2010	225	254
Wachovia Corp.	4.875%	2/15/2014	100	99
Wachovia Corp.	8.000%	12/15/2026 (3)	425	455
Wachovia Corp.	7.500%	4/15/2035	50	63
Wachovia Corp.	6.550%	10/15/2035	50	56
Washington Mutual Bank	6.875%	6/15/2011	975	1,067
Washington Mutual Bank	5.125%	1/15/2015	250	248
Washington Mutual Capital I	8.375%	6/1/2027	125	136
Washington Mutual, Inc.	4.200%	1/15/2010	25	24
Washington Mutual, Inc.	5.000%	3/22/2012	200	199
Washington Mutual, Inc.	5.250%	9/15/2017	75	74
Wells Fargo & Co.	4.125%	3/10/2008	875	865
Wells Fargo & Co.	3.125%	4/1/2009	250	238
Wells Fargo & Co.	4.200%	1/15/2010	575	564
Wells Fargo & Co.	4.625%	8/9/2010	275	274
Wells Fargo & Co.	4.950%	10/16/2013	300	301
Wells Fargo & Co.	5.000%	11/15/2014	275	276
Wells Fargo & Co.	4.750%	2/9/2015	250	245
Wells Fargo & Co.	5.375%	2/7/2035	250	247
World Savings Bank, FSB	4.125%	3/10/2008	350	346
World Savings Bank, FSB	4.125%	12/15/2009	200	196
Zions Bancorp	6.000%	9/15/2015	100	107
Brokerage (1.3%)
Amvescap PLC	5.375%	2/27/2013	25	25
Bear Stearns Co., Inc.	7.800%	8/15/2007	425	449
Bear Stearns Co., Inc.	4.000%	1/31/2008	475	469
Bear Stearns Co., Inc.	2.875%	7/2/2008	50	48
Bear Stearns Co., Inc.	4.550%	6/23/2010	375	371
Bear Stearns Co., Inc.	5.700%	11/15/2014	350	365
Goldman Sachs Group, Inc.	4.125%	1/15/2008	275	272
Goldman Sachs Group, Inc.	3.875%	1/15/2009	725	708
Goldman Sachs Group, Inc.	4.500%	6/15/2010	750	739
Goldman Sachs Group, Inc.	6.600%	1/15/2012	350	379
Goldman Sachs Group, Inc.	5.700%	9/1/2012	250	260
Goldman Sachs Group, Inc.	5.250%	4/1/2013	700	707
Goldman Sachs Group, Inc.	4.750%	7/15/2013	100	98
Goldman Sachs Group, Inc.	5.250%	10/15/2013	250	252
Goldman Sachs Group, Inc.	5.150%	1/15/2014	375	374
Goldman Sachs Group, Inc.	5.000%	10/1/2014	200	197
Goldman Sachs Group, Inc.	5.500%	11/15/2014	75	77
Goldman Sachs Group, Inc.	5.125%	1/15/2015	125	125
Goldman Sachs Group, Inc.	6.125%	2/15/2033	200	208
Goldman Sachs Group, Inc.	6.345%	2/15/2034	550	572
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	400	395
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	425	447
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	100	97
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	850	823
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	50	49
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	225	222
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	175	191
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	225	222
Merrill Lynch & Co., Inc.	5.360%	2/1/2007	250	253
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	115	113
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	160	158
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	150	147
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	150	147
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	400	392
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	375	374
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	275	274
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	50	51
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	700	696
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	450	519
Morgan Stanley Dean Witter	6.875%	3/1/2007	200	206
Morgan Stanley Dean Witter	5.800%	4/1/2007	950	967
Morgan Stanley Dean Witter	3.625%	4/1/2008	500	488
Morgan Stanley Dean Witter	3.875%	1/15/2009	650	634
Morgan Stanley Dean Witter	6.750%	4/15/2011	100	109
Morgan Stanley Dean Witter	4.750%	4/1/2014	800	774
Morgan Stanley Dean Witter	7.250%	4/1/2032	450	539
Finance Companies (2.0%)
American Express Centurion Bank	4.375%	7/30/2009	425	420
American Express Co.	4.750%	6/17/2009	100	100
American Express Credit Corp.	3.000%	5/16/2008	300	288
American General Finance Corp.	5.750%	3/15/2007	500	507
American General Finance Corp.	3.875%	10/1/2009	175	169
American General Finance Corp.	4.875%	5/15/2010	200	200
American General Finance Corp.	4.875%	7/15/2012	175	173
American General Finance Corp.	5.375%	10/1/2012	225	229
CIT Group Co. of Canada	4.650%	7/1/2010 (3)	450	442
CIT Group Co. of Canada	5.200%	6/1/2015 (3)	375	370
CIT Group, Inc.	7.375%	4/2/2007	350	364
CIT Group, Inc.	5.750%	9/25/2007	200	204
CIT Group, Inc.	3.650%	11/23/2007	50	49
CIT Group, Inc.	4.000%	5/8/2008	250	246
CIT Group, Inc.	4.750%	8/15/2008	75	75
CIT Group, Inc.	4.750%	12/15/2010	50	50
CIT Group, Inc.	7.750%	4/2/2012	75	86
CIT Group, Inc.	5.125%	9/30/2014	225	224
CIT Group, Inc.	5.000%	2/1/2015	150	147
Capital One Bank	4.875%	5/15/2008	675	677
Capital One Bank	5.750%	9/15/2010	25	26
Capital One Bank	4.800%	2/21/2012	100	97
Capital One Bank	5.500%	6/1/2015	50	50
Capital One Bank	5.250%	2/21/2017	50	48
Countrywide Home Loan	5.500%	2/1/2007	500	505
Countrywide Home Loan	2.875%	2/15/2007	125	122
Countrywide Home Loan	5.625%	5/15/2007	50	51
Countrywide Home Loan	3.250%	5/21/2008	50	48
Countrywide Home Loan	4.125%	9/15/2009	400	388
Countrywide Home Loan	4.000%	3/22/2011	225	214
General Electric Capital Corp.	2.800%	1/15/2007	350	343
General Electric Capital Corp.	5.375%	3/15/2007	625	633
General Electric Capital Corp.	5.000%	6/15/2007	200	202
General Electric Capital Corp.	4.250%	1/15/2008	425	423
General Electric Capital Corp.	4.125%	3/4/2008	100	99
General Electric Capital Corp.	3.500%	5/1/2008	275	268
General Electric Capital Corp.	3.600%	10/15/2008	240	233
General Electric Capital Corp.	7.375%	1/19/2010	1,575	1,736
General Electric Capital Corp.	6.125%	2/22/2011	975	1,038
General Electric Capital Corp.	4.250%	6/15/2012	925	895
General Electric Capital Corp.	5.450%	1/15/2013	300	310
General Electric Capital Corp.	4.750%	9/15/2014	475	469
General Electric Capital Corp.	6.750%	3/15/2032	1,000	1,176
HSBC Finance Corp.	4.125%	3/11/2008	100	98
HSBC Finance Corp.	4.125%	11/16/2009	75	73
HSBC Finance Corp.	4.625%	9/15/2010	575	568
HSBC Finance Corp.	6.750%	5/15/2011	200	217
HSBC Finance Corp.	5.250%	4/15/2015	100	100
HSBC Finance Corp.	5.000%	6/30/2015	200	197
Household Finance Corp.	5.750%	1/30/2007	350	355
Household Finance Corp.	4.625%	1/15/2008	950	950
Household Finance Corp.	4.750%	5/15/2009	425	424
Household Finance Corp.	6.375%	10/15/2011	200	214
Household Finance Corp.	7.000%	5/15/2012	925	1,026
Household Finance Corp.	6.375%	11/27/2012	250	270
International Lease Finance Corp.	3.125%	5/3/2007	25	24
International Lease Finance Corp.	5.625%	6/1/2007	250	254
International Lease Finance Corp.	4.500%	5/1/2008	250	248
International Lease Finance Corp.	6.375%	3/15/2009	250	262
International Lease Finance Corp.	4.875%	9/1/2010	425	424
International Lease Finance Corp.	5.000%	9/15/2012	250	248
iStar Financial Inc.	5.150%	3/1/2012	400	391
MBNA America Bank NA	5.375%	1/15/2008	300	305
MBNA America Bank NA	4.625%	8/3/2009	25	25
MBNA Corp.	6.125%	3/1/2013	300	321
MBNA Corp.	5.000%	6/15/2015	350	344
Residential Capital Corp.	6.375%	6/30/2010 (3)	350	354
Residential Capital Corp.	6.875%	6/30/2015 (3)	75	78
SLM Corp.	5.625%	4/10/2007	975	991
SLM Corp.	4.500%	7/26/2010	250	246
SLM Corp.	5.050%	11/14/2014	125	125
SLM Corp.	5.625%	8/1/2033	325	338
Wells Fargo & Co.	5.500%	8/1/2012	375	389
Insurance (0.7%)
ACE Capital Trust II	9.700%	4/1/2030	50	67
ACE Ltd.	6.000%	4/1/2007	175	178
AEGON NV	4.750%	6/1/2013	125	123
AXA SA	8.600%	12/15/2030	300	395
Allstate Corp.	5.375%	12/1/2006	150	151
Allstate Corp.	7.200%	12/1/2009	475	517
Allstate Corp.	5.000%	8/15/2014	150	149
Allstate Corp.	5.550%	5/9/2035	350	337
American General Capital II	8.500%	7/1/2030	50	67
American International Group, Inc.	2.875%	5/15/2008 (2)	150	143
American International Group, Inc.	4.700%	10/1/2010 (3)	300	298
Arch Capital Group Ltd.	7.350%	5/1/2034	150	161
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	125	124
Assurant, Inc.	5.625%	2/15/2014	50	51
Assurant, Inc.	6.750%	2/15/2034	200	215
Axis Capital Holdings	5.750%	12/1/2014	100	100
CNA Financial Corp.	5.850%	12/15/2014	175	174
Cincinnati Financial Corp.	6.125%	11/1/2034	150	155
Commerce Group, Inc.	5.950%	12/9/2013	75	76
Fidelity National Financial, Inc.	7.300%	8/15/2011	225	235
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	75	77
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	200	223
Genworth Financial, Inc.	4.750%	6/15/2009	100	100
Genworth Financial, Inc.	5.750%	6/15/2014	100	105
Genworth Financial, Inc.	4.950%	10/1/2015	50	49
Genworth Financial, Inc.	6.500%	6/15/2034	150	167
Hartford Life, Inc.	7.375%	3/1/2031	300	366
ING USA Global	4.500%	10/1/2010	375	370
Loews Corp.	6.000%	2/1/2035	100	95
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	75	74
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	300	309
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	50	50
MetLife, Inc.	5.250%	12/1/2006	375	378
MetLife, Inc.	5.000%	11/24/2013	125	124
MetLife, Inc.	5.000%	6/15/2015	175	173
MetLife, Inc.	6.375%	6/15/2034	200	217
MetLife, Inc.	5.700%	6/15/2035	175	174
Nationwide Life Global Funding	5.350%	2/15/2007 (3)	125	126
Principal Life Inc. Funding	5.100%	4/15/2014	200	201
Progressive Corp.	6.625%	3/1/2029	200	226
Protective Life Secured Trust	3.700%	11/24/2008	350	340
Prudential Financial, Inc.	4.500%	7/15/2013	125	121
Prudential Financial, Inc.	4.750%	4/1/2014	250	244
Prudential Financial, Inc.	5.750%	7/15/2033	125	125
Prudential Financial, Inc.	5.400%	6/13/2035	50	48
St. Paul Cos., Inc.	5.750%	3/15/2007	125	127
Travelers Property Casualty Corp.	3.750%	3/15/2008	175	171
Travelers Property Casualty Corp.	6.375%	3/15/2033	100	103
Willis Group Holdings Ltd.	5.625%	7/15/2015	175	174
XL Capital Ltd.	5.250%	9/15/2014	225	218
XL Capital Ltd.	6.375%	11/15/2024	150	151
Real Estate Investment Trusts (0.4%)
Archstone-Smith Trust	5.250%	5/1/2015	175	175
Arden Realty LP	5.250%	3/1/2015	50	49
Boston Properties, Inc.	6.250%	1/15/2013	150	160
Boston Properties, Inc.	5.625%	4/15/2015	150	154
Brandywine Realty Trust	5.400%	11/1/2014	200	197
Colonial Realty LP	5.500%	10/1/2015	100	99
EOP Operating LP	7.750%	11/15/2007	500	529
EOP Operating LP	4.650%	10/1/2010	375	369
EOP Operating LP	6.750%	2/15/2012	200	217
EOP Operating LP	4.750%	3/15/2014	125	120
ERP Operating LP	6.625%	3/15/2012	350	379
ERP Operating LP	5.125%	3/15/2016	175	173
Health Care Property Investment, Inc.	6.450%	6/25/2012	300	318
Hospitality Properties	5.125%	2/15/2015	100	96
Liberty Property LP	5.125%	3/2/2015	225	220
ProLogis	5.500%	3/1/2013	100	102
Regency Centers LP	6.750%	1/15/2012	125	135
Regency Centers LP	5.250%	8/1/2015 (3)	250	246
Simon Property Group Inc.	6.375%	11/15/2007	400	413
Simon Property Group Inc.	5.100%	6/15/2015	550	537
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	75	74
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	125	121
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	175	171
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	200	195
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	150	150
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	100	98
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	25	25
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	275	272
J. Paul Getty Trust	5.875%	10/1/2033	125	131

				101,270

Industrial (10.2%)
Basic Industry (0.8%)
Alcan, Inc.	4.500%	5/15/2013	275	265
Alcan, Inc.	5.000%	6/1/2015	200	197
Alcoa, Inc.	4.250%	8/15/2007	275	274
Alcoa, Inc.	7.375%	8/1/2010	200	222
Aluminum Co. of America	6.750%	1/15/2028	500	582
BHP Finance USA Ltd.	8.500%	12/1/2012	300	366
Barrick Gold Finance Inc.	4.875%	11/15/2014	125	123
Celulosa Arauco Constitution SA	8.625%	8/15/2010	150	172
Celulosa Arauco Constitution SA	5.625%	4/20/2015 (3)	250	248
Dow Chemical Co.	6.125%	2/1/2011	500	529
Dow Chemical Co.	7.375%	11/1/2029	150	183
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	500	541
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	150	147
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	175	175
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	100	117
Falconbridge Ltd.	7.350%	6/5/2012	150	165
ICI Wilmington	4.375%	12/1/2008	200	195
Inco Ltd.	7.750%	5/15/2012	150	171
Inco Ltd.	5.700%	10/15/2015	200	204
International Paper Co.	5.850%	10/30/2012 (2)	125	129
International Paper Co.	6.750%	9/1/2011	530	571
International Paper Co.	5.300%	4/1/2015	50	49
Lubrizol Corp.	5.500%	10/1/2014	375	377
MeadWestvaco Corp.	6.850%	4/1/2012	300	326
Newmont Mining	5.875%	4/1/2035	125	123
Noranda, Inc.	7.250%	7/15/2012	250	275
Noranda, Inc.	5.500%	6/15/2017	100	97
Placer Dome, Inc.	6.450%	10/15/2035	200	210
Potash Corp. of Saskatchewan	7.750%	5/31/2011	350	398
Praxair, Inc.	6.900%	11/1/2006	125	128
Praxair, Inc.	2.750%	6/15/2008	25	24
Praxair, Inc.	3.950%	6/1/2013	525	494
Rohm & Haas Co.	9.800%	4/15/2020 (1)	206	265
Rohm & Haas Co.	7.850%	7/15/2029	100	130
Teck Cominco Ltd.	6.125%	10/1/2035	250	245
Vale Overseas Ltd.	8.250%	1/17/2034	100	113
Weyerhaeuser Co.	6.125%	3/15/2007	154	157
Weyerhaeuser Co.	5.950%	11/1/2008	211	217
Weyerhaeuser Co.	6.750%	3/15/2012	275	297
Weyerhaeuser Co.	7.375%	3/15/2032	250	284
Capital Goods (1.2%)
BAE Systems	7.156%	12/15/2011 (1)(3)	106	113
Boeing Capital Corp.	5.750%	2/15/2007	475	482
Boeing Capital Corp.	7.375%	9/27/2010	225	251
Boeing Capital Corp.	6.500%	2/15/2012	125	137
CRH America Inc.	6.950%	3/15/2012	200	220
CRH America Inc.	6.400%	10/15/2033	200	219
Caterpillar Financial Services Corp.	4.500%	9/1/2008	50	50
Caterpillar Financial Services Corp.	4.150%	1/15/2010	100	98
Caterpillar Financial Services Corp.	4.300%	6/1/2010	650	639
Caterpillar Financial Services Corp.	4.750%	2/17/2015	75	74
Caterpillar Financial Services Corp.	4.625%	6/1/2015	150	146
Caterpillar, Inc.	7.300%	5/1/2031	100	127
Caterpillar, Inc.	7.375%	3/1/2097	250	316
Deere & Co.	8.100%	5/15/2030	375	512
Emerson Electric Co.	7.125%	8/15/2010	100	111
Emerson Electric Co.	4.625%	10/15/2012	500	497
General Dynamics Corp.	3.000%	5/15/2008	200	192
General Dynamics Corp.	4.500%	8/15/2010	125	124
General Dynamics Corp.	4.250%	5/15/2013	100	96
General Electric Co.	5.000%	2/1/2013	800	807
Hanson PLC	5.250%	3/15/2013	325	326
Honeywell International, Inc.	6.125%	11/1/2011	200	215
John Deere Capital Corp.	3.875%	3/7/2007	225	223
John Deere Capital Corp.	4.500%	8/25/2008	750	746
John Deere Capital Corp.	7.000%	3/15/2012	100	112
Lockheed Martin Corp.	7.650%	5/1/2016	425	516
Lockheed Martin Corp.	8.500%	12/1/2029	100	138
Masco Corp.	5.875%	7/15/2012	325	340
Masco Corp.	4.800%	6/15/2015	125	120
Masco Corp.	6.500%	8/15/2032	100	110
Northrop Grumman Corp.	7.750%	2/15/2031	250	322
Raytheon Co.	4.850%	1/15/2011	475	472
Raytheon Co.	5.500%	11/15/2012	200	206
Raytheon Co.	5.375%	4/1/2013	100	102
Raytheon Co.	7.200%	8/15/2027	100	119
Republic Services, Inc.	6.086%	3/15/2035	200	204
TRW, Inc.	7.750%	6/1/2029	200	255
Textron Financial Corp.	5.875%	6/1/2007	200	204
Textron Financial Corp.	4.600%	5/3/2010	325	322
Textron, Inc.	6.500%	6/1/2012	200	217
The Boeing Co.	8.750%	8/15/2021	300	407
The Boeing Co.	8.750%	9/15/2031	100	143
Tyco International Group SA	6.125%	1/15/2009	100	104
Tyco International Group SA	6.750%	2/15/2011	525	567
Tyco International Group SA	6.000%	11/15/2013	75	79
Tyco International Group SA	7.000%	6/15/2028	500	577
USA Waste Services, Inc.	7.000%	7/15/2028	150	168
United Technologies Corp.	4.875%	11/1/2006	425	426
United Technologies Corp.	4.875%	5/1/2015	225	225
United Technologies Corp.	7.500%	9/15/2029	200	255
United Technologies Corp.	5.400%	5/1/2035	275	275
Waste Management, Inc.	6.500%	11/15/2008	500	523
Waste Management, Inc.	7.375%	8/1/2010	225	247
Waste Management, Inc.	5.000%	3/15/2014	75	74
Waste Management, Inc.	7.750%	5/15/2032	100	124
Communication (2.7%)
AT&T Wireless Services, Inc.	7.875%	3/1/2011	450	511
AT&T Wireless Services, Inc.	8.125%	5/1/2012	525	616
AT&T Wireless Services, Inc.	8.750%	3/1/2031	325	437
Alltel Corp.	7.000%	7/1/2012	425	474
America Movil SA de C.V	4.125%	3/1/2009	250	245
America Movil SA de C.V	5.500%	3/1/2014	125	124
America Movil SA de C.V	5.750%	1/15/2015	100	101
America Movil SA de C.V	6.375%	3/1/2035	275	267
BellSouth Capital Funding	7.875%	2/15/2030	400	496
BellSouth Corp.	5.000%	10/15/2006	275	276
BellSouth Corp.	4.200%	9/15/2009	150	147
BellSouth Corp.	4.750%	11/15/2012	225	222
BellSouth Corp.	5.200%	9/15/2014	200	201
BellSouth Corp.	6.550%	6/15/2034	275	295
BellSouth Corp.	6.000%	11/15/2034	225	225
BellSouth Telecommunications	6.375%	6/1/2028	250	261
British Sky Broadcasting Corp.	7.300%	10/15/2006	75	77
British Sky Broadcasting Corp.	6.875%	2/23/2009	150	159
British Sky Broadcasting Corp.	8.200%	7/15/2009	75	83
British Telecommunications PLC	8.375%	12/15/2010 (2)	700	809
British Telecommunications PLC	8.875%	12/15/2030 (2)	125	170
CenturyTel Enterprises	6.875%	1/15/2028	100	104
Cingular Wireless	7.125%	12/15/2031	100	114
Clear Channel Communications, Inc.	4.625%	1/15/2008	50	50
Clear Channel Communications, Inc.	7.650%	9/15/2010	300	325
Clear Channel Communications, Inc.	5.000%	3/15/2012	200	191
Clear Channel Communications, Inc.	5.750%	1/15/2013	50	49
Clear Channel Communications, Inc.	5.500%	9/15/2014	225	217
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	375	444
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	100	134
Comcast Cable Communications, Inc.	6.875%	6/15/2009	600	639
Comcast Cable Communications, Inc.	6.750%	1/30/2011	250	269
Comcast Cable Communications, Inc.	8.875%	5/1/2017	350	445
Comcast Corp.	7.050%	3/15/2033	100	111
Comcast Corp.	5.650%	6/15/2035	125	116
Cox Communications, Inc.	3.875%	10/1/2008	250	242
Cox Communications, Inc.	4.625%	1/15/2010	500	489
Cox Communications, Inc.	7.750%	11/1/2010	200	221
Cox Communications, Inc.	5.450%	12/15/2014	300	298
Deutsche Telekom International Finance	8.500%	6/15/2010 (2)	1,050	1,186
Deutsche Telekom International Finance	8.750%	6/15/2030 (2)	350	452
Deutsche Telekom International Finance	3.875%	7/22/2008	100	98
Deutsche Telekom International Finance	5.250%	7/22/2013	100	101
France Telecom	7.750%	3/1/2011 (2)	250	284
France Telecom	8.500%	3/1/2031 (2)	775	1,030
GTE Corp.	8.750%	11/1/2021	100	128
Gannett Co., Inc.	6.375%	4/1/2012	250	270
Grupo Televisa SA	6.625%	3/18/2025	200	202
Koninklijke KPN NV	8.375%	10/1/2030	275	354
News America Holdings, Inc.	9.250%	2/1/2013	200	248
News America Holdings, Inc.	8.000%	10/17/2016	175	210
News America Holdings, Inc.	8.150%	10/17/2036	100	122
News America Inc.	5.300%	12/15/2014	225	224
News America Inc.	6.200%	12/15/2034	300	300
Nextel Communications	6.875%	10/31/2013	225	239
Nextel Communications	5.950%	3/15/2014	165	169
Nextel Communications	7.375%	8/1/2015	300	322
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	100	96
R.R. Donnelley & Sons Co.	4.950%	5/15/2010 (3)	25	25
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	125	120
Reed Elsevier Capital	4.625%	6/15/2012	50	49
SBC Communications Inc.	7.500%	5/1/2007	125	130
SBC Communications, Inc.	4.125%	9/15/2009	350	340
SBC Communications, Inc.	6.250%	3/15/2011	225	238
SBC Communications, Inc.	5.875%	2/1/2012	60	63
SBC Communications, Inc.	5.875%	8/15/2012	740	774
SBC Communications, Inc.	5.100%	9/15/2014	525	520
SBC Communications, Inc.	6.450%	6/15/2034	125	132
SBC Communications, Inc.	6.150%	9/15/2034	50	51
Sprint Capital Corp.	6.000%	1/15/2007	400	407
Sprint Capital Corp.	6.125%	11/15/2008	400	416
Sprint Capital Corp.	7.625%	1/30/2011	100	112
Sprint Capital Corp.	8.375%	3/15/2012	200	235
Sprint Capital Corp.	6.875%	11/15/2028	475	524
Sprint Capital Corp.	8.750%	3/15/2032	425	569
TCI Communications, Inc.	8.750%	8/1/2015	375	465
TCI Communications, Inc.	7.875%	2/15/2026	100	120
Tele-Communications, Inc.	7.875%	8/1/2013	150	173
Telecom Italia Capital	4.000%	11/15/2008	230	224
Telecom Italia Capital	4.000%	1/15/2010 (3)	495	476
Telecom Italia Capital	5.250%	11/15/2013	450	446
Telecom Italia Capital	4.950%	9/30/2014 (3)	150	145
Telecom Italia Capital	5.250%	10/1/2015	275	270
Telecom Italia Capital	6.375%	11/15/2033	100	103
Telecom Italia Capital	6.000%	9/30/2034 (3)	150	147
Telefonica Europe BV	7.750%	9/15/2010	325	366
Telefonica Europe BV	8.250%	9/15/2030	225	298
Telefonos de Mexico SA	4.500%	11/19/2008	200	198
Telefonos de Mexico SA	5.500%	1/27/2015	225	223
Telus Corp.	7.500%	6/1/2007	425	444
Telus Corp.	8.000%	6/1/2011	275	314
Thomson Corp.	5.750%	2/1/2008	400	410
Time Warner Entertainment	7.250%	9/1/2008	50	53
Time Warner Entertainment	8.375%	3/15/2023	175	212
Time Warner Entertainment	8.375%	7/15/2033	125	156
US Cellular	6.700%	12/15/2033	175	178
USA Interactive	7.000%	1/15/2013	150	158
Univision Communications, Inc.	2.875%	10/15/2006	100	98
Univision Communications, Inc.	7.850%	7/15/2011	275	307
Verizon Global Funding Corp.	4.000%	1/15/2008	350	345
Verizon Global Funding Corp.	6.875%	6/15/2012	650	717
Verizon Global Funding Corp.	7.375%	9/1/2012	625	710
Verizon Global Funding Corp.	7.750%	12/1/2030	250	305
Verizon New England, Inc.	6.500%	9/15/2011	100	107
Verizon New Jersey, Inc.	5.875%	1/17/2012	400	414
Verizon New York, Inc.	6.875%	4/1/2012	125	133
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	475	486
Verizon Wireless Capital	5.375%	12/15/2006	525	530
Vodafone AirTouch PLC	7.750%	2/15/2010	175	195
Vodafone AirTouch PLC	7.875%	2/15/2030	475	605
Vodafone Group PLC	3.950%	1/30/2008	200	197
Vodafone Group PLC	5.000%	12/16/2013	125	125
Vodafone Group PLC	5.000%	9/15/2015	325	322
WPP Finance USA Corp.	5.875%	6/15/2014	150	155
Consumer Cyclical (1.8%)
Brinker International	5.750%	6/1/2014	75	78
CVS Corp.	4.000%	9/15/2009	150	146
CVS Corp.	4.875%	9/15/2014	125	122
Cendant Corp.	6.250%	1/15/2008	350	359
Cendant Corp.	7.375%	1/15/2013	175	191
Centex Corp.	5.450%	8/15/2012	100	99
Centex Corp.	5.125%	10/1/2013	300	289
Centex Corp.	5.250%	6/15/2015	350	336
Chrysler Corp.	7.450%	3/1/2027	200	215
Costco Wholesale Corp.	5.500%	3/15/2007	175	177
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	200	199
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	250	244
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	125	123
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	200	221
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	200	221
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	225	245
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	100	106
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	500	606
Federated Department Stores, Inc.	6.790%	7/15/2027	100	106
Federated Department Stores, Inc.	6.900%	4/1/2029	100	108
Ford Motor Credit Co.	6.500%	1/25/2007	1,675	1,680
Ford Motor Credit Co.	7.750%	2/15/2007	225	228
Ford Motor Credit Co.	4.950%	1/15/2008	125	120
Ford Motor Credit Co.	5.800%	1/12/2009	325	304
Ford Motor Credit Co.	7.375%	10/28/2009	350	340
Ford Motor Credit Co.	7.875%	6/15/2010	250	244
Ford Motor Credit Co.	7.375%	2/1/2011	475	456
Ford Motor Credit Co.	7.250%	10/25/2011	800	764
Ford Motor Credit Co.	7.000%	10/1/2013	200	185
Harrah's Operating Co., Inc.	7.125%	6/1/2007	175	181
Harrah's Operating Co., Inc.	7.500%	1/15/2009	250	267
Harrah's Operating Co., Inc.	5.375%	12/15/2013	25	25
Harrah's Operating Co., Inc.	5.625%	6/1/2015 (3)	400	394
Harrah's Operating Co., Inc.	5.750%	10/1/2017 (3)	225	221
Home Depot Inc.	3.750%	9/15/2009	400	388
Home Depot Inc.	4.625%	8/15/2010	250	250
Kohl's Corp.	6.000%	1/15/2033	100	100
Lennar Corp.	5.125%	10/1/2010 (3)	50	49
Lennar Corp.	5.600%	5/31/2015 (3)	350	344
Limited Brands Inc.	5.250%	11/1/2014	150	140
Lowe's Cos., Inc.	6.875%	2/15/2028	250	296
Marriott International	4.625%	6/15/2012	150	145
May Department Stores Co.	9.750%	2/15/2021 (1)	310	384
May Department Stores Co.	6.700%	7/15/2034	125	130
McDonald's Corp.	6.000%	4/15/2011	125	132
Nordstrom, Inc.	6.950%	3/15/2028	100	112
Pulte Homes, Inc.	4.875%	7/15/2009	275	272
Pulte Homes, Inc.	5.250%	1/15/2014	175	168
Pulte Homes, Inc.	5.200%	2/15/2015	50	47
Pulte Homes, Inc.	7.875%	6/15/2032	75	85
Pulte Homes, Inc.	6.000%	2/15/2035	50	45
Target Corp.	3.375%	3/1/2008	200	195
Target Corp.	5.400%	10/1/2008	450	461
Target Corp.	5.375%	6/15/2009	125	128
Target Corp.	7.500%	8/15/2010	125	140
Target Corp.	5.875%	3/1/2012	100	106
Target Corp.	7.000%	7/15/2031	125	151
Target Corp.	6.350%	11/1/2032	100	113
The Walt Disney Co.	5.375%	6/1/2007	450	456
The Walt Disney Co.	6.375%	3/1/2012	400	431
Time Warner, Inc.	6.150%	5/1/2007	525	536
Time Warner, Inc.	6.750%	4/15/2011	100	108
Time Warner, Inc.	6.875%	5/1/2012	150	164
Time Warner, Inc.	9.150%	2/1/2023	150	194
Time Warner, Inc.	7.625%	4/15/2031	660	774
Time Warner, Inc.	7.700%	5/1/2032	490	581
Toll Brothers, Inc.	5.150%	5/15/2015 (3)	150	143
Toyota Motor Credit Corp.	4.250%	3/15/2010	800	789
Viacom Inc.	6.625%	5/15/2011	600	638
Viacom Inc.	5.625%	8/15/2012	175	178
Viacom Inc.	7.875%	7/30/2030	125	147
Viacom Inc.	5.500%	5/15/2033	100	90
Wal-Mart Stores, Inc.	4.375%	7/12/2007	250	250
Wal-Mart Stores, Inc.	3.375%	10/1/2008	450	436
Wal-Mart Stores, Inc.	6.875%	8/10/2009	200	215
Wal-Mart Stores, Inc.	4.000%	1/15/2010	150	146
Wal-Mart Stores, Inc.	4.125%	7/1/2010	50	49
Wal-Mart Stores, Inc.	4.750%	8/15/2010	225	225
Wal-Mart Stores, Inc.	4.125%	2/15/2011	350	341
Wal-Mart Stores, Inc.	4.550%	5/1/2013	225	221
Wal-Mart Stores, Inc.	4.500%	7/1/2015	125	121
Wal-Mart Stores, Inc.	7.550%	2/15/2030	575	732
Wal-Mart Stores, Inc.	5.250%	9/1/2035	100	97
Yum! Brands, Inc.	8.875%	4/15/2011	175	207
Yum! Brands, Inc.	7.700%	7/1/2012	100	114
Consumer Noncyclical (2.0%)
Abbott Laboratories	3.500%	2/17/2009	175	169
Albertson's, Inc.	7.500%	2/15/2011	75	74
Albertson's, Inc.	7.450%	8/1/2029	250	215
Albertson's, Inc.	8.000%	5/1/2031	150	136
Altria Group, Inc.	5.625%	11/4/2008	275	281
Altria Group, Inc.	7.000%	11/4/2013	300	330
Amgen Inc.	4.000%	11/18/2009	300	293
Amgen Inc.	4.850%	11/18/2014	200	200
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	275	291
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	100	119
Archer-Daniels-Midland Co.	8.125%	6/1/2012	300	353
Archer-Daniels-Midland Co.	5.375%	9/15/2035	150	145
AstraZeneca PLC	5.400%	6/1/2014	150	155
Baxter International, Inc.	5.250%	5/1/2007	75	76
Baxter International, Inc.	4.750%	10/15/2010 (3)	175	174
Boston Scientific	5.450%	6/15/2014	325	331
Bottling Group LLC	2.450%	10/16/2006	225	221
Bottling Group LLC	4.625%	11/15/2012	275	273
Bristol-Myers Squibb Co.	4.000%	8/15/2008	250	247
Bristol-Myers Squibb Co.	5.750%	10/1/2011	550	577
Bristol-Myers Squibb Co.	6.875%	8/1/2097	100	118
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	200	197
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	100	100
Bunge Ltd. Finance Corp.	5.100%	7/15/2015 (3)	25	25
CIGNA Corp.	7.400%	5/15/2007	200	208
Campbell Soup Co.	5.500%	3/15/2007	150	152
Campbell Soup Co.	6.750%	2/15/2011	50	55
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	90	113
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	150	178
Clorox Co.	4.200%	1/15/2010	300	295
Clorox Co.	5.000%	1/15/2015	200	201
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	125	129
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	800	857
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	75	98
ConAgra Foods, Inc.	7.875%	9/15/2010	575	642
ConAgra Foods, Inc.	7.125%	10/1/2026	100	110
Eli Lilly & Co.	6.000%	3/15/2012	125	134
Genentech Inc.	4.400%	7/15/2010 (3)	100	99
Genentech Inc.	4.750%	7/15/2015 (3)	50	49
Genentech Inc.	5.250%	7/15/2035 (3)	125	121
General Mills, Inc.	2.625%	10/24/2006	25	25
General Mills, Inc.	5.125%	2/15/2007	475	478
General Mills, Inc.	6.000%	2/15/2012	358	379
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	25	24
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	575	555
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	675	813
H.J. Heinz Co.	6.750%	3/15/2032 (2)	325	366
Hospira, Inc.	4.950%	6/15/2009	125	125
Hospira, Inc.	5.900%	6/15/2014	75	78
Johnson & Johnson	3.800%	5/15/2013	225	214
Johnson & Johnson	4.950%	5/15/2033	125	122
Kellogg Co.	2.875%	6/1/2008	275	263
Kellogg Co.	6.600%	4/1/2011	175	190
Kellogg Co.	7.450%	4/1/2031	175	220
Kimberly-Clark Corp.	5.625%	2/15/2012	100	105
Kimberly-Clark Corp.	4.875%	8/15/2015	300	301
Kraft Foods, Inc.	4.625%	11/1/2006	925	926
Kraft Foods, Inc.	5.625%	11/1/2011	275	284
Kraft Foods, Inc.	6.250%	6/1/2012	175	187
Kraft Foods, Inc.	6.500%	11/1/2031	275	305
Kroger Co.	7.800%	8/15/2007	75	79
Kroger Co.	6.800%	4/1/2011	400	426
Kroger Co.	6.750%	4/15/2012	200	215
Kroger Co.	8.000%	9/15/2029	250	291
Medtronic Inc.	4.375%	9/15/2010 (3)	100	99
Medtronic Inc.	4.750%	9/15/2015 (3)	200	198
Merck & Co.	4.375%	2/15/2013	100	95
Merck & Co.	4.750%	3/1/2015	100	96
Merck & Co.	6.400%	3/1/2028	125	136
Molson Coors	4.850%	9/22/2010 (3)	75	74
Newell Rubbermaid, Inc.	4.000%	5/1/2010	150	143
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	250	302
PepsiAmericas Inc.	5.000%	5/15/2017	200	198
Pfizer, Inc.	4.500%	2/15/2014	500	492
Philip Morris Cos., Inc.	7.750%	1/15/2027	50	59
Procter & Gamble Co.	6.875%	9/15/2009	250	271
Procter & Gamble Co.	4.950%	8/15/2014	25	25
Procter & Gamble Co.	5.500%	2/1/2034	25	25
Procter & Gamble Co.	5.800%	8/15/2034	250	265
Procter & Gamble Co. ESOP	9.360%	1/1/2021 (1)	600	788
Safeway, Inc.	6.500%	3/1/2011	250	261
Safeway, Inc.	5.800%	8/15/2012	125	126
Sara Lee Corp.	2.750%	6/15/2008	475	450
Schering-Plough Corp.	5.550%	12/1/2013 (2)	200	206
Schering-Plough Corp.	6.750%	12/1/2033 (2)	150	173
Sysco Corp.	5.375%	9/21/2035	175	174
Tyson Foods, Inc.	8.250%	10/1/2011	300	347
Unilever Capital Corp.	7.125%	11/1/2010	400	443
UnitedHealth Group, Inc.	5.200%	1/17/2007	375	378
UnitedHealth Group, Inc.	4.125%	8/15/2009	75	74
UnitedHealth Group, Inc.	5.000%	8/15/2014	125	125
UnitedHealth Group, Inc.	4.875%	3/15/2015	100	99
WellPoint, Inc.	6.375%	1/15/2012	150	162
WellPoint, Inc.	3.750%	12/14/2007	100	98
WellPoint, Inc.	4.250%	12/15/2009	75	73
WellPoint, Inc.	5.000%	12/15/2014	200	198
WellPoint, Inc.	5.950%	12/15/2034	125	131
Wrigley Co.	4.300%	7/15/2010	225	222
Wrigley Co.	4.650%	7/15/2015	175	172
Wyeth	4.375%	3/1/2008 (2)	600	596
Wyeth	5.500%	3/15/2013 (2)	400	410
Wyeth	6.450%	2/1/2024	100	110
Wyeth	6.500%	2/1/2034	225	252
Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	225	277
Amerada Hess Corp.	6.650%	8/15/2011	150	163
Amerada Hess Corp.	7.875%	10/1/2029	225	275
Anadarko Finance Co.	6.750%	5/1/2011	150	163
Anadarko Finance Co.	7.500%	5/1/2031	400	494
Apache Finance Canada	7.750%	12/15/2029	75	99
BP Capital Markets PLC	2.750%	12/29/2006	50	49
BP Capital Markets PLC	2.625%	3/15/2007	150	147
Burlington Resources, Inc.	6.680%	2/15/2011	350	380
Burlington Resources, Inc.	6.500%	12/1/2011	175	190
Burlington Resources, Inc.	7.200%	8/15/2031	50	61
Canadian Natural Resources	5.450%	10/1/2012	100	102
Conoco Funding Co.	5.450%	10/15/2006	125	126
Conoco Funding Co.	6.350%	10/15/2011	525	571
Conoco Funding Co.	7.250%	10/15/2031	100	126
Conoco, Inc.	6.350%	4/15/2009	500	528
Devon Financing Corp.	6.875%	9/30/2011	500	549
Devon Financing Corp.	7.875%	9/30/2031	100	126
Diamond Offshore Drilling	4.875%	7/1/2015 (3)	25	24
Encana Corp.	4.750%	10/15/2013	75	74
Encana Holdings Finance Corp.	5.800%	5/1/2014	100	105
Halliburton Co.	5.500%	10/15/2010	125	129
Husky Energy Inc.	6.250%	6/15/2012	100	106
Marathon Oil Corp.	5.375%	6/1/2007	175	177
Marathon Oil Corp.	6.800%	3/15/2032	175	202
Nexen, Inc.	5.050%	11/20/2013	200	198
Norsk Hydro	6.360%	1/15/2009	150	158
Norsk Hydro	7.250%	9/23/2027	200	247
Norsk Hydro	7.150%	1/15/2029	50	62
Occidental Petroleum	7.200%	4/1/2028	200	246
Ocean Energy, Inc.	4.375%	10/1/2007	25	25
Ocean Energy, Inc.	7.250%	10/1/2011	50	56
PF Export Receivables Master Trust	6.600%	12/1/2011 (1)(3)	685	730
PanCanadian Energy Corp.	7.200%	11/1/2031	125	152
Petro-Canada	4.000%	7/15/2013	400	371
Petro-Canada	7.875%	6/15/2026	25	31
Petro-Canada	5.350%	7/15/2033	150	137
Petro-Canada	5.950%	5/15/2035	200	199
Pioneer Natural Resources Co.	5.875%	7/15/2016	45	44
Sunoco, Inc.	4.875%	10/15/2014	75	73
Talisman Energy, Inc.	5.125%	5/15/2015	50	50
Texaco Capital, Inc.	5.500%	1/15/2009	175	180
Tosco Corp.	8.125%	2/15/2030	525	715
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	250	313
Union Oil Co. of California	5.050%	10/1/2012	125	128
Valero Energy Corp.	6.875%	4/15/2012	100	110
Valero Energy Corp.	7.500%	4/15/2032	100	121
XTO Energy, Inc.	6.250%	4/15/2013	100	107
XTO Energy, Inc.	5.000%	1/31/2015	75	74
XTO Energy, Inc.	5.300%	6/30/2015	175	175
Technology (0.4%)
Affiliated Computer Services	4.700%	6/1/2010	50	49
Affiliated Computer Services	5.200%	6/1/2015	25	24
Computer Associates Inc.	4.750%	12/1/2009 (3)	175	172
Computer Sciences Corp.	3.500%	4/15/2008	100	97
Deluxe Corp.	3.500%	10/1/2007	75	73
Electronic Data Systems	6.500%	8/1/2013 (2)	275	282
Electronic Data Systems	7.125%	10/15/2009	75	80
Electronic Data Systems	7.450%	10/15/2029	50	52
First Data Corp.	4.700%	11/1/2006	250	251
First Data Corp.	3.375%	8/1/2008	25	24
First Data Corp.	4.500%	6/15/2010	325	322
First Data Corp.	4.950%	6/15/2015	325	322
Harris Corp.	5.000%	10/1/2015	175	173
Hewlett-Packard Co.	5.750%	12/15/2006	425	431
Hewlett-Packard Co.	3.625%	3/15/2008	225	220
International Business Machines Corp.	6.450%	8/1/2007	600	620
International Business Machines Corp.	5.375%	2/1/2009	100	102
International Business Machines Corp.	7.500%	6/15/2013	200	234
International Business Machines Corp.	7.000%	10/30/2025	250	298
International Business Machines Corp.	6.220%	8/1/2027	300	330
International Business Machines Corp.	7.125%	12/1/2096	75	91
Motorola, Inc.	7.625%	11/15/2010	76	86
Motorola, Inc.	8.000%	11/1/2011	100	116
Motorola, Inc.	7.500%	5/15/2025	200	241
Motorola, Inc.	6.500%	9/1/2025	75	82
Pitney Bowes Credit Corp.	5.750%	8/15/2008	125	129
Pitney Bowes, Inc.	4.750%	1/15/2016	375	366
Science Applications International Corp.	6.250%	7/1/2012	50	54
Science Applications International Corp.	5.500%	7/1/2033	50	49
Transportation (0.5%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	325	329
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	100	105
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	325	355
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	125	146
CNF, Inc.	6.700%	5/1/2034	150	157
CSX Corp.	6.750%	3/15/2011	200	217
CSX Corp.	6.300%	3/15/2012	125	134
Canadian National Railway Co.	6.800%	7/15/2018	375	433
Canadian National Railway Co.	6.250%	8/1/2034	150	166
Canadian Pacific Rail	6.250%	10/15/2011	325	349
Canadian Pacific Rail	7.125%	10/15/2031	100	121
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017 (1)	267	258
ERAC USA Finance Co.	7.350%	6/15/2008 (3)	175	186
FedEx Corp.	2.650%	4/1/2007	150	146
FedEx Corp.	3.500%	4/1/2009	75	72
Hertz Corp.	6.350%	6/15/2010	100	95
Hertz Corp.	7.400%	3/1/2011	525	516
Hertz Corp.	7.625%	6/1/2012	125	121
Norfolk Southern Corp.	6.200%	4/15/2009	125	131
Norfolk Southern Corp.	7.700%	5/15/2017	150	182
Norfolk Southern Corp.	9.750%	6/15/2020	158	224
Norfolk Southern Corp.	7.050%	5/1/2037	150	179
Norfolk Southern Corp.	7.900%	5/15/2097	175	228
Southwest Airlines Co.	6.500%	3/1/2012	400	424
Southwest Airlines Co.	5.125%	3/1/2017	50	47
Union Pacific Corp.	3.625%	6/1/2010	500	473
Union Pacific Corp.	6.125%	1/15/2012	50	53
Union Pacific Corp.	6.500%	4/15/2012	175	190
Union Pacific Corp.	7.000%	2/1/2016	50	57
Union Pacific Corp.	6.625%	2/1/2029	100	112
Other (0.0%)
Black & Decker Corp.	4.750%	11/1/2014	50	48
Hughes Supply Inc.	5.500%	10/15/2014	150	148
Rockwell International Corp.	6.700%	1/15/2028	100	115

				125,437

Utilities (1.8%)
Electric (1.4%)
AEP Texas Central Co.	5.500%	2/15/2013	225	230
Alabama Power Co.	3.500%	11/15/2007	325	318
Alabama Power Co.	5.500%	10/15/2017	250	261
Arizona Public Service Co.	4.650%	5/15/2015	325	311
Boston Edison Co.	4.875%	4/15/2014	100	100
CenterPoint Energy Houston	5.700%	3/15/2013	400	415
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	125	130
Cleveland Electric Illumination Co.	7.880%	11/1/2017	100	124
Commonwealth Edison Co.	6.150%	3/15/2012	250	261
Constellation Energy Group, Inc.	6.125%	9/1/2009	500	518
Constellation Energy Group, Inc.	7.000%	4/1/2012	175	192
Consumers Energy Co.	4.250%	4/15/2008	100	99
Consumers Energy Co.	4.800%	2/17/2009	250	249
Consumers Energy Co.	5.000%	2/15/2012	200	199
Consumers Energy Co.	5.375%	4/15/2013	100	101
DTE Energy Co.	7.050%	6/1/2011	100	109
Detroit Edison Co.	5.700%	10/1/2037	50	50
Dominion Resources, Inc.	5.150%	7/15/2015	100	98
Dominion Resources, Inc.	6.300%	3/15/2033	100	104
Dominion Resources, Inc.	5.950%	6/15/2035	25	25
Dominion Resources, Inc. PUT	5.250%	8/1/2033	100	100
Duke Capital Corp.	6.750%	2/15/2032	100	109
Duke Energy Corp.	6.250%	1/15/2012	700	744
El Paso Electric Co.	6.000%	5/15/2035	75	77
Energy East Corp.	6.750%	6/15/2012	300	331
Entergy Gulf States	3.600%	6/1/2008	150	144
Exelon Corp.	4.900%	6/15/2015	200	189
FirstEnergy Corp.	5.500%	11/15/2006	250	252
FirstEnergy Corp.	6.450%	11/15/2011	250	266
FirstEnergy Corp.	7.375%	11/15/2031	275	324
Florida Power & Light Co.	5.950%	10/1/2033	100	106
Florida Power & Light Co.	5.625%	4/1/2034	250	254
Florida Power & Light Co.	4.950%	6/1/2035	200	183
Florida Power & Light Co.	5.400%	9/1/2035	150	147
HQI Transelec Chile SA	7.875%	4/15/2011	425	482
Jersey Central Power & Light	5.625%	5/1/2016	150	156
MidAmerican Energy Co.	6.750%	12/30/2031	150	174
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	500	526
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	100	98
National Rural Utilities Cooperative Finance Corp.	6.500%	3/1/2007	200	205
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	600	590
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	300	339
NiSource Finance Corp.	7.875%	11/15/2010	150	169
NiSource Finance Corp.	5.400%	7/15/2014	100	101
NiSource Finance Corp.	5.250%	9/15/2017	50	49
NiSource Finance Corp.	5.450%	9/15/2020	50	49
Oncor Electric Delivery Co.	6.375%	5/1/2012	375	402
Oncor Electric Delivery Co.	6.375%	1/15/2015	175	189
Oncor Electric Delivery Co.	7.000%	5/1/2032	100	115
Oncor Electric Delivery Co.	7.250%	1/15/2033	200	237
PPL Energy Supply LLC	6.400%	11/1/2011	250	268
PSE&G Power LLC	6.950%	6/1/2012	300	328
PSE&G Power LLC	5.500%	12/1/2015	150	152
PSE&G Power LLC	8.625%	4/15/2031	325	424
PacifiCorp	6.900%	11/15/2011	275	302
PacifiCorp	5.250%	6/15/2035	100	95
Pacific Gas & Electric Co.	3.600%	3/1/2009	125	121
Pacific Gas & Electric Co.	4.200%	3/1/2011	125	120
Pacific Gas & Electric Co.	4.800%	3/1/2014	75	73
Pacific Gas & Electric Co.	6.050%	3/1/2034	725	755
Pepco Holdings, Inc.	6.450%	8/15/2012	300	321
Pepco Holdings, Inc.	7.450%	8/15/2032	100	118
Progress Energy, Inc.	6.050%	4/15/2007	100	102
Progress Energy, Inc.	4.500%	6/1/2010	50	49
Progress Energy, Inc.	7.100%	3/1/2011	600	651
Progress Energy, Inc.	7.000%	10/30/2031	25	28
Public Service Co. of Colorado	4.375%	10/1/2008	225	223
Public Service Co. of Colorado	7.875%	10/1/2012	250	294
Public Service Co. of Colorado	5.500%	4/1/2014	150	156
Puget Sound Energy Inc.	5.483%	6/1/2035	50	49
SCANA Corp.	6.250%	2/1/2012	400	427
Southern California Edison Co.	5.000%	1/15/2014	150	150
Southern California Edison Co.	5.000%	1/15/2016	125	124
Southern California Edison Co.	6.000%	1/15/2034	100	106
Southern California Edison Co.	5.750%	4/1/2035	125	128
Southern California Edison Co.	5.350%	7/15/2035	75	73
United Utilities PLC	5.375%	2/1/2019	350	343
Virginia Electric & Power Co.	5.375%	2/1/2007	225	227
Wisconsin Electric Power Co.	5.625%	5/15/2033	100	101
Xcel Energy, Inc.	7.000%	12/1/2010	125	137
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	75	82
Atmos Energy Corp.	4.000%	10/15/2009	225	217
Atmos Energy Corp.	4.950%	10/15/2014	100	98
Columbia Energy Group	7.620%	11/28/2025	150	150
Consolidated Natural Gas	6.250%	11/1/2011	500	532
Consolidated Natural Gas	5.000%	12/1/2014	375	370
Duke Energy Field Services	8.125%	8/16/2030	150	194
Enbridge Energy Partners	4.900%	3/1/2015	125	123
Energy Transfer Partners LP	5.650%	8/1/2012 (3)	175	174
Energy Transfer Partners LP	5.950%	2/1/2015	100	99
Enterprise Products Operating LP	4.950%	6/1/2010	175	172
Enterprise Products Operating LP	5.600%	10/15/2014	225	224
Enterprise Products Operating LP	6.875%	3/1/2033	50	53
Enterprise Products Operating LP	6.650%	10/15/2034	50	52
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	200	197
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	290
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	100	96
Kinder Morgan, Inc.	6.500%	9/1/2012	200	215
Oneok Inc.	5.200%	6/15/2015	125	124
Oneok Inc.	6.000%	6/15/2035	125	126
San Diego Gas & Electric	5.350%	5/15/2035	50	49
Sempra Energy	7.950%	3/1/2010	70	78
TGT Pipeline, LLC	5.500%	2/1/2017	75	75
Texas Gas Transmission	4.600%	6/1/2015	150	144
Trans-Canada Pipelines	4.000%	6/15/2013	375	352

				21,732

TOTAL CORPORATE BONDS
(Cost $319,001)				319,846

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.6%)

African Development Bank	3.250%	8/1/2008	300	291
Asian Development Bank	4.875%	2/5/2007	850	856
Asian Development Bank	5.593%	7/16/2018	500	540
Bayerische Landesbank	2.875%	10/15/2008	250	237
Canadian Government	5.250%	11/5/2008	150	154
China Development Bank	4.750%	10/8/2014	200	196
China Development Bank	5.000%	10/15/2015	100	99
Corp. Andina de Fomento	5.200%	5/21/2013	125	125
Development Bank of Japan	4.250%	6/9/2015	100	96
Eksportfinans	3.375%	1/15/2008	250	244
Eksportfinans	4.375%	7/15/2009	225	224
European Investment Bank	4.625%	3/1/2007	1,300	1,304
European Investment Bank	2.375%	6/15/2007	250	243
European Investment Bank	3.125%	10/15/2007	500	489
European Investment Bank	3.875%	8/15/2008	800	792
European Investment Bank	4.000%	3/3/2010	275	270
European Investment Bank	4.625%	5/15/2014	500	505
Export Development Canada	4.000%	8/1/2007	200	198
Export-Import Bank of Korea	7.100%	3/15/2007	150	155
Export-Import Bank of Korea	4.500%	8/12/2009	100	99
Export-Import Bank of Korea	4.625%	3/16/2010	100	99
Export-Import Bank of Korea	5.125%	3/16/2015	50	50
Federation of Malaysia	8.750%	6/1/2009	250	282
Federation of Malaysia	7.500%	7/15/2011	175	197
Financement Quebec	5.000%	10/25/2012	200	204
Hellenic Republic	6.950%	3/4/2008	250	263
Instituto de Credito Oficial	6.000%	5/19/2008	200	208
Inter-American Development Bank	6.375%	10/22/2007	450	468
Inter-American Development Bank	5.375%	11/18/2008	150	155
Inter-American Development Bank	5.625%	4/16/2009	800	835
Inter-American Development Bank	8.500%	3/15/2011	325	383
Inter-American Development Bank	7.000%	6/15/2025	150	188
International Bank for Reconstruction & Development	4.125%	6/24/2009	575	571
International Bank for Reconstruction & Development	4.125%	8/12/2009	425	422
International Bank for Reconstruction & Development	8.875%	3/1/2026	250	376
International Finance Corp.	3.000%	4/15/2008	450	436
Japan Finance Corp.	4.625%	4/21/2015	200	197
KFW International Finance, Inc.	4.750%	1/24/2007	500	502
Korea Development Bank	3.875%	3/2/2009	300	291
Korea Development Bank	4.750%	7/20/2009	250	249
Korea Development Bank	4.625%	9/16/2010	100	98
Korea Development Bank	5.750%	9/10/2013	375	393
Korea Electric Power	7.750%	4/1/2013	275	320
Kredit Fuer Wiederaufbau	3.250%	7/16/2007	1,975	1,941
Kredit Fuer Wiederaufbau	3.500%	3/14/2008	300	294
Kredit Fuer Wiederaufbau	4.250%	6/15/2010	325	322
Kredit Fuer Wiederaufbau	4.125%	10/15/2014	300	290
Landwirtschaft Rentenbank	3.375%	11/15/2007	175	171
Landwirtschaft Rentenbank	3.250%	6/16/2008	675	654
Landwirtschaft Rentenbank	3.875%	9/4/2008	250	246
Nordic Investment Bank	3.125%	4/24/2008	250	242
Oesterreichische Kontrollbank	5.125%	3/20/2007	625	631
Ontario Hydro Electric	6.100%	1/30/2008	200	207
Pemex Project Funding Master Trust	8.000%	11/15/2011 (2)	175	200
Pemex Project Funding Master Trust	7.875%	2/1/2009 (2)	675	730
Pemex Project Funding Master Trust	8.625%	2/1/2022 (2)	350	427
Pemex Project Funding Master Trust	8.500%	2/15/2008	375	405
Pemex Project Funding Master Trust	9.125%	10/13/2010	100	117
Pemex Project Funding Master Trust	7.375%	12/15/2014	50	56
Pemex Project Funding Master Trust	5.750%	12/15/2015 (3)	150	149
Pemex Project Funding Master Trust	6.625%	6/15/2035 (3)	125	123
People's Republic of China	7.300%	12/15/2008	100	108
People's Republic of China	4.750%	10/29/2013	100	99
Province of British Columbia	5.375%	10/29/2008	470	484
Province of Manitoba	7.500%	2/22/2010	350	390
Province of New Brunswick	3.500%	10/23/2007	550	540
Province of Nova Scotia	5.750%	2/27/2012	125	132
Province of Ontario	3.350%	7/16/2007	50	49
Province of Ontario	5.500%	10/1/2008	1,600	1,639
Province of Ontario	3.625%	10/21/2009	350	339
Province of Ontario	4.500%	2/3/2015	125	123
Province of Quebec	5.750%	2/15/2009	550	572
Province of Quebec	5.000%	7/17/2009	425	432
Province of Quebec	4.600%	5/26/2015	150	147
Province of Quebec	7.500%	9/15/2029	400	533
Quebec Hydro Electric	8.050%	7/7/2024	150	203
Quebec Hydro Electric	6.300%	5/11/2011	100	107
Quebec Hydro Electric	7.500%	4/1/2016	500	601
Region of Lombardy	5.804%	10/25/2032	125	137
Republic of Chile	5.625%	7/23/2007	200	204
Republic of Chile	7.125%	1/11/2012	250	283
Republic of Chile	5.500%	1/15/2013	100	105
Republic of Finland	4.750%	3/6/2007	125	126
Republic of Hungary	4.750%	2/3/2015	450	447
Republic of Italy	4.375%	10/25/2006	500	500
Republic of Italy	3.625%	9/14/2007	2,175	2,140
Republic of Italy	3.750%	12/14/2007	500	492
Republic of Italy	4.000%	6/16/2008	50	49
Republic of Italy	6.000%	2/22/2011	50	53
Republic of Italy	5.625%	6/15/2012	1,225	1,287
Republic of Italy	4.500%	1/21/2015	400	401
Republic of Italy	6.875%	9/27/2023	475	571
Republic of Italy	5.375%	6/15/2033	350	358
Republic of Korea	8.875%	4/15/2008	400	443
Republic of Korea	4.250%	6/1/2013	250	239
Republic of Korea	4.875%	9/22/2014	300	297
Republic of Poland	6.250%	7/3/2012	250	272
Republic of Poland	5.250%	1/15/2014	275	283
Republic of South Africa	7.375%	4/25/2012	225	253
Republic of South Africa	6.500%	6/2/2014	175	192
Republic of South Africa	8.500%	6/23/2017	275	350
State of Israel	4.625%	6/15/2013	125	120
Swedish Export Credit Corp.	2.875%	1/26/2007	225	221
Swedish Export Credit Corp.	4.125%	10/15/2008	75	74
Swedish Export Credit Corp.	4.000%	6/15/2010	250	248
United Mexican States	8.625%	3/12/2008	175	190
United Mexican States	4.625%	10/8/2008	700	697
United Mexican States	10.375%	2/17/2009	275	321
United Mexican States	8.375%	1/14/2011	1,275	1,468
United Mexican States	7.500%	1/14/2012	200	224
United Mexican States	6.375%	1/16/2013	250	266
United Mexican States	6.625%	3/3/2015	75	81
United Mexican States	11.375%	9/15/2016	50	74
United Mexican States	8.125%	12/30/2019	500	606
United Mexican States	8.300%	8/15/2031	1,300	1,622
United Mexican States	7.500%	4/8/2033	150	173
United Mexican States	6.750%	9/27/2034	250	265

TOTAL SOVEREIGN BONDS
(Cost $43,983)				44,139

TAXABLE MUNICIPAL BONDS (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	225	221
Illinois (Taxable Pension) GO	5.100%	6/1/2033	1,200	1,184
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	250	259
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	175	226
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	10	10
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	165	159
Oregon (Taxable Pension) GO	5.762%	6/1/2023	125	135
Oregon (Taxable Pension) GO	5.892%	6/1/2027	125	136
Oregon School Board Assn	5.528%	6/30/2028	50	52
Wisconsin Public Service Rev	4.800%	5/1/2013	150	150
Wisconsin Public Service Rev	5.700%	5/1/2026	150	160

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,563)				2,692

TEMPORARY CASH INVESTMENT (1.6%)			Shares

Vanguard Market Liquidity Fund, 3.744%*
(Cost $19,208)			19,208,479	19,208

TOTAL INVESTMENTS (100.2%)
(Cost $1,234,202)				1,231,379

OTHER ASSETS AND LIABILITIES--NET (-0.2%)				(2,110)

NET ASSETS (100%)				$1,229,269

(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Adjustable-rate note.
(3)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $7,645,000, representing 0.6% of net assets.
(4)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
*Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
GO — General Obligation Bond.
PUT — Put Option Obligation.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $1,234,202,000. Net unrealized depreciation of investment securities for tax purposes was $2,823,000, consisting of unrealized gains of $9,134,000 on securities that had risen in value since their purchase and $11,957,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2005, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer *	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Commercial Mortgage-Backed Ssecurities Index
10/1/2005	UBS	$2,000	3.653%	$(34)
10/31/2005	BA	27,000	3.814%	(463)
11/30/2005	BA	14,000	3.803%	(240)
1/1/2006	UBS	4,000	3.643%	-
Federal National Mortgage Assn., 5.000% 15-Year
11/1/2005	UBS	4,000	3.493%	(19)
Federal National Mortgage Assn., 5.000% 30-Year
11/1/2005	UBS	2,000	3.493%	(10)
Federal National Mortgage Assn., 5.500% 30-Year
11/1/2005	UBS	3,000	3.543%	(15)
Federal National Mortgage Assn., 6.000% 30-Year
11/1/2005	UBS	2,000	3.583%	(9)

				$(790)

*BA-Bank of America.
UBS-UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 16, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.